Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Transamerica Series Trust
Entity Central Index Key	0000778207
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000074410
Shareholder Report [Line Items]
Fund Name	Transamerica Janus Balanced VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$80	0.74%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio outperformed its secondary blended benchmark, consisting of the S&P 500® Index (55%) and the Bloomberg US Aggregate Bond Index (45%), during the fiscal year ended December 31, 2024.

Asset allocation positioning was beneficial to relative performance, with an overweight to equities versus the blended benchmark, and a corresponding underweight to fixed income, aiding results as equities outgained bonds. The sub-adviser, Janus Henderson Investors US LLC, entered the year with approximately 60% in equities and 40% in fixed income and closed the year with roughly the same allocation. During the period, the portfolio managers modestly trimmed the equity allocation as stocks appreciated following strong market rallies.

The equity and fixed income sleeves of the Portfolio each outperformed their respective asset class benchmarks to contribute to overall relative performance.

The Portfolio’s equity allocation was well positioned from a sector perspective given the market environment. Notably, the Portfolio was overweight “growthier” sectors including communication services, information technology, and consumer discretionary, which outperformed the broader market and was underweight the materials and real estate sectors, which lagged. Also, positive stock selection in the information technology sector, highlighted by chipmaker NVIDIA Corp., helped relative performance.

Sector allocation and security selection decisions in the fixed income portion of the Portfolio helped relative performance. Specifically, overweight allocations to non-agency mortgages and commercial mortgage-backed securities, as well as an underweight to U.S. Treasuries were additive. Security selection within investment-grade corporates also contributed. Further, yield curve positioning helped performance during the period.

Conversely, there were three notable areas of the equity Portfolio that detracted from relative performance. Stock selection in the consumer discretionary and industrials sectors, highlighted by Nike, Inc. and Deere & Co. respectively, hurt performance. Also, Lam Research Corp. and KLA Corp., suppliers of wafer fabrication equipment, suffered from a weaker memory semiconductor market and growing concerns over potential restrictions on semiconductor equipment sales to China.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Initial Class	S&P 500® Index	Bloomberg US Aggregate Bond Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,912	$9,700	$10,210
2/28/2015	$10,228	$10,257	$10,114
3/31/2015	$10,132	$10,095	$10,161
4/30/2015	$10,191	$10,192	$10,124
5/31/2015	$10,235	$10,323	$10,100
6/30/2015	$10,051	$10,123	$9,990
7/31/2015	$10,162	$10,335	$10,059
8/31/2015	$9,783	$9,712	$10,045
9/30/2015	$9,623	$9,471	$10,113
10/31/2015	$10,125	$10,270	$10,114
11/30/2015	$10,141	$10,301	$10,088
12/31/2015	$10,034	$10,138	$10,055
1/31/2016	$9,646	$9,635	$10,193
2/29/2016	$9,623	$9,622	$10,266
3/31/2016	$9,965	$10,275	$10,360
4/30/2016	$9,965	$10,315	$10,400
5/31/2016	$10,034	$10,500	$10,402
6/30/2016	$10,003	$10,527	$10,589
7/31/2016	$10,308	$10,915	$10,656
8/31/2016	$10,250	$10,931	$10,644
9/30/2016	$10,227	$10,933	$10,638
10/31/2016	$10,134	$10,733	$10,556
11/30/2016	$10,367	$11,131	$10,307
12/31/2016	$10,468	$11,351	$10,321
1/31/2017	$10,709	$11,566	$10,341
2/28/2017	$11,004	$12,025	$10,411
3/31/2017	$10,950	$12,039	$10,405
4/30/2017	$11,095	$12,163	$10,486
5/31/2017	$11,251	$12,334	$10,566
6/30/2017	$11,290	$12,411	$10,556
7/31/2017	$11,476	$12,666	$10,601
8/31/2017	$11,523	$12,705	$10,696
9/30/2017	$11,697	$12,967	$10,645
10/31/2017	$11,903	$13,270	$10,652
11/30/2017	$12,149	$13,677	$10,638
12/31/2017	$12,252	$13,829	$10,687
1/31/2018	$12,673	$14,621	$10,564
2/28/2018	$12,450	$14,082	$10,464
3/31/2018	$12,332	$13,724	$10,531
4/30/2018	$12,300	$13,777	$10,452
5/31/2018	$12,601	$14,108	$10,527
6/30/2018	$12,601	$14,195	$10,514
7/31/2018	$12,879	$14,724	$10,516
8/31/2018	$13,179	$15,203	$10,584
9/30/2018	$13,188	$15,290	$10,516
10/31/2018	$12,667	$14,245	$10,433
11/30/2018	$12,857	$14,535	$10,495
12/31/2018	$12,279	$13,223	$10,688
1/31/2019	$12,816	$14,282	$10,801
2/28/2019	$13,138	$14,741	$10,795
3/31/2019	$13,320	$15,027	$11,002
4/30/2019	$13,691	$15,636	$11,005
5/31/2019	$13,270	$14,642	$11,201
6/30/2019	$13,848	$15,674	$11,341
7/31/2019	$14,046	$15,899	$11,366
8/31/2019	$14,148	$15,648	$11,661
9/30/2019	$14,253	$15,940	$11,599
10/31/2019	$14,376	$16,286	$11,634
11/30/2019	$14,736	$16,877	$11,628
12/31/2019	$14,991	$17,386	$11,620
1/31/2020	$15,148	$17,379	$11,843
2/29/2020	$14,473	$15,949	$12,056
3/31/2020	$13,244	$13,979	$11,985
4/30/2020	$14,244	$15,771	$12,198
5/31/2020	$14,718	$16,522	$12,255
6/30/2020	$15,026	$16,850	$12,332
7/31/2020	$15,596	$17,801	$12,517
8/31/2020	$16,369	$19,080	$12,416
9/30/2020	$16,062	$18,355	$12,409
10/31/2020	$15,709	$17,867	$12,353
11/30/2020	$16,769	$19,823	$12,475
12/31/2020	$17,178	$20,585	$12,492
1/31/2021	$16,927	$20,377	$12,402
2/28/2021	$17,122	$20,939	$12,223
3/31/2021	$17,401	$21,856	$12,071
4/30/2021	$18,061	$23,022	$12,166
5/31/2021	$18,107	$23,183	$12,206
6/30/2021	$18,516	$23,724	$12,291
7/31/2021	$18,953	$24,288	$12,429
8/31/2021	$19,238	$25,026	$12,405
9/30/2021	$18,570	$23,863	$12,298
10/31/2021	$19,405	$25,534	$12,294
11/30/2021	$19,385	$25,357	$12,331
12/31/2021	$19,876	$26,494	$12,299
1/31/2022	$19,002	$25,123	$12,034
2/28/2022	$18,600	$24,371	$11,900
3/31/2022	$18,649	$25,276	$11,569
4/30/2022	$17,352	$23,071	$11,130
5/31/2022	$17,313	$23,114	$11,202
6/30/2022	$16,459	$21,206	$11,026
7/31/2022	$17,500	$23,161	$11,296
8/31/2022	$16,912	$22,217	$10,977
9/30/2022	$15,716	$20,170	$10,502
10/31/2022	$16,325	$21,804	$10,366
11/30/2022	$17,126	$23,022	$10,748
12/31/2022	$16,596	$21,696	$10,699
1/31/2023	$17,329	$23,059	$11,028
2/28/2023	$16,957	$22,496	$10,743
3/31/2023	$17,419	$23,322	$11,016
4/30/2023	$17,679	$23,686	$11,083
5/31/2023	$17,555	$23,789	$10,962
6/30/2023	$18,096	$25,361	$10,923
7/31/2023	$18,435	$26,176	$10,915
8/31/2023	$18,217	$25,759	$10,846
9/30/2023	$17,511	$24,531	$10,570
10/31/2023	$17,228	$24,015	$10,403
11/30/2023	$18,406	$26,208	$10,874
12/31/2023	$19,124	$27,399	$11,291
1/31/2024	$19,466	$27,859	$11,260
2/29/2024	$20,031	$29,347	$11,100
3/31/2024	$20,443	$30,291	$11,203
4/30/2024	$19,748	$29,054	$10,920
5/31/2024	$20,431	$30,494	$11,105
6/30/2024	$21,067	$31,589	$11,210
7/31/2024	$21,102	$31,973	$11,472
8/31/2024	$21,592	$32,749	$11,637
9/30/2024	$21,961	$33,448	$11,793
10/31/2024	$21,654	$33,145	$11,500
11/30/2024	$22,453	$35,090	$11,622
12/31/2024	$22,022	$34,254	$11,432

Average Annual Return [Table Text Block]
IXFJ1	1 Year	5 Years	10 Years
Initial Class	15.16%	8.00%	8.21%
S&P 500®IndexFootnote Reference(a)	25.02%	14.53%	13.10%
Bloomberg US Aggregate Bond IndexFootnote Reference(b)	1.25%	(0.33%)	1.35%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 911,551,893
Holdings Count | Holding	717
Advisory Fees Paid, Amount	$ 6,521,538
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$911,551,893
Number of Portfolio Holdings	717
Portfolio Turnover Rate	67%
Total Advisory Fees Paid (net of waivers and reimbursements)	$6,521,538

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks	59.8%
U.S. Government Agency Obligations	10.5
Corporate Debt Securities	10.4
U.S. Government Obligations	6.1
Mortgage-Backed Securities	5.9
Asset-Backed Securities	5.6
Repurchase Agreements	1.6
Loan Assignments	0.7
Other Investment Company	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.8)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	5.1%
Microsoft Corp.	5.0
Apple, Inc.	3.6
Amazon.com, Inc.	3.0
U.S. Treasury Bonds, 4.25%, 08/15/2054	3.0
Alphabet, Inc., Class C	2.7
Mastercard, Inc., Class A	2.3
U.S. Treasury Bonds, 4.63%, 11/15/2044	2.3
Meta Platforms, Inc., Class A	2.1
American Express Co.	1.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000074409
Shareholder Report [Line Items]
Fund Name	Transamerica Janus Balanced VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$106	0.99%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio outperformed its secondary blended benchmark, consisting of the S&P 500® Index (55%) and the Bloomberg US Aggregate Bond Index (45%), during the fiscal year ended December 31, 2024.

Asset allocation positioning was beneficial to relative performance, with an overweight to equities versus the blended benchmark, and a corresponding underweight to fixed income, aiding results as equities outgained bonds. The sub-adviser, Janus Henderson Investors US LLC, entered the year with approximately 60% in equities and 40% in fixed income and closed the year with roughly the same allocation. During the period, the portfolio managers modestly trimmed the equity allocation as stocks appreciated following strong market rallies.

The equity and fixed income sleeves of the Portfolio each outperformed their respective asset class benchmarks to contribute to overall relative performance.

The Portfolio’s equity allocation was well positioned from a sector perspective given the market environment. Notably, the Portfolio was overweight “growthier” sectors including communication services, information technology, and consumer discretionary, which outperformed the broader market and was underweight the materials and real estate sectors, which lagged. Also, positive stock selection in the information technology sector, highlighted by chipmaker NVIDIA Corp., helped relative performance.

Sector allocation and security selection decisions in the fixed income portion of the Portfolio helped relative performance. Specifically, overweight allocations to non-agency mortgages and commercial mortgage-backed securities, as well as an underweight to U.S. Treasuries were additive. Security selection within investment-grade corporates also contributed. Further, yield curve positioning helped performance during the period.

Conversely, there were three notable areas of the equity Portfolio that detracted from relative performance. Stock selection in the consumer discretionary and industrials sectors, highlighted by Nike, Inc. and Deere & Co. respectively, hurt performance. Also, Lam Research Corp. and KLA Corp., suppliers of wafer fabrication equipment, suffered from a weaker memory semiconductor market and growing concerns over potential restrictions on semiconductor equipment sales to China.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	S&P 500® Index	Bloomberg US Aggregate Bond Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,918	$9,700	$10,210
2/28/2015	$10,223	$10,257	$10,114
3/31/2015	$10,126	$10,095	$10,161
4/30/2015	$10,186	$10,192	$10,124
5/31/2015	$10,230	$10,323	$10,100
6/30/2015	$10,045	$10,123	$9,990
7/31/2015	$10,149	$10,335	$10,059
8/31/2015	$9,774	$9,712	$10,045
9/30/2015	$9,605	$9,471	$10,113
10/31/2015	$10,112	$10,270	$10,114
11/30/2015	$10,120	$10,301	$10,088
12/31/2015	$10,012	$10,138	$10,055
1/31/2016	$9,628	$9,635	$10,193
2/29/2016	$9,605	$9,622	$10,266
3/31/2016	$9,943	$10,275	$10,360
4/30/2016	$9,935	$10,315	$10,400
5/31/2016	$10,005	$10,500	$10,402
6/30/2016	$9,974	$10,527	$10,589
7/31/2016	$10,274	$10,915	$10,656
8/31/2016	$10,213	$10,931	$10,644
9/30/2016	$10,182	$10,933	$10,638
10/31/2016	$10,095	$10,733	$10,556
11/30/2016	$10,323	$11,131	$10,307
12/31/2016	$10,425	$11,351	$10,321
1/31/2017	$10,652	$11,566	$10,341
2/28/2017	$10,950	$12,025	$10,411
3/31/2017	$10,895	$12,039	$10,405
4/30/2017	$11,035	$12,163	$10,486
5/31/2017	$11,184	$12,334	$10,566
6/30/2017	$11,231	$12,411	$10,556
7/31/2017	$11,411	$12,666	$10,601
8/31/2017	$11,459	$12,705	$10,696
9/30/2017	$11,626	$12,967	$10,645
10/31/2017	$11,826	$13,270	$10,652
11/30/2017	$12,065	$13,677	$10,638
12/31/2017	$12,169	$13,829	$10,687
1/31/2018	$12,584	$14,621	$10,564
2/28/2018	$12,360	$14,082	$10,464
3/31/2018	$12,233	$13,724	$10,531
4/30/2018	$12,201	$13,777	$10,452
5/31/2018	$12,496	$14,108	$10,527
6/30/2018	$12,496	$14,195	$10,514
7/31/2018	$12,775	$14,724	$10,516
8/31/2018	$13,065	$15,203	$10,584
9/30/2018	$13,074	$15,290	$10,516
10/31/2018	$12,551	$14,245	$10,433
11/30/2018	$12,733	$14,535	$10,495
12/31/2018	$12,161	$13,223	$10,688
1/31/2019	$12,692	$14,282	$10,801
2/28/2019	$13,007	$14,741	$10,795
3/31/2019	$13,181	$15,027	$11,002
4/30/2019	$13,555	$15,636	$11,005
5/31/2019	$13,132	$14,642	$11,201
6/30/2019	$13,696	$15,674	$11,341
7/31/2019	$13,895	$15,899	$11,366
8/31/2019	$13,990	$15,648	$11,661
9/30/2019	$14,096	$15,940	$11,599
10/31/2019	$14,210	$16,286	$11,634
11/30/2019	$14,562	$16,877	$11,628
12/31/2019	$14,809	$17,386	$11,620
1/31/2020	$14,967	$17,379	$11,843
2/29/2020	$14,298	$15,949	$12,056
3/31/2020	$13,083	$13,979	$11,985
4/30/2020	$14,061	$15,771	$12,198
5/31/2020	$14,527	$16,522	$12,255
6/30/2020	$14,827	$16,850	$12,332
7/31/2020	$15,381	$17,801	$12,517
8/31/2020	$16,146	$19,080	$12,416
9/30/2020	$15,839	$18,355	$12,409
10/31/2020	$15,485	$17,867	$12,353
11/30/2020	$16,537	$19,823	$12,475
12/31/2020	$16,928	$20,585	$12,492
1/31/2021	$16,677	$20,377	$12,402
2/28/2021	$16,863	$20,939	$12,223
3/31/2021	$17,133	$21,856	$12,071
4/30/2021	$17,785	$23,022	$12,166
5/31/2021	$17,832	$23,183	$12,206
6/30/2021	$18,223	$23,724	$12,291
7/31/2021	$18,660	$24,288	$12,429
8/31/2021	$18,923	$25,026	$12,405
9/30/2021	$18,265	$23,863	$12,298
10/31/2021	$19,081	$25,534	$12,294
11/30/2021	$19,061	$25,357	$12,331
12/31/2021	$19,542	$26,494	$12,299
1/31/2022	$18,678	$25,123	$12,034
2/28/2022	$18,275	$24,371	$11,900
3/31/2022	$18,324	$25,276	$11,569
4/30/2022	$17,047	$23,071	$11,130
5/31/2022	$17,007	$23,114	$11,202
6/30/2022	$16,163	$21,206	$11,026
7/31/2022	$17,175	$23,161	$11,296
8/31/2022	$16,593	$22,217	$10,977
9/30/2022	$15,420	$20,170	$10,502
10/31/2022	$16,018	$21,804	$10,366
11/30/2022	$16,796	$23,022	$10,748
12/31/2022	$16,266	$21,696	$10,699
1/31/2023	$16,988	$23,059	$11,028
2/28/2023	$16,627	$22,496	$10,743
3/31/2023	$17,067	$23,322	$11,016
4/30/2023	$17,326	$23,686	$11,083
5/31/2023	$17,202	$23,789	$10,962
6/30/2023	$17,721	$25,361	$10,923
7/31/2023	$18,048	$26,176	$10,915
8/31/2023	$17,827	$25,759	$10,846
9/30/2023	$17,133	$24,531	$10,570
10/31/2023	$16,863	$24,015	$10,403
11/30/2023	$18,003	$26,208	$10,874
12/31/2023	$18,708	$27,399	$11,291
1/31/2024	$19,037	$27,859	$11,260
2/29/2024	$19,589	$29,347	$11,100
3/31/2024	$19,989	$30,291	$11,203
4/30/2024	$19,307	$29,054	$10,920
5/31/2024	$19,965	$30,494	$11,105
6/30/2024	$20,588	$31,589	$11,210
7/31/2024	$20,612	$31,973	$11,472
8/31/2024	$21,095	$32,749	$11,637
9/30/2024	$21,438	$33,448	$11,793
10/31/2024	$21,132	$33,145	$11,500
11/30/2024	$21,915	$35,090	$11,622
12/31/2024	$21,487	$34,254	$11,432

Average Annual Return [Table Text Block]
IXFJ2	1 Year	5 Years	10 Years
Service Class	14.85%	7.73%	7.95%
S&P 500®IndexFootnote Reference(a)	25.02%	14.53%	13.10%
Bloomberg US Aggregate Bond IndexFootnote Reference(b)	1.25%	(0.33%)	1.35%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 911,551,893
Holdings Count | Holding	717
Advisory Fees Paid, Amount	$ 6,521,538
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$911,551,893
Number of Portfolio Holdings	717
Portfolio Turnover Rate	67%
Total Advisory Fees Paid (net of waivers and reimbursements)	$6,521,538

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks	59.8%
U.S. Government Agency Obligations	10.5
Corporate Debt Securities	10.4
U.S. Government Obligations	6.1
Mortgage-Backed Securities	5.9
Asset-Backed Securities	5.6
Repurchase Agreements	1.6
Loan Assignments	0.7
Other Investment Company	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.8)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	5.1%
Microsoft Corp.	5.0
Apple, Inc.	3.6
Amazon.com, Inc.	3.0
U.S. Treasury Bonds, 4.25%, 08/15/2054	3.0
Alphabet, Inc., Class C	2.7
Mastercard, Inc., Class A	2.3
U.S. Treasury Bonds, 4.63%, 11/15/2044	2.3
Meta Platforms, Inc., Class A	2.1
American Express Co.	1.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021505
Shareholder Report [Line Items]
Fund Name	Transamerica Janus Mid-Cap Growth VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$90	0.84%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Portfolio underperformed the Russell MidCap® Growth Index, a benchmark of the Portfolio.

The Portfolio’s relative performance was hindered by the Portfolio’s lack of exposure to a number of high-flying stocks that were strong drivers of index returns. These stocks were the beneficiaries of speculative risk-taking that often showed little regard for the quality of business models or valuation.

Relative detractors among Portfolio holdings included Teleflex, Inc., which supplies medical devices used in diagnostic and surgical applications. The company faced earnings headwinds for its core product Urolift, a treatment for benign prostate hyperplasia. Teleflex, Inc. suffered another setback after losing a key customer for its outsourced manufacturing business. The Portfolio remains invested in Teleflex, Inc. because of our confidence in its management team and innovative product portfolio.

WEX, Inc., another detractor, issues credit cards that manage fleet fuel costs. Returns from this business were weaker than anticipated, as fewer fleet miles driven in the third quarter resulted in lower fuel surcharges. The company’s cloud-based corporate travel business also faced uncertainty after a contract renegotiation with a large customer resulted in near-term earnings headwinds. We continue to like the company for its diversified business model and strong competitive position.

GoDaddy, Inc., a positive contributor, has used its position as a leading registrar of website domain names to sell other value-added services, such as website design and digital payments support. The company migrated to a new platform that incorporates artificial intelligence (“AI”) to improve the customer experience. This enabled GoDaddy, Inc. to sell more comprehensive packages of services, resulting in accelerating revenue growth and higher margins.

Flex Ltd., another contributor, provides outsourced contract design, manufacturing, and engineering services. Following a management change several years ago, Flex Ltd. invested in end markets, such as healthcare and alternative energy that offered higher profit margins and longer product cycles. The company is also gaining attention as a supplier of computer server racks, which could see increased demand as data centers retool to support AI workloads.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Initial Class	Russell 3000® Index	Russell Midcap® Growth Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,899	$9,722	$9,832
2/28/2015	$10,535	$10,285	$10,508
3/31/2015	$10,304	$10,180	$10,538
4/30/2015	$10,366	$10,226	$10,464
5/31/2015	$10,276	$10,368	$10,588
6/30/2015	$10,178	$10,194	$10,418
7/31/2015	$10,273	$10,365	$10,586
8/31/2015	$9,463	$9,739	$9,970
9/30/2015	$9,041	$9,455	$9,585
10/31/2015	$9,195	$10,202	$10,189
11/30/2015	$9,487	$10,258	$10,211
12/31/2015	$9,497	$10,048	$9,980
1/31/2016	$8,334	$9,481	$9,225
2/29/2016	$8,123	$9,478	$9,369
3/31/2016	$8,676	$10,145	$10,038
4/30/2016	$8,710	$10,208	$10,032
5/31/2016	$8,830	$10,391	$10,196
6/30/2016	$8,743	$10,412	$10,195
7/31/2016	$9,162	$10,825	$10,700
8/31/2016	$9,259	$10,853	$10,668
9/30/2016	$9,288	$10,870	$10,663
10/31/2016	$8,912	$10,635	$10,230
11/30/2016	$9,292	$11,111	$10,674
12/31/2016	$9,303	$11,327	$10,711
1/31/2017	$9,668	$11,541	$11,068
2/28/2017	$9,908	$11,970	$11,387
3/31/2017	$10,011	$11,978	$11,450
4/30/2017	$10,180	$12,105	$11,620
5/31/2017	$10,523	$12,229	$11,897
6/30/2017	$10,700	$12,339	$11,932
7/31/2017	$10,822	$12,572	$12,132
8/31/2017	$11,032	$12,596	$12,217
9/30/2017	$11,678	$13,185	$12,914
10/31/2017	$11,942	$13,585	$13,346
12/31/2017	$12,001	$13,721	$13,418
1/31/2018	$12,804	$14,444	$14,177
2/28/2018	$12,551	$13,912	$13,732
3/31/2018	$12,678	$13,633	$13,710
4/30/2018	$12,358	$13,684	$13,580
5/31/2018	$12,982	$14,071	$14,088
6/30/2018	$12,934	$14,163	$14,143
7/31/2018	$13,343	$14,633	$14,446
8/31/2018	$13,883	$15,147	$15,279
9/30/2018	$13,825	$15,172	$15,214
10/31/2018	$12,650	$14,055	$13,707
11/30/2018	$12,995	$14,336	$14,056
12/31/2018	$11,855	$13,002	$12,780
1/31/2019	$13,100	$14,118	$14,249
2/28/2019	$13,995	$14,614	$15,085
3/31/2019	$14,046	$14,828	$15,288
4/30/2019	$14,670	$15,420	$15,976
5/31/2019	$14,100	$14,422	$15,057
6/30/2019	$15,069	$15,435	$16,114
7/31/2019	$15,321	$15,664	$16,490
8/31/2019	$15,040	$15,345	$16,190
9/30/2019	$15,237	$15,614	$16,005
10/31/2019	$15,204	$15,950	$16,302
11/30/2019	$15,867	$16,557	$17,113
12/31/2019	$16,207	$17,035	$17,314
1/31/2020	$16,273	$17,016	$17,476
2/29/2020	$14,921	$15,623	$16,271
3/31/2020	$12,035	$13,475	$13,844
4/30/2020	$13,812	$15,259	$16,012
5/31/2020	$14,913	$16,075	$17,620
6/30/2020	$14,946	$16,443	$18,033
7/31/2020	$15,822	$17,376	$19,474
8/31/2020	$16,516	$18,635	$20,004
9/30/2020	$16,088	$17,957	$19,724
10/31/2020	$16,052	$17,569	$19,748
11/30/2020	$18,329	$19,707	$22,400
12/31/2020	$19,320	$20,593	$23,475
1/31/2021	$18,730	$20,501	$23,397
2/28/2021	$19,761	$21,142	$23,796
3/31/2021	$20,244	$21,900	$23,342
4/30/2021	$21,136	$23,029	$24,654
5/31/2021	$21,016	$23,134	$24,277
6/30/2021	$21,150	$23,705	$25,927
7/31/2021	$21,743	$24,105	$26,194
8/31/2021	$21,985	$24,793	$27,039
9/30/2021	$21,394	$23,681	$25,730
10/31/2021	$22,219	$25,282	$27,534
11/30/2021	$21,527	$24,897	$26,370
12/31/2021	$22,662	$25,877	$26,463
1/31/2022	$21,150	$24,355	$23,048
2/28/2022	$20,987	$23,741	$22,768
3/31/2022	$21,069	$24,512	$23,134
4/30/2022	$19,343	$22,312	$20,529
5/31/2022	$19,572	$22,282	$19,734
6/30/2022	$18,005	$20,418	$18,259
7/31/2022	$19,690	$22,333	$20,494
8/31/2022	$18,946	$21,500	$19,822
9/30/2022	$17,223	$19,506	$18,140
10/31/2022	$18,688	$21,106	$19,566
11/30/2022	$19,732	$22,208	$20,630
12/31/2022	$18,874	$20,907	$19,392
1/31/2023	$20,656	$22,347	$21,084
2/28/2023	$20,392	$21,825	$20,876
3/31/2023	$20,470	$22,408	$21,163
4/30/2023	$20,068	$22,647	$20,857
5/31/2023	$19,774	$22,735	$20,870
6/30/2023	$21,250	$24,288	$22,483
7/31/2023	$21,808	$25,158	$23,163
8/31/2023	$21,077	$24,673	$22,399
9/30/2023	$20,151	$23,497	$21,308
10/31/2023	$18,523	$22,875	$20,221
11/30/2023	$20,477	$25,008	$22,688
12/31/2023	$22,090	$26,334	$24,408
1/31/2024	$22,199	$26,626	$24,276
2/29/2024	$23,523	$28,067	$26,102
3/31/2024	$23,957	$28,973	$26,726
4/30/2024	$22,792	$27,698	$25,174
5/31/2024	$23,429	$29,006	$25,442
6/30/2024	$23,241	$29,904	$25,867
7/31/2024	$24,601	$30,460	$26,024
8/31/2024	$25,360	$31,123	$26,670
9/30/2024	$25,560	$31,767	$27,559
10/31/2024	$24,984	$31,534	$28,040
11/30/2024	$26,789	$33,632	$31,778
12/31/2024	$25,268	$32,604	$29,803

Average Annual Return [Table Text Block]
IBPD1	1 Year	5 Years	10 Years
Initial Class	14.39%	9.29%	9.71%
Russell 3000®IndexFootnote Reference(a)	23.81%	13.86%	12.55%
Russell Midcap® Growth IndexFootnote Reference(b)	22.10%	11.47%	11.54%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
Material Change Date	Jan. 01, 2024
AssetsNet	$ 918,292,748
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 7,408,437
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$918,292,748
Number of Portfolio Holdings	78
Portfolio Turnover Rate	14%
Total Advisory Fees Paid (net of waivers and reimbursements)	$7,408,437

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	25.7%
Industrials	24.4
Health Care	16.7
Financials	13.2
Consumer Discretionary	7.0
Utilities	4.5
Communication Services	3.0
Real Estate	1.6
Materials	1.3
Consumer Staples	0.5
Repurchase Agreements	2.2
Other Investment Company	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Constellation Software, Inc.	4.7%
GoDaddy, Inc., Class A	4.2
SS&C Technologies Holdings, Inc.	3.2
Boston Scientific Corp.	3.1
Intact Financial Corp.	2.9
Flex Ltd.	2.6
AppLovin Corp., Class A	2.5
Teleflex, Inc.	2.4
Liberty Media Corp. - Liberty Formula One, Class C	2.3
WEX, Inc.	2.3

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes to the Portfolio since January 1, 2024. For more complete information, you may review the Portfolio’s prospectus, as supplemented, at transamerica.com/annuities/prospectus or upon request at 800-851-9777. The Portfolio’s next prospectus will be available at the website and phone number above by May 1, 2025.

Annual Operating Expenses Changes:

  Effective November 1, 2024, Transamerica Asset Management, Inc. reduced its management fee for the Portfolio.

  Effective November 1, 2024, the Janus Henderson Investors US LLC the sub-adviser to the Portfolio changed its fee schedule to reflect adjusted sub-advisory fees and breakpoints.

Material Fund Change Expenses [Text Block]

Annual Operating Expenses Changes:

  Effective November 1, 2024, Transamerica Asset Management, Inc. reduced its management fee for the Portfolio.

  Effective November 1, 2024, the Janus Henderson Investors US LLC the sub-adviser to the Portfolio changed its fee schedule to reflect adjusted sub-advisory fees and breakpoints.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Portfolio since January 1, 2024. For more complete information, you may review the Portfolio’s prospectus, as supplemented, at transamerica.com/annuities/prospectus or upon request at 800-851-9777. The Portfolio’s next prospectus will be available at the website and phone number above by May 1, 2025.

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021506
Shareholder Report [Line Items]
Fund Name	Transamerica Janus Mid-Cap Growth VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$117	1.09%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Portfolio underperformed the Russell MidCap® Growth Index, a benchmark of the Portfolio.

The Portfolio’s relative performance was hindered by the Portfolio’s lack of exposure to a number of high-flying stocks that were strong drivers of index returns. These stocks were the beneficiaries of speculative risk-taking that often showed little regard for the quality of business models or valuation.

Relative detractors among Portfolio holdings included Teleflex, Inc., which supplies medical devices used in diagnostic and surgical applications. The company faced earnings headwinds for its core product Urolift, a treatment for benign prostate hyperplasia. Teleflex, Inc. suffered another setback after losing a key customer for its outsourced manufacturing business. The Portfolio remains invested in Teleflex, Inc. because of our confidence in its management team and innovative product portfolio.

WEX, Inc., another detractor, issues credit cards that manage fleet fuel costs. Returns from this business were weaker than anticipated, as fewer fleet miles driven in the third quarter resulted in lower fuel surcharges. The company’s cloud-based corporate travel business also faced uncertainty after a contract renegotiation with a large customer resulted in near-term earnings headwinds. We continue to like the company for its diversified business model and strong competitive position.

GoDaddy, Inc., a positive contributor, has used its position as a leading registrar of website domain names to sell other value-added services, such as website design and digital payments support. The company migrated to a new platform that incorporates artificial intelligence (“AI”) to improve the customer experience. This enabled GoDaddy, Inc. to sell more comprehensive packages of services, resulting in accelerating revenue growth and higher margins.

Flex Ltd., another contributor, provides outsourced contract design, manufacturing, and engineering services. Following a management change several years ago, Flex Ltd. invested in end markets, such as healthcare and alternative energy that offered higher profit margins and longer product cycles. The company is also gaining attention as a supplier of computer server racks, which could see increased demand as data centers retool to support AI workloads.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	Russell 3000® Index	Russell Midcap® Growth Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,899	$9,722	$9,832
2/28/2015	$10,535	$10,285	$10,508
3/31/2015	$10,298	$10,180	$10,538
4/30/2015	$10,361	$10,226	$10,464
5/31/2015	$10,269	$10,368	$10,588
6/30/2015	$10,168	$10,194	$10,418
7/31/2015	$10,260	$10,365	$10,586
8/31/2015	$9,450	$9,739	$9,970
9/30/2015	$9,025	$9,455	$9,585
10/31/2015	$9,177	$10,202	$10,189
11/30/2015	$9,467	$10,258	$10,211
12/31/2015	$9,474	$10,048	$9,980
1/31/2016	$8,314	$9,481	$9,225
2/29/2016	$8,103	$9,478	$9,369
3/31/2016	$8,652	$10,145	$10,038
4/30/2016	$8,683	$10,208	$10,032
5/31/2016	$8,801	$10,391	$10,196
6/30/2016	$8,711	$10,412	$10,195
7/31/2016	$9,129	$10,825	$10,700
8/31/2016	$9,221	$10,853	$10,668
9/30/2016	$9,252	$10,870	$10,663
10/31/2016	$8,870	$10,635	$10,230
11/30/2016	$9,252	$11,111	$10,674
12/31/2016	$9,256	$11,327	$10,711
1/31/2017	$9,622	$11,541	$11,068
2/28/2017	$9,854	$11,970	$11,387
3/31/2017	$9,957	$11,978	$11,450
4/30/2017	$10,125	$12,105	$11,620
5/31/2017	$10,461	$12,229	$11,897
6/30/2017	$10,636	$12,339	$11,932
7/31/2017	$10,754	$12,572	$12,132
8/31/2017	$10,959	$12,596	$12,217
9/30/2017	$11,597	$13,185	$12,914
10/31/2017	$11,858	$13,585	$13,346
12/31/2017	$11,915	$13,721	$13,418
1/31/2018	$12,706	$14,444	$14,177
2/28/2018	$12,457	$13,912	$13,732
3/31/2018	$12,576	$13,633	$13,710
4/30/2018	$12,261	$13,684	$13,580
5/31/2018	$12,875	$14,071	$14,088
6/30/2018	$12,825	$14,163	$14,143
7/31/2018	$13,229	$14,633	$14,446
8/31/2018	$13,760	$15,147	$15,279
9/30/2018	$13,699	$15,172	$15,214
10/31/2018	$12,532	$14,055	$13,707
11/30/2018	$12,873	$14,336	$14,056
12/31/2018	$11,742	$13,002	$12,780
1/31/2019	$12,969	$14,118	$14,249
2/28/2019	$13,852	$14,614	$15,085
3/31/2019	$13,900	$14,828	$15,288
4/30/2019	$14,514	$15,420	$15,976
5/31/2019	$13,948	$14,422	$15,057
6/30/2019	$14,903	$15,435	$16,114
7/31/2019	$15,152	$15,664	$16,490
8/31/2019	$14,870	$15,345	$16,190
9/30/2019	$15,061	$15,614	$16,005
10/31/2019	$15,022	$15,950	$16,302
11/30/2019	$15,676	$16,557	$17,113
12/31/2019	$16,007	$17,035	$17,314
1/31/2020	$16,071	$17,016	$17,476
2/29/2020	$14,734	$15,623	$16,271
3/31/2020	$11,881	$13,475	$13,844
4/30/2020	$13,630	$15,259	$16,012
5/31/2020	$14,717	$16,075	$17,620
6/30/2020	$14,742	$16,443	$18,033
7/31/2020	$15,608	$17,376	$19,474
8/31/2020	$16,287	$18,635	$20,004
9/30/2020	$15,860	$17,957	$19,724
10/31/2020	$15,823	$17,569	$19,748
11/30/2020	$18,064	$19,707	$22,400
12/31/2020	$19,038	$20,593	$23,475
1/31/2021	$18,453	$20,501	$23,397
2/28/2021	$19,465	$21,142	$23,796
3/31/2021	$19,933	$21,900	$23,342
4/30/2021	$20,810	$23,029	$24,654
5/31/2021	$20,685	$23,134	$24,277
6/30/2021	$20,814	$23,705	$25,927
7/31/2021	$21,394	$24,105	$26,194
8/31/2021	$21,623	$24,793	$27,039
9/30/2021	$21,044	$23,681	$25,730
10/31/2021	$21,847	$25,282	$27,534
11/30/2021	$21,161	$24,897	$26,370
12/31/2021	$22,272	$25,877	$26,463
1/31/2022	$20,788	$24,355	$23,048
2/28/2022	$20,618	$23,741	$22,768
3/31/2022	$20,698	$24,512	$23,134
4/30/2022	$19,001	$22,312	$20,529
5/31/2022	$19,219	$22,282	$19,734
6/30/2022	$17,676	$20,418	$18,259
7/31/2022	$19,325	$22,333	$20,494
8/31/2022	$18,590	$21,500	$19,822
9/30/2022	$16,895	$19,506	$18,140
10/31/2022	$18,329	$21,106	$19,566
11/30/2022	$19,351	$22,208	$20,630
12/31/2022	$18,501	$20,907	$19,392
1/31/2023	$20,246	$22,347	$21,084
2/28/2023	$19,986	$21,825	$20,876
3/31/2023	$20,062	$22,408	$21,163
4/30/2023	$19,662	$22,647	$20,857
5/31/2023	$19,370	$22,735	$20,870
6/30/2023	$20,811	$24,288	$22,483
7/31/2023	$21,357	$25,158	$23,163
8/31/2023	$20,629	$24,673	$22,399
9/30/2023	$19,726	$23,497	$21,308
10/31/2023	$18,123	$22,875	$20,221
11/30/2023	$20,029	$25,008	$22,688
12/31/2023	$21,609	$26,334	$24,408
1/31/2024	$21,702	$26,626	$24,276
2/29/2024	$22,994	$28,067	$26,102
3/31/2024	$23,414	$28,973	$26,726
4/30/2024	$22,270	$27,698	$25,174
5/31/2024	$22,893	$29,006	$25,442
6/30/2024	$22,706	$29,904	$25,867
7/31/2024	$24,029	$30,460	$26,024
8/31/2024	$24,756	$31,123	$26,670
9/30/2024	$24,947	$31,767	$27,559
10/31/2024	$24,383	$31,534	$28,040
11/30/2024	$26,143	$33,632	$31,778
12/31/2024	$24,648	$32,604	$29,803

Average Annual Return [Table Text Block]
IBPD2	1 Year	5 Years	10 Years
Service Class	14.07%	9.02%	9.44%
Russell 3000®IndexFootnote Reference(a)	23.81%	13.86%	12.55%
Russell Midcap® Growth IndexFootnote Reference(b)	22.10%	11.47%	11.54%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
Material Change Date	Jan. 01, 2024
AssetsNet	$ 918,292,748
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 7,408,437
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$918,292,748
Number of Portfolio Holdings	78
Portfolio Turnover Rate	14%
Total Advisory Fees Paid (net of waivers and reimbursements)	$7,408,437

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	25.7%
Industrials	24.4
Health Care	16.7
Financials	13.2
Consumer Discretionary	7.0
Utilities	4.5
Communication Services	3.0
Real Estate	1.6
Materials	1.3
Consumer Staples	0.5
Repurchase Agreements	2.2
Other Investment Company	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Constellation Software, Inc.	4.7%
GoDaddy, Inc., Class A	4.2
SS&C Technologies Holdings, Inc.	3.2
Boston Scientific Corp.	3.1
Intact Financial Corp.	2.9
Flex Ltd.	2.6
AppLovin Corp., Class A	2.5
Teleflex, Inc.	2.4
Liberty Media Corp. - Liberty Formula One, Class C	2.3
WEX, Inc.	2.3

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes to the Portfolio since January 1, 2024. For more complete information, you may review the Portfolio’s prospectus, as supplemented, at transamerica.com/annuities/prospectus or upon request at 800-851-9777. The Portfolio’s next prospectus will be available at the website and phone number above by May 1, 2025.

Annual Operating Expenses Changes:

  Effective November 1, 2024, Transamerica Asset Management, Inc. reduced its management fee for the Portfolio.

  Effective November 1, 2024, the Janus Henderson Investors US LLC the sub-adviser to the Portfolio changed its fee schedule to reflect adjusted sub-advisory fees and breakpoints.

Material Fund Change Expenses [Text Block]

Annual Operating Expenses Changes:

  Effective November 1, 2024, Transamerica Asset Management, Inc. reduced its management fee for the Portfolio.

  Effective November 1, 2024, the Janus Henderson Investors US LLC the sub-adviser to the Portfolio changed its fee schedule to reflect adjusted sub-advisory fees and breakpoints.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Portfolio since January 1, 2024. For more complete information, you may review the Portfolio’s prospectus, as supplemented, at transamerica.com/annuities/prospectus or upon request at 800-851-9777. The Portfolio’s next prospectus will be available at the website and phone number above by May 1, 2025.

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021503
Shareholder Report [Line Items]
Fund Name	Transamerica JPMorgan Asset Allocation - Conservative VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$17	0.17%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The application of the Portfolio’s risk management framework, which aims to reduce exposure to asset classes exhibiting negative returns or elevated volatility, was the biggest detractor during the fiscal year ended December 31, 2024. Manager selection and tactical asset allocation also detracted. The strategic asset allocation contributed. The Portfolio entered the fiscal year with approximately 40% of the Portfolio allocated to equities. By April 2024, amidst concerns about U.S. economic overheating, rate cuts, and associated volatility, the Portfolio briefly de-risked U.S. large cap, mid cap, and Canadian equities. At the beginning of August 2024, amid volatility surrounding the yen carry trade, U.S. economic conditions, and Federal Reserve rate cuts, the Portfolio de-risked U.S. large cap and mid cap equities, non-US equities, emerging market equities, and U.S. core bonds. The Portfolio closed August 2024 with approximately 42% in equities. The Portfolio ended the year with approximately 48% allocated to equities due to tactical asset allocation decisions.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Initial Class	Bloomberg US Aggregate Bond Index	Russell 3000® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,072	$10,210	$9,722
2/28/2015	$10,244	$10,114	$10,285
3/31/2015	$10,281	$10,161	$10,180
4/30/2015	$10,163	$10,124	$10,226
5/31/2015	$10,208	$10,100	$10,368
6/30/2015	$10,109	$9,990	$10,194
7/31/2015	$10,190	$10,059	$10,365
8/31/2015	$9,882	$10,045	$9,739
9/30/2015	$9,756	$10,113	$9,455
10/31/2015	$9,949	$10,114	$10,202
11/30/2015	$9,930	$10,088	$10,258
12/31/2015	$9,804	$10,055	$10,048
1/31/2016	$9,611	$10,193	$9,481
2/29/2016	$9,621	$10,266	$9,478
3/31/2016	$9,853	$10,360	$10,145
4/30/2016	$9,949	$10,400	$10,208
5/31/2016	$10,007	$10,402	$10,391
6/30/2016	$10,075	$10,589	$10,412
7/31/2016	$10,278	$10,656	$10,825
8/31/2016	$10,318	$10,644	$10,853
9/30/2016	$10,338	$10,638	$10,870
10/31/2016	$10,217	$10,556	$10,635
11/30/2016	$10,157	$10,307	$11,111
12/31/2016	$10,258	$10,321	$11,327
1/31/2017	$10,399	$10,341	$11,541
2/28/2017	$10,560	$10,411	$11,970
3/31/2017	$10,620	$10,405	$11,978
4/30/2017	$10,751	$10,486	$12,105
5/31/2017	$10,892	$10,566	$12,229
6/30/2017	$10,933	$10,556	$12,339
7/31/2017	$11,104	$10,601	$12,572
8/31/2017	$11,153	$10,696	$12,596
9/30/2017	$11,247	$10,645	$12,903
10/31/2017	$11,362	$10,652	$13,185
11/30/2017	$11,467	$10,638	$13,585
12/31/2017	$11,571	$10,687	$13,721
1/31/2018	$11,833	$10,564	$14,444
2/28/2018	$11,509	$10,464	$13,912
3/31/2018	$11,446	$10,531	$13,633
4/30/2018	$11,404	$10,452	$13,684
5/31/2018	$11,488	$10,527	$14,071
6/30/2018	$11,435	$10,514	$14,163
7/31/2018	$11,561	$10,516	$14,633
8/31/2018	$11,723	$10,584	$15,147
9/30/2018	$11,667	$10,516	$15,172
10/31/2018	$11,256	$10,433	$14,055
11/30/2018	$11,322	$10,495	$14,336
12/31/2018	$11,111	$10,688	$13,002
1/31/2019	$11,389	$10,801	$14,118
2/28/2019	$11,467	$10,795	$14,614
3/31/2019	$11,634	$11,002	$14,828
4/30/2019	$11,845	$11,005	$15,420
5/31/2019	$11,578	$11,201	$14,422
6/30/2019	$11,979	$11,341	$15,435
7/31/2019	$11,990	$11,366	$15,664
8/31/2019	$12,050	$11,661	$15,345
9/30/2019	$12,121	$11,599	$15,614
10/31/2019	$12,300	$11,634	$15,950
11/30/2019	$12,430	$11,628	$16,557
12/31/2019	$12,656	$11,620	$17,035
1/31/2020	$12,668	$11,843	$17,016
2/29/2020	$12,371	$12,056	$15,623
3/31/2020	$11,552	$11,985	$13,475
4/30/2020	$11,943	$12,198	$15,259
5/31/2020	$12,276	$12,255	$16,075
6/30/2020	$12,549	$12,332	$16,443
7/31/2020	$12,917	$12,517	$17,376
8/31/2020	$13,184	$12,416	$18,635
9/30/2020	$12,984	$12,409	$17,957
10/31/2020	$12,884	$12,353	$17,569
11/30/2020	$13,745	$12,475	$19,707
12/31/2020	$14,107	$12,492	$20,593
1/31/2021	$14,095	$12,402	$20,501
2/28/2021	$14,120	$12,223	$21,142
3/31/2021	$14,170	$12,071	$21,900
4/30/2021	$14,507	$12,166	$23,029
5/31/2021	$14,619	$12,206	$23,134
6/30/2021	$14,769	$12,291	$23,705
7/31/2021	$14,881	$12,429	$24,105
8/31/2021	$15,005	$12,405	$24,793
9/30/2021	$14,628	$12,298	$23,681
10/31/2021	$15,005	$12,294	$25,282
11/30/2021	$14,771	$12,331	$24,897
12/31/2021	$14,940	$12,299	$25,877
1/31/2022	$14,433	$12,034	$24,355
2/28/2022	$14,225	$11,900	$23,741
3/31/2022	$14,069	$11,569	$24,512
4/30/2022	$13,433	$11,130	$22,312
5/31/2022	$13,316	$11,202	$22,282
6/30/2022	$12,874	$11,026	$20,418
7/31/2022	$13,056	$11,296	$22,333
8/31/2022	$12,815	$10,977	$21,500
9/30/2022	$12,354	$10,502	$19,506
10/31/2022	$12,385	$10,366	$21,106
11/30/2022	$12,692	$10,748	$22,208
12/31/2022	$12,646	$10,699	$20,907
1/31/2023	$13,060	$11,028	$22,347
2/28/2023	$12,676	$10,743	$21,825
3/31/2023	$12,937	$11,016	$22,408
4/30/2023	$12,999	$11,083	$22,647
5/31/2023	$12,815	$10,962	$22,735
6/30/2023	$13,029	$10,923	$24,288
7/31/2023	$13,168	$10,915	$25,158
8/31/2023	$12,941	$10,846	$24,673
9/30/2023	$12,438	$10,570	$23,497
10/31/2023	$12,140	$10,403	$22,875
11/30/2023	$12,878	$10,874	$25,008
12/31/2023	$13,537	$11,291	$26,334
1/31/2024	$13,522	$11,260	$26,626
2/29/2024	$13,663	$11,100	$28,067
3/31/2024	$13,930	$11,203	$28,973
4/30/2024	$13,459	$10,920	$27,698
5/31/2024	$13,773	$11,105	$29,006
6/30/2024	$13,961	$11,210	$29,904
7/31/2024	$14,181	$11,472	$30,460
8/31/2024	$14,408	$11,637	$31,123
9/30/2024	$14,632	$11,793	$31,767
10/31/2024	$14,264	$11,500	$31,534
11/30/2024	$14,632	$11,622	$33,632
12/31/2024	$14,312	$11,432	$32,604

Average Annual Return [Table Text Block]
IBPS1	1 Year	5 Years	10 Years
Initial Class	5.72%	2.49%	3.65%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	1.25%	(0.33%)	1.35%
Russell 3000®IndexFootnote Reference(b)	23.81%	13.86%	12.55%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 769,079,950
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 999,050
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$769,079,950
Number of Portfolio Holdings	21
Portfolio Turnover Rate	16%
Total Advisory Fees Paid (net of waivers and reimbursements)	$999,050

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	36.3%
U.S. Equity Funds	26.7
International Mixed Allocation Funds	23.7
International Equity Funds	9.8
U.S. Government Obligation	1.9
International Alternative Fund	1.1
Repurchase Agreements	0.4
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica Aegon Bond VP, Initial Class	23.7%
Transamerica Core Bond, Class I2	21.1
Transamerica WMC US Growth VP, Initial Class	13.4
Transamerica High Yield Bond, Class I2	8.4
Transamerica Large Cap Value, Class I2	8.0
Transamerica Long Credit, Class I2	5.6
Transamerica JPMorgan Enhanced Index VP, Initial Class	5.1
Transamerica International Focus, Class I2	3.0
Transamerica International Equity, Class I2	2.5
Transamerica International Small Cap Value, Class I2	2.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021504
Shareholder Report [Line Items]
Fund Name	Transamerica JPMorgan Asset Allocation - Conservative VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$43	0.42%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The application of the Portfolio’s risk management framework, which aims to reduce exposure to asset classes exhibiting negative returns or elevated volatility, was the biggest detractor during the fiscal year ended December 31, 2024. Manager selection and tactical asset allocation also detracted. The strategic asset allocation contributed. The Portfolio entered the fiscal year with approximately 40% of the Portfolio allocated to equities. By April 2024, amidst concerns about U.S. economic overheating, rate cuts, and associated volatility, the Portfolio briefly de-risked U.S. large cap, mid cap, and Canadian equities. At the beginning of August 2024, amid volatility surrounding the yen carry trade, U.S. economic conditions, and Federal Reserve rate cuts, the Portfolio de-risked U.S. large cap and mid cap equities, non-US equities, emerging market equities, and U.S. core bonds. The Portfolio closed August 2024 with approximately 42% in equities. The Portfolio ended the year with approximately 48% allocated to equities due to tactical asset allocation decisions.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	Bloomberg US Aggregate Bond Index	Russell 3000® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,073	$10,210	$9,722
2/28/2015	$10,238	$10,114	$10,285
3/31/2015	$10,274	$10,161	$10,180
4/30/2015	$10,155	$10,124	$10,226
5/31/2015	$10,192	$10,100	$10,368
6/30/2015	$10,101	$9,990	$10,194
7/31/2015	$10,174	$10,059	$10,365
8/31/2015	$9,863	$10,045	$9,739
9/30/2015	$9,737	$10,113	$9,455
10/31/2015	$9,922	$10,114	$10,202
11/30/2015	$9,902	$10,088	$10,258
12/31/2015	$9,786	$10,055	$10,048
1/31/2016	$9,581	$10,193	$9,481
2/29/2016	$9,591	$10,266	$9,478
3/31/2016	$9,825	$10,360	$10,145
4/30/2016	$9,922	$10,400	$10,208
5/31/2016	$9,971	$10,402	$10,391
6/30/2016	$10,029	$10,589	$10,412
7/31/2016	$10,233	$10,656	$10,825
8/31/2016	$10,278	$10,644	$10,853
9/30/2016	$10,288	$10,638	$10,870
10/31/2016	$10,176	$10,556	$10,635
11/30/2016	$10,105	$10,307	$11,111
12/31/2016	$10,207	$10,321	$11,327
1/31/2017	$10,339	$10,341	$11,541
2/28/2017	$10,501	$10,411	$11,970
3/31/2017	$10,551	$10,405	$11,978
4/30/2017	$10,693	$10,486	$12,105
5/31/2017	$10,825	$10,566	$12,229
6/30/2017	$10,866	$10,556	$12,339
7/31/2017	$11,028	$10,601	$12,572
8/31/2017	$11,080	$10,696	$12,596
9/30/2017	$11,174	$10,645	$12,903
10/31/2017	$11,279	$10,652	$13,185
11/30/2017	$11,384	$10,638	$13,585
12/31/2017	$11,489	$10,687	$13,721
1/31/2018	$11,741	$10,564	$14,444
2/28/2018	$11,416	$10,464	$13,912
3/31/2018	$11,353	$10,531	$13,633
4/30/2018	$11,311	$10,452	$13,684
5/31/2018	$11,395	$10,527	$14,071
6/30/2018	$11,332	$10,514	$14,163
7/31/2018	$11,458	$10,516	$14,633
8/31/2018	$11,610	$10,584	$15,147
9/30/2018	$11,555	$10,516	$15,172
10/31/2018	$11,142	$10,433	$14,055
11/30/2018	$11,209	$10,495	$14,336
12/31/2018	$10,997	$10,688	$13,002
1/31/2019	$11,265	$10,801	$14,118
2/28/2019	$11,354	$10,795	$14,614
3/31/2019	$11,510	$11,002	$14,828
4/30/2019	$11,711	$11,005	$15,420
5/31/2019	$11,443	$11,201	$14,422
6/30/2019	$11,844	$11,341	$15,435
7/31/2019	$11,855	$11,366	$15,664
8/31/2019	$11,918	$11,661	$15,345
9/30/2019	$11,977	$11,599	$15,614
10/31/2019	$12,143	$11,634	$15,950
11/30/2019	$12,274	$11,628	$16,557
12/31/2019	$12,487	$11,620	$17,035
1/31/2020	$12,511	$11,843	$17,016
2/29/2020	$12,214	$12,056	$15,623
3/31/2020	$11,407	$11,985	$13,475
4/30/2020	$11,787	$12,198	$15,259
5/31/2020	$12,108	$12,255	$16,075
6/30/2020	$12,381	$12,332	$16,443
7/31/2020	$12,737	$12,517	$17,376
8/31/2020	$12,995	$12,416	$18,635
9/30/2020	$12,795	$12,409	$17,957
10/31/2020	$12,696	$12,353	$17,569
11/30/2020	$13,543	$12,475	$19,707
12/31/2020	$13,892	$12,492	$20,593
1/31/2021	$13,879	$12,402	$20,501
2/28/2021	$13,904	$12,223	$21,142
3/31/2021	$13,954	$12,071	$21,900
4/30/2021	$14,278	$12,166	$23,029
5/31/2021	$14,390	$12,206	$23,134
6/30/2021	$14,527	$12,291	$23,705
7/31/2021	$14,639	$12,429	$24,105
8/31/2021	$14,751	$12,405	$24,793
9/30/2021	$14,389	$12,298	$23,681
10/31/2021	$14,751	$12,294	$25,282
11/30/2021	$14,518	$12,331	$24,897
12/31/2021	$14,673	$12,299	$25,877
1/31/2022	$14,182	$12,034	$24,355
2/28/2022	$13,975	$11,900	$23,741
3/31/2022	$13,819	$11,569	$24,512
4/30/2022	$13,185	$11,130	$22,312
5/31/2022	$13,069	$11,202	$22,282
6/30/2022	$12,642	$11,026	$20,418
7/31/2022	$12,810	$11,296	$22,333
8/31/2022	$12,567	$10,977	$21,500
9/30/2022	$12,124	$10,502	$19,506
10/31/2022	$12,139	$10,366	$21,106
11/30/2022	$12,445	$10,748	$22,208
12/31/2022	$12,384	$10,699	$20,907
1/31/2023	$12,796	$11,028	$22,347
2/28/2023	$12,429	$10,743	$21,825
3/31/2023	$12,674	$11,016	$22,408
4/30/2023	$12,735	$11,083	$22,647
5/31/2023	$12,552	$10,962	$22,735
6/30/2023	$12,765	$10,923	$24,288
7/31/2023	$12,887	$10,915	$25,158
8/31/2023	$12,668	$10,846	$24,673
9/30/2023	$12,170	$10,570	$23,497
10/31/2023	$11,874	$10,403	$22,875
11/30/2023	$12,590	$10,874	$25,008
12/31/2023	$13,229	$11,291	$26,334
1/31/2024	$13,229	$11,260	$26,626
2/29/2024	$13,354	$11,100	$28,067
3/31/2024	$13,619	$11,203	$28,973
4/30/2024	$13,136	$10,920	$27,698
5/31/2024	$13,447	$11,105	$29,006
6/30/2024	$13,634	$11,210	$29,904
7/31/2024	$13,853	$11,472	$30,460
8/31/2024	$14,054	$11,637	$31,123
9/30/2024	$14,277	$11,793	$31,767
10/31/2024	$13,912	$11,500	$31,534
11/30/2024	$14,277	$11,622	$33,632
12/31/2024	$13,959	$11,432	$32,604

Average Annual Return [Table Text Block]
IBPS2	1 Year	5 Years	10 Years
Service Class	5.52%	2.25%	3.39%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	1.25%	(0.33%)	1.35%
Russell 3000®IndexFootnote Reference(b)	23.81%	13.86%	12.55%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 769,079,950
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 999,050
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$769,079,950
Number of Portfolio Holdings	21
Portfolio Turnover Rate	16%
Total Advisory Fees Paid (net of waivers and reimbursements)	$999,050

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	36.3%
U.S. Equity Funds	26.7
International Mixed Allocation Funds	23.7
International Equity Funds	9.8
U.S. Government Obligation	1.9
International Alternative Fund	1.1
Repurchase Agreements	0.4
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica Aegon Bond VP, Initial Class	23.7%
Transamerica Core Bond, Class I2	21.1
Transamerica WMC US Growth VP, Initial Class	13.4
Transamerica High Yield Bond, Class I2	8.4
Transamerica Large Cap Value, Class I2	8.0
Transamerica Long Credit, Class I2	5.6
Transamerica JPMorgan Enhanced Index VP, Initial Class	5.1
Transamerica International Focus, Class I2	3.0
Transamerica International Equity, Class I2	2.5
Transamerica International Small Cap Value, Class I2	2.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021509
Shareholder Report [Line Items]
Fund Name	Transamerica JPMorgan Asset Allocation - Growth VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$17	0.16%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The foundation of the Portfolio is a globally diversified, asset allocation Portfolio. Portfolio allocations are adjusted based on tactical asset allocation views. These views are informed by quantitative and qualitative inputs and seek to improve upon the strategic asset allocation.

During the fiscal year ended December 31, 2024, the strategic asset allocation detracted from performance. U.S. equity index returns were driven by very strong returns in a small group of very large technology stocks in the fiscal year. Although our diversified equity holdings such as small and midcap U.S. equity funds and value-oriented funds had positive returns overall in the fiscal year, they underperformed their mega cap overweighted equity benchmarks for the Portfolio. Tactical asset allocation decisions contributed to returns during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#=="TAM_WIL5000_T"), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Initial Class	Russell 3000® Index	FT Wilshire 5000 Full Cap Index℠
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,877	$9,722	$9,729
2/28/2015	$10,485	$10,285	$10,283
3/31/2015	$10,494	$10,180	$10,177
4/30/2015	$10,467	$10,226	$10,228
5/31/2015	$10,556	$10,368	$10,355
6/30/2015	$10,379	$10,194	$10,177
7/31/2015	$10,494	$10,365	$10,346
8/31/2015	$9,825	$9,739	$9,725
9/30/2015	$9,466	$9,455	$9,422
10/31/2015	$10,004	$10,202	$10,150
11/30/2015	$10,031	$10,258	$10,189
12/31/2015	$9,807	$10,048	$9,977
1/31/2016	$9,197	$9,481	$9,402
2/29/2016	$9,134	$9,478	$9,397
3/31/2016	$9,690	$10,145	$10,058
4/30/2016	$9,789	$10,208	$10,143
5/31/2016	$9,933	$10,391	$10,319
6/30/2016	$9,816	$10,412	$10,345
7/31/2016	$10,265	$10,825	$10,756
8/31/2016	$10,302	$10,853	$10,789
9/30/2016	$10,320	$10,870	$10,814
10/31/2016	$10,100	$10,635	$10,584
11/30/2016	$10,201	$11,111	$11,064
12/31/2016	$10,403	$11,327	$11,277
1/31/2017	$10,650	$11,541	$11,499
2/28/2017	$10,953	$11,970	$11,906
3/31/2017	$11,109	$11,978	$11,921
4/30/2017	$11,347	$12,105	$12,052
5/31/2017	$11,576	$12,229	$12,167
6/30/2017	$11,668	$12,339	$12,275
7/31/2017	$12,007	$12,572	$12,509
8/31/2017	$12,005	$12,596	$12,528
9/30/2017	$12,290	$12,903	$12,828
10/31/2017	$12,547	$13,185	$13,097
11/30/2017	$12,794	$13,585	$13,490
12/31/2017	$12,965	$13,721	$13,645
1/31/2018	$13,765	$14,444	$14,376
2/28/2018	$13,146	$13,912	$13,836
3/31/2018	$12,927	$13,633	$13,549
4/30/2018	$13,004	$13,684	$13,621
5/31/2018	$13,184	$14,071	$14,004
6/30/2018	$13,080	$14,163	$14,106
7/31/2018	$13,384	$14,633	$14,568
8/31/2018	$13,672	$15,147	$15,089
9/30/2018	$13,661	$15,172	$15,101
10/31/2018	$12,510	$14,055	$13,980
11/30/2018	$12,645	$14,336	$14,248
12/31/2018	$11,618	$13,002	$12,923
1/31/2019	$12,593	$14,118	$14,066
2/28/2019	$12,894	$14,614	$14,556
3/31/2019	$13,049	$14,828	$14,762
4/30/2019	$13,506	$15,420	$15,355
5/31/2019	$12,541	$14,422	$14,357
6/30/2019	$13,381	$15,435	$15,342
7/31/2019	$13,412	$15,664	$15,569
8/31/2019	$13,045	$15,345	$15,218
9/30/2019	$13,348	$15,614	$15,458
10/31/2019	$13,722	$15,950	$15,780
11/30/2019	$14,119	$16,557	$16,364
12/31/2019	$14,644	$17,035	$16,831
1/31/2020	$14,434	$17,016	$16,827
2/29/2020	$13,290	$15,623	$15,468
3/31/2020	$11,211	$13,475	$13,324
4/30/2020	$12,519	$15,259	$15,123
5/31/2020	$13,465	$16,075	$15,962
6/30/2020	$13,990	$16,443	$16,347
7/31/2020	$14,843	$17,376	$17,277
8/31/2020	$15,808	$18,635	$18,558
9/30/2020	$15,293	$17,957	$17,891
10/31/2020	$14,984	$17,569	$17,517
11/30/2020	$17,289	$19,707	$19,693
12/31/2020	$18,267	$20,593	$20,564
1/31/2021	$18,383	$20,501	$20,552
2/28/2021	$19,001	$21,142	$21,161
3/31/2021	$19,451	$21,900	$21,832
4/30/2021	$20,365	$23,029	$22,963
5/31/2021	$20,623	$23,134	$23,047
6/30/2021	$20,932	$23,705	$23,673
7/31/2021	$21,048	$24,105	$24,006
8/31/2021	$21,507	$24,793	$24,708
9/30/2021	$20,546	$23,681	$23,613
10/31/2021	$21,785	$25,282	$25,184
11/30/2021	$21,075	$24,897	$24,771
12/31/2021	$21,855	$25,877	$25,606
1/31/2022	$20,533	$24,355	$24,016
2/28/2022	$19,990	$23,741	$23,438
3/31/2022	$20,059	$24,512	$24,183
4/30/2022	$18,375	$22,312	$21,940
5/31/2022	$18,319	$22,282	$21,842
6/30/2022	$16,816	$20,418	$19,998
7/31/2022	$17,735	$22,333	$21,915
8/31/2022	$17,075	$21,500	$21,120
9/30/2022	$15,627	$19,506	$19,158
10/31/2022	$16,656	$21,106	$20,711
11/30/2022	$17,647	$22,208	$21,745
12/31/2022	$16,923	$20,907	$20,445
1/31/2023	$18,104	$22,347	$21,891
2/28/2023	$17,495	$21,825	$21,379
3/31/2023	$17,895	$22,408	$21,956
4/30/2023	$18,047	$22,647	$22,167
5/31/2023	$17,780	$22,735	$22,281
6/30/2023	$18,905	$24,288	$23,826
7/31/2023	$19,553	$25,158	$24,683
8/31/2023	$19,028	$24,673	$24,211
9/30/2023	$18,222	$23,497	$23,052
10/31/2023	$17,633	$22,875	$22,419
11/30/2023	$19,186	$25,008	$24,496
12/31/2023	$20,365	$26,334	$25,811
1/31/2024	$20,444	$26,626	$26,069
2/29/2024	$21,564	$28,067	$27,486
3/31/2024	$22,291	$28,973	$28,376
4/30/2024	$21,387	$27,698	$27,142
5/31/2024	$22,272	$29,006	$28,421
6/30/2024	$22,704	$29,904	$29,310
7/31/2024	$23,078	$30,460	$29,861
8/31/2024	$23,598	$31,123	$30,511
9/30/2024	$24,065	$31,767	$31,163
10/31/2024	$23,476	$31,534	$30,954
11/30/2024	$24,511	$33,632	$33,060
12/31/2024	$23,699	$32,604	$32,052

Average Annual Return [Table Text Block]
IBPW1	1 Year	5 Years	10 Years
Initial Class	16.37%	10.11%	9.01%
Russell 3000®IndexFootnote Reference(a)	23.81%	13.86%	12.55%
FT Wilshire 5000 Full Cap Index℠Footnote Reference(b)	24.18%	13.75%	12.35%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 1,052,362,526
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 1,280,144
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$1,052,362,526
Number of Portfolio Holdings	17
Portfolio Turnover Rate	23%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,280,144

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	66.7%
International Equity Funds	20.5
U.S. Fixed Income Funds	9.8
U.S. Government Obligation	2.1
Repurchase Agreements	0.8
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica JPMorgan Enhanced Index VP, Initial Class	35.9%
Transamerica WMC US Growth VP, Initial Class	15.7
Transamerica Large Cap Value, Class I2	11.6
Transamerica International Focus, Class I2	7.3
Transamerica Aegon High Yield Bond VP, Initial Class	7.0
Transamerica International Equity, Class I2	6.3
Transamerica International Small Cap Value, Class I2	4.6
Transamerica Floating Rate, Class I2	2.8
U.S. Treasury Notes, 4.25%, 01/31/2026	2.1
Transamerica BlackRock Real Estate Securities VP, Initial Class	1.9

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021510
Shareholder Report [Line Items]
Fund Name	Transamerica JPMorgan Asset Allocation - Growth VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$44	0.41%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The foundation of the Portfolio is a globally diversified, asset allocation Portfolio. Portfolio allocations are adjusted based on tactical asset allocation views. These views are informed by quantitative and qualitative inputs and seek to improve upon the strategic asset allocation.

During the fiscal year ended December 31, 2024, the strategic asset allocation detracted from performance. U.S. equity index returns were driven by very strong returns in a small group of very large technology stocks in the fiscal year. Although our diversified equity holdings such as small and midcap U.S. equity funds and value-oriented funds had positive returns overall in the fiscal year, they underperformed their mega cap overweighted equity benchmarks for the Portfolio. Tactical asset allocation decisions contributed to returns during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#=="TAM_WIL5000_T"), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Service Class	Russell 3000® Index	FT Wilshire 5000 Full Cap Index℠
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,875	$9,722	$9,729
2/28/2015	$10,489	$10,285	$10,283
3/31/2015	$10,498	$10,180	$10,177
4/30/2015	$10,463	$10,226	$10,228
5/31/2015	$10,552	$10,368	$10,355
6/30/2015	$10,374	$10,194	$10,177
7/31/2015	$10,480	$10,365	$10,346
8/31/2015	$9,815	$9,739	$9,725
9/30/2015	$9,454	$9,455	$9,422
10/31/2015	$9,987	$10,202	$10,150
11/30/2015	$10,014	$10,258	$10,189
12/31/2015	$9,788	$10,048	$9,977
1/31/2016	$9,174	$9,481	$9,402
2/29/2016	$9,120	$9,478	$9,397
3/31/2016	$9,671	$10,145	$10,058
4/30/2016	$9,761	$10,208	$10,143
5/31/2016	$9,906	$10,391	$10,319
6/30/2016	$9,788	$10,412	$10,345
7/31/2016	$10,231	$10,825	$10,756
8/31/2016	$10,257	$10,853	$10,789
9/30/2016	$10,284	$10,870	$10,814
10/31/2016	$10,064	$10,635	$10,584
11/30/2016	$10,165	$11,111	$11,064
12/31/2016	$10,358	$11,327	$11,277
1/31/2017	$10,606	$11,541	$11,499
2/28/2017	$10,901	$11,970	$11,906
3/31/2017	$11,057	$11,978	$11,921
4/30/2017	$11,287	$12,105	$12,052
5/31/2017	$11,517	$12,229	$12,167
6/30/2017	$11,609	$12,339	$12,275
7/31/2017	$11,940	$12,572	$12,509
8/31/2017	$11,930	$12,596	$12,528
9/30/2017	$12,215	$12,903	$12,828
10/31/2017	$12,463	$13,185	$13,097
11/30/2017	$12,711	$13,585	$13,490
12/31/2017	$12,882	$13,721	$13,645
1/31/2018	$13,673	$14,444	$14,376
2/28/2018	$13,054	$13,912	$13,836
3/31/2018	$12,835	$13,633	$13,549
4/30/2018	$12,901	$13,684	$13,621
5/31/2018	$13,083	$14,071	$14,004
6/30/2018	$12,968	$14,163	$14,106
7/31/2018	$13,273	$14,633	$14,568
8/31/2018	$13,557	$15,147	$15,089
9/30/2018	$13,537	$15,172	$15,101
10/31/2018	$12,396	$14,055	$13,980
11/30/2018	$12,520	$14,336	$14,248
12/31/2018	$11,504	$13,002	$12,923
1/31/2019	$12,479	$14,118	$14,066
2/28/2019	$12,769	$14,614	$14,556
3/31/2019	$12,925	$14,828	$14,762
4/30/2019	$13,371	$15,420	$15,355
5/31/2019	$12,416	$14,422	$14,357
6/30/2019	$13,236	$15,435	$15,342
7/31/2019	$13,267	$15,664	$15,569
8/31/2019	$12,905	$15,345	$15,218
9/30/2019	$13,208	$15,614	$15,458
10/31/2019	$13,569	$15,950	$15,780
11/30/2019	$13,954	$16,557	$16,364
12/31/2019	$14,479	$17,035	$16,831
1/31/2020	$14,257	$17,016	$16,827
2/29/2020	$13,126	$15,623	$15,468
3/31/2020	$11,075	$13,475	$13,324
4/30/2020	$12,357	$15,259	$15,123
5/31/2020	$13,290	$16,075	$15,962
6/30/2020	$13,802	$16,443	$16,347
7/31/2020	$14,642	$17,376	$17,277
8/31/2020	$15,593	$18,635	$18,558
9/30/2020	$15,079	$17,957	$17,891
10/31/2020	$14,771	$17,569	$17,517
11/30/2020	$17,056	$19,707	$19,693
12/31/2020	$18,005	$20,593	$20,564
1/31/2021	$18,121	$20,501	$20,552
2/28/2021	$18,724	$21,142	$21,161
3/31/2021	$19,160	$21,900	$21,832
4/30/2021	$20,059	$23,029	$22,963
5/31/2021	$20,315	$23,134	$23,047
6/30/2021	$20,611	$23,705	$23,673
7/31/2021	$20,713	$24,105	$24,006
8/31/2021	$21,157	$24,793	$24,708
9/30/2021	$20,214	$23,681	$23,613
10/31/2021	$21,434	$25,282	$25,184
11/30/2021	$20,727	$24,897	$24,771
12/31/2021	$21,489	$25,877	$25,606
1/31/2022	$20,186	$24,355	$24,016
2/28/2022	$19,659	$23,741	$23,438
3/31/2022	$19,715	$24,512	$24,183
4/30/2022	$18,051	$22,312	$21,940
5/31/2022	$17,996	$22,282	$21,842
6/30/2022	$16,512	$20,418	$19,998
7/31/2022	$17,413	$22,333	$21,915
8/31/2022	$16,755	$21,500	$21,120
9/30/2022	$15,330	$19,506	$19,158
10/31/2022	$16,337	$21,106	$20,711
11/30/2022	$17,325	$22,208	$21,745
12/31/2022	$16,603	$20,907	$20,445
1/31/2023	$17,743	$22,347	$21,891
2/28/2023	$17,154	$21,825	$21,379
3/31/2023	$17,534	$22,408	$21,956
4/30/2023	$17,686	$22,647	$22,167
5/31/2023	$17,420	$22,735	$22,281
6/30/2023	$18,522	$24,288	$23,826
7/31/2023	$19,149	$25,158	$24,683
8/31/2023	$18,634	$24,673	$24,211
9/30/2023	$17,832	$23,497	$23,052
10/31/2023	$17,246	$22,875	$22,419
11/30/2023	$18,790	$25,008	$24,496
12/31/2023	$19,924	$26,334	$25,811
1/31/2024	$20,003	$26,626	$26,069
2/29/2024	$21,078	$28,067	$27,486
3/31/2024	$21,801	$28,973	$28,376
4/30/2024	$20,902	$27,698	$27,142
5/31/2024	$21,762	$29,006	$28,421
6/30/2024	$22,193	$29,904	$29,310
7/31/2024	$22,544	$30,460	$29,861
8/31/2024	$23,051	$31,123	$30,511
9/30/2024	$23,494	$31,767	$31,163
10/31/2024	$22,930	$31,534	$30,954
11/30/2024	$23,938	$33,632	$33,060
12/31/2024	$23,132	$32,604	$32,052

Average Annual Return [Table Text Block]
IBPW2	1 Year	5 Years	10 Years
Service Class	16.10%	9.82%	8.75%
Russell 3000®IndexFootnote Reference(a)	23.81%	13.86%	12.55%
FT Wilshire 5000 Full Cap Index℠Footnote Reference(b)	24.18%	13.75%	12.35%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 1,052,362,526
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 1,280,144
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$1,052,362,526
Number of Portfolio Holdings	17
Portfolio Turnover Rate	23%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,280,144

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	66.7%
International Equity Funds	20.5
U.S. Fixed Income Funds	9.8
U.S. Government Obligation	2.1
Repurchase Agreements	0.8
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica JPMorgan Enhanced Index VP, Initial Class	35.9%
Transamerica WMC US Growth VP, Initial Class	15.7
Transamerica Large Cap Value, Class I2	11.6
Transamerica International Focus, Class I2	7.3
Transamerica Aegon High Yield Bond VP, Initial Class	7.0
Transamerica International Equity, Class I2	6.3
Transamerica International Small Cap Value, Class I2	4.6
Transamerica Floating Rate, Class I2	2.8
U.S. Treasury Notes, 4.25%, 01/31/2026	2.1
Transamerica BlackRock Real Estate Securities VP, Initial Class	1.9

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021513
Shareholder Report [Line Items]
Fund Name	Transamerica JPMorgan Asset Allocation - Moderate Growth VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$17	0.16%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s strategic asset allocation contributed positively during the fiscal year ended December 31, 2024, while manager selection was the largest detractor over the fiscal year. The application of the Portfolio’s risk management framework, which aims to reduce exposure to asset classes exhibiting negative returns or elevated volatility, and tactical asset allocation decisions also detracted. The Portfolio entered the fiscal year with approximately 75% of the Portfolio allocated to equities. By the beginning of August 2024, amid volatility surrounding the yen carry trade, U.S. economic conditions, and Federal Reserve rate cuts, the Portfolio briefly de-risked U.S. large cap and mid cap equities, non-US equities, emerging market equities, and U.S. core bonds. The Portfolio closed August 2024 with about 77% in equities. The Portfolio ended the year with approximately 84% in equities due to tactical asset allocation decisions.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#=="TAM_WIL5000_T"), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Initial Class	Russell 3000® Index	FT Wilshire 5000 Full Cap Index℠
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,008	$9,722	$9,729
2/28/2015	$10,424	$10,285	$10,283
3/31/2015	$10,455	$10,180	$10,177
4/30/2015	$10,377	$10,226	$10,228
5/31/2015	$10,455	$10,368	$10,355
6/30/2015	$10,314	$10,194	$10,177
7/31/2015	$10,408	$10,365	$10,346
8/31/2015	$9,875	$9,739	$9,725
9/30/2015	$9,572	$9,455	$9,422
10/31/2015	$9,957	$10,202	$10,150
11/30/2015	$9,957	$10,258	$10,189
12/31/2015	$9,777	$10,048	$9,977
1/31/2016	$9,368	$9,481	$9,402
2/29/2016	$9,368	$9,478	$9,397
3/31/2016	$9,760	$10,145	$10,058
4/30/2016	$9,867	$10,208	$10,143
5/31/2016	$9,981	$10,391	$10,319
6/30/2016	$9,948	$10,412	$10,345
7/31/2016	$10,292	$10,825	$10,756
8/31/2016	$10,346	$10,853	$10,789
9/30/2016	$10,364	$10,870	$10,814
10/31/2016	$10,188	$10,635	$10,584
11/30/2016	$10,240	$11,111	$11,064
12/31/2016	$10,417	$11,327	$11,277
1/31/2017	$10,619	$11,541	$11,499
2/28/2017	$10,866	$11,970	$11,906
3/31/2017	$10,981	$11,978	$11,921
4/30/2017	$11,166	$12,105	$12,052
5/31/2017	$11,351	$12,229	$12,167
6/30/2017	$11,421	$12,339	$12,275
7/31/2017	$11,677	$12,572	$12,509
8/31/2017	$11,697	$12,596	$12,528
9/30/2017	$11,910	$12,903	$12,828
10/31/2017	$12,105	$13,185	$13,097
11/30/2017	$12,319	$13,585	$13,490
12/31/2017	$12,476	$13,721	$13,645
1/31/2018	$13,052	$14,444	$14,376
2/28/2018	$12,541	$13,912	$13,836
3/31/2018	$12,384	$13,633	$13,549
4/30/2018	$12,393	$13,684	$13,621
5/31/2018	$12,532	$14,071	$14,004
6/30/2018	$12,467	$14,163	$14,106
7/31/2018	$12,708	$14,633	$14,568
8/31/2018	$12,941	$15,147	$15,089
9/30/2018	$12,911	$15,172	$15,101
10/31/2018	$12,093	$14,055	$13,980
11/30/2018	$12,203	$14,336	$14,248
12/31/2018	$11,594	$13,002	$12,923
1/31/2019	$12,173	$14,118	$14,066
2/28/2019	$12,343	$14,614	$14,556
3/31/2019	$12,512	$14,828	$14,762
4/30/2019	$12,882	$15,420	$15,355
5/31/2019	$12,213	$14,422	$14,357
6/30/2019	$12,882	$15,435	$15,342
7/31/2019	$12,892	$15,664	$15,569
8/31/2019	$12,740	$15,345	$15,218
9/30/2019	$12,953	$15,614	$15,458
10/31/2019	$13,232	$15,950	$15,780
11/30/2019	$13,512	$16,557	$16,364
12/31/2019	$13,914	$17,035	$16,831
1/31/2020	$13,803	$17,016	$16,827
2/29/2020	$13,042	$15,623	$15,468
3/31/2020	$11,845	$13,475	$13,324
4/30/2020	$12,550	$15,259	$15,123
5/31/2020	$13,098	$16,075	$15,962
6/30/2020	$13,378	$16,443	$16,347
7/31/2020	$13,859	$17,376	$17,277
8/31/2020	$14,398	$18,635	$18,558
9/30/2020	$14,061	$17,957	$17,891
10/31/2020	$13,820	$17,569	$17,517
11/30/2020	$15,373	$19,707	$19,693
12/31/2020	$16,011	$20,593	$20,564
1/31/2021	$16,011	$20,501	$20,552
2/28/2021	$16,312	$21,142	$21,161
3/31/2021	$16,613	$21,900	$21,832
4/30/2021	$17,239	$23,029	$22,963
5/31/2021	$17,419	$23,134	$23,047
6/30/2021	$17,612	$23,705	$23,673
7/31/2021	$17,756	$24,105	$24,006
8/31/2021	$18,042	$24,793	$24,708
9/30/2021	$17,387	$23,681	$23,613
10/31/2021	$18,181	$25,282	$25,184
11/30/2021	$17,740	$24,897	$24,771
12/31/2021	$18,244	$25,877	$25,606
1/31/2022	$17,437	$24,355	$24,016
2/28/2022	$17,071	$23,741	$23,438
3/31/2022	$17,122	$24,512	$24,183
4/30/2022	$16,050	$22,312	$21,940
5/31/2022	$15,924	$22,282	$21,842
6/30/2022	$15,079	$20,418	$19,998
7/31/2022	$15,495	$22,333	$21,915
8/31/2022	$15,157	$21,500	$21,120
9/30/2022	$14,418	$19,506	$19,158
10/31/2022	$14,842	$21,106	$20,711
11/30/2022	$15,361	$22,208	$21,745
12/31/2022	$15,078	$20,907	$20,445
1/31/2023	$15,801	$22,347	$21,891
2/28/2023	$15,314	$21,825	$21,379
3/31/2023	$15,628	$22,408	$21,956
4/30/2023	$15,723	$22,647	$22,167
5/31/2023	$15,502	$22,735	$22,281
6/30/2023	$16,116	$24,288	$23,826
7/31/2023	$16,493	$25,158	$24,683
8/31/2023	$16,080	$24,673	$24,211
9/30/2023	$15,342	$23,497	$23,052
10/31/2023	$14,905	$22,875	$22,419
11/30/2023	$16,030	$25,008	$24,496
12/31/2023	$16,920	$26,334	$25,811
1/31/2024	$16,936	$26,626	$26,069
2/29/2024	$17,473	$28,067	$27,486
3/31/2024	$17,943	$28,973	$28,376
4/30/2024	$17,272	$27,698	$27,142
5/31/2024	$17,843	$29,006	$28,421
6/30/2024	$18,111	$29,904	$29,310
7/31/2024	$18,413	$30,460	$29,861
8/31/2024	$18,772	$31,123	$30,511
9/30/2024	$19,095	$31,767	$31,163
10/31/2024	$18,636	$31,534	$30,954
11/30/2024	$19,332	$33,632	$33,060
12/31/2024	$18,789	$32,604	$32,052

Average Annual Return [Table Text Block]
IBPV1	1 Year	5 Years	10 Years
Initial Class	11.05%	6.19%	6.51%
Russell 3000®IndexFootnote Reference(a)	23.81%	13.86%	12.55%
FT Wilshire 5000 Full Cap Index℠Footnote Reference(b)	24.18%	13.75%	12.35%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 3,287,672,140
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 4,217,311
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$3,287,672,140
Number of Portfolio Holdings	22
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (net of waivers and reimbursements)	$4,217,311

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	50.0%
International Equity Funds	17.0
U.S. Fixed Income Funds	16.9
International Mixed Allocation Funds	12.1
U.S. Government Obligation	2.2
International Alternative Funds	1.1
Repurchase Agreements	0.6
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica JPMorgan Enhanced Index VP, Initial Class	29.8%
Transamerica Aegon Bond VP, Initial Class	12.1
Transamerica WMC US Growth VP, Initial Class	11.2
Transamerica High Yield Bond, Class I2	9.5
Transamerica Large Cap Value, Class I2	6.7
Transamerica International Focus, Class I2	5.8
Transamerica Long Credit, Class I2	5.3
Transamerica International Equity, Class I2	5.0
Transamerica International Small Cap Value, Class I2	3.8
U.S. Treasury Notes, 4.25%, 01/31/2026	2.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021514
Shareholder Report [Line Items]
Fund Name	Transamerica JPMorgan Asset Allocation - Moderate Growth VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$43	0.41%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s strategic asset allocation contributed positively during the fiscal year ended December 31, 2024, while manager selection was the largest detractor over the fiscal year. The application of the Portfolio’s risk management framework, which aims to reduce exposure to asset classes exhibiting negative returns or elevated volatility, and tactical asset allocation decisions also detracted. The Portfolio entered the fiscal year with approximately 75% of the Portfolio allocated to equities. By the beginning of August 2024, amid volatility surrounding the yen carry trade, U.S. economic conditions, and Federal Reserve rate cuts, the Portfolio briefly de-risked U.S. large cap and mid cap equities, non-US equities, emerging market equities, and U.S. core bonds. The Portfolio closed August 2024 with about 77% in equities. The Portfolio ended the year with approximately 84% in equities due to tactical asset allocation decisions.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#=="TAM_WIL5000_T"), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Service Class	Russell 3000® Index	FT Wilshire 5000 Full Cap Index℠
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,000	$9,722	$9,729
2/28/2015	$10,413	$10,285	$10,283
3/31/2015	$10,437	$10,180	$10,177
4/30/2015	$10,357	$10,226	$10,228
5/31/2015	$10,437	$10,368	$10,355
6/30/2015	$10,294	$10,194	$10,177
7/31/2015	$10,381	$10,365	$10,346
8/31/2015	$9,855	$9,739	$9,725
9/30/2015	$9,550	$9,455	$9,422
10/31/2015	$9,930	$10,202	$10,150
11/30/2015	$9,921	$10,258	$10,189
12/31/2015	$9,748	$10,048	$9,977
1/31/2016	$9,336	$9,481	$9,402
2/29/2016	$9,336	$9,478	$9,397
3/31/2016	$9,723	$10,145	$10,058
4/30/2016	$9,831	$10,208	$10,143
5/31/2016	$9,938	$10,391	$10,319
6/30/2016	$9,905	$10,412	$10,345
7/31/2016	$10,243	$10,825	$10,756
8/31/2016	$10,296	$10,853	$10,789
9/30/2016	$10,313	$10,870	$10,814
10/31/2016	$10,127	$10,635	$10,584
11/30/2016	$10,189	$11,111	$11,064
12/31/2016	$10,358	$11,327	$11,277
1/31/2017	$10,562	$11,541	$11,499
2/28/2017	$10,801	$11,970	$11,906
3/31/2017	$10,908	$11,978	$11,921
4/30/2017	$11,094	$12,105	$12,052
5/31/2017	$11,272	$12,229	$12,167
6/30/2017	$11,343	$12,339	$12,275
7/31/2017	$11,600	$12,572	$12,509
8/31/2017	$11,611	$12,596	$12,528
9/30/2017	$11,817	$12,903	$12,828
10/31/2017	$12,013	$13,185	$13,097
11/30/2017	$12,218	$13,585	$13,490
12/31/2017	$12,377	$13,721	$13,645
1/31/2018	$12,946	$14,444	$14,376
2/28/2018	$12,433	$13,912	$13,836
3/31/2018	$12,274	$13,633	$13,549
4/30/2018	$12,283	$13,684	$13,621
5/31/2018	$12,414	$14,071	$14,004
6/30/2018	$12,349	$14,163	$14,106
7/31/2018	$12,591	$14,633	$14,568
8/31/2018	$12,813	$15,147	$15,089
9/30/2018	$12,783	$15,172	$15,101
10/31/2018	$11,972	$14,055	$13,980
11/30/2018	$12,082	$14,336	$14,248
12/31/2018	$11,471	$13,002	$12,923
1/31/2019	$12,042	$14,118	$14,066
2/28/2019	$12,212	$14,614	$14,556
3/31/2019	$12,372	$14,828	$14,762
4/30/2019	$12,733	$15,420	$15,355
5/31/2019	$12,072	$14,422	$14,357
6/30/2019	$12,723	$15,435	$15,342
7/31/2019	$12,733	$15,664	$15,569
8/31/2019	$12,585	$15,345	$15,218
9/30/2019	$12,787	$15,614	$15,458
10/31/2019	$13,068	$15,950	$15,780
11/30/2019	$13,337	$16,557	$16,364
12/31/2019	$13,741	$17,035	$16,831
1/31/2020	$13,617	$17,016	$16,827
2/29/2020	$12,866	$15,623	$15,468
3/31/2020	$11,688	$13,475	$13,324
4/30/2020	$12,372	$15,259	$15,123
5/31/2020	$12,922	$16,075	$15,962
6/30/2020	$13,191	$16,443	$16,347
7/31/2020	$13,662	$17,376	$17,277
8/31/2020	$14,188	$18,635	$18,558
9/30/2020	$13,851	$17,957	$17,891
10/31/2020	$13,622	$17,569	$17,517
11/30/2020	$15,129	$19,707	$19,693
12/31/2020	$15,755	$20,593	$20,564
1/31/2021	$15,768	$20,501	$20,552
2/28/2021	$16,057	$21,142	$21,161
3/31/2021	$16,346	$21,900	$21,832
4/30/2021	$16,949	$23,029	$22,963
5/31/2021	$17,130	$23,134	$23,047
6/30/2021	$17,311	$23,705	$23,673
7/31/2021	$17,455	$24,105	$24,006
8/31/2021	$17,726	$24,793	$24,708
9/30/2021	$17,095	$23,681	$23,613
10/31/2021	$17,852	$25,282	$25,184
11/30/2021	$17,423	$24,897	$24,771
12/31/2021	$17,915	$25,877	$25,606
1/31/2022	$17,120	$24,355	$24,016
2/28/2022	$16,755	$23,741	$23,438
3/31/2022	$16,793	$24,512	$24,183
4/30/2022	$15,746	$22,312	$21,940
5/31/2022	$15,620	$22,282	$21,842
6/30/2022	$14,788	$20,418	$19,998
7/31/2022	$15,192	$22,333	$21,915
8/31/2022	$14,853	$21,500	$21,120
9/30/2022	$14,129	$19,506	$19,158
10/31/2022	$14,538	$21,106	$20,711
11/30/2022	$15,042	$22,208	$21,745
12/31/2022	$14,774	$20,907	$20,445
1/31/2023	$15,483	$22,347	$21,891
2/28/2023	$14,995	$21,825	$21,379
3/31/2023	$15,309	$22,408	$21,956
4/30/2023	$15,388	$22,647	$22,167
5/31/2023	$15,168	$22,735	$22,281
6/30/2023	$15,766	$24,288	$23,826
7/31/2023	$16,128	$25,158	$24,683
8/31/2023	$15,732	$24,673	$24,211
9/30/2023	$15,011	$23,497	$23,052
10/31/2023	$14,575	$22,875	$22,419
11/30/2023	$15,665	$25,008	$24,496
12/31/2023	$16,537	$26,334	$25,811
1/31/2024	$16,537	$26,626	$26,069
2/29/2024	$17,057	$28,067	$27,486
3/31/2024	$17,526	$28,973	$28,376
4/30/2024	$16,856	$27,698	$27,142
5/31/2024	$17,426	$29,006	$28,421
6/30/2024	$17,677	$29,904	$29,310
7/31/2024	$17,963	$30,460	$29,861
8/31/2024	$18,307	$31,123	$30,511
9/30/2024	$18,629	$31,767	$31,163
10/31/2024	$18,171	$31,534	$30,954
11/30/2024	$18,849	$33,632	$33,060
12/31/2024	$18,307	$32,604	$32,052

Average Annual Return [Table Text Block]
IBPV2	1 Year	5 Years	10 Years
Service Class	10.70%	5.91%	6.23%
Russell 3000®IndexFootnote Reference(a)	23.81%	13.86%	12.55%
FT Wilshire 5000 Full Cap Index℠Footnote Reference(b)	24.18%	13.75%	12.35%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 3,287,672,140
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 4,217,311
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$3,287,672,140
Number of Portfolio Holdings	22
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (net of waivers and reimbursements)	$4,217,311

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	50.0%
International Equity Funds	17.0
U.S. Fixed Income Funds	16.9
International Mixed Allocation Funds	12.1
U.S. Government Obligation	2.2
International Alternative Funds	1.1
Repurchase Agreements	0.6
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica JPMorgan Enhanced Index VP, Initial Class	29.8%
Transamerica Aegon Bond VP, Initial Class	12.1
Transamerica WMC US Growth VP, Initial Class	11.2
Transamerica High Yield Bond, Class I2	9.5
Transamerica Large Cap Value, Class I2	6.7
Transamerica International Focus, Class I2	5.8
Transamerica Long Credit, Class I2	5.3
Transamerica International Equity, Class I2	5.0
Transamerica International Small Cap Value, Class I2	3.8
U.S. Treasury Notes, 4.25%, 01/31/2026	2.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021511
Shareholder Report [Line Items]
Fund Name	Transamerica JPMorgan Asset Allocation - Moderate VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$16	0.15%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

Manager selection was the biggest detractor from the Portfolio’s performance during the fiscal year ended December 31, 2024. Tactical asset allocation decisions and the application of the Portfolio’s risk management framework, which aims to reduce exposure to asset classes exhibiting negative returns or elevated volatility, also detracted. The strategic asset allocation contributed. The Portfolio entered the fiscal year with approximately 55% of the Portfolio allocated to equities. By August 2024, amid volatility surrounding the yen carry trade, U.S. economic conditions, and Federal Reserve rate cuts, the Portfolio briefly de-risked U.S. large cap and mid cap equities, Europe, Australasia and the Far East equities, emerging market equities, and U.S. core bonds. The Portfolio closed August 2024 with about 52% in equities. The Portfolio ended the year with 63% in equities due to tactical asset allocation decisions.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#=="TAM_WIL5000_T"), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Initial Class	Russell 3000® Index	FT Wilshire 5000 Full Cap Index℠
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,049	$9,722	$9,729
2/28/2015	$10,337	$10,285	$10,283
3/31/2015	$10,362	$10,180	$10,177
4/30/2015	$10,271	$10,226	$10,228
5/31/2015	$10,329	$10,368	$10,355
6/30/2015	$10,181	$10,194	$10,177
7/31/2015	$10,280	$10,365	$10,346
8/31/2015	$9,856	$9,739	$9,725
9/30/2015	$9,638	$9,455	$9,422
10/31/2015	$9,925	$10,202	$10,150
11/30/2015	$9,917	$10,258	$10,189
12/31/2015	$9,777	$10,048	$9,977
1/31/2016	$9,472	$9,481	$9,402
2/29/2016	$9,472	$9,478	$9,397
3/31/2016	$9,786	$10,145	$10,058
4/30/2016	$9,882	$10,208	$10,143
5/31/2016	$9,969	$10,391	$10,319
6/30/2016	$9,986	$10,412	$10,345
7/31/2016	$10,248	$10,825	$10,756
8/31/2016	$10,303	$10,853	$10,789
9/30/2016	$10,321	$10,870	$10,814
10/31/2016	$10,175	$10,635	$10,584
11/30/2016	$10,193	$11,111	$11,064
12/31/2016	$10,321	$11,327	$11,277
1/31/2017	$10,495	$11,541	$11,499
2/28/2017	$10,705	$11,970	$11,906
3/31/2017	$10,796	$11,978	$11,921
4/30/2017	$10,952	$12,105	$12,052
5/31/2017	$11,116	$12,229	$12,167
6/30/2017	$11,180	$12,339	$12,275
7/31/2017	$11,381	$12,572	$12,509
8/31/2017	$11,421	$12,596	$12,528
9/30/2017	$11,573	$12,903	$12,828
10/31/2017	$11,735	$13,185	$13,097
11/30/2017	$11,897	$13,585	$13,490
12/31/2017	$12,021	$13,721	$13,645
1/31/2018	$12,440	$14,444	$14,376
2/28/2018	$12,030	$13,912	$13,836
3/31/2018	$11,926	$13,633	$13,549
4/30/2018	$11,916	$13,684	$13,621
5/31/2018	$12,040	$14,071	$14,004
6/30/2018	$11,973	$14,163	$14,106
7/31/2018	$12,164	$14,633	$14,568
8/31/2018	$12,362	$15,147	$15,089
9/30/2018	$12,321	$15,172	$15,101
10/31/2018	$11,710	$14,055	$13,980
11/30/2018	$11,792	$14,336	$14,248
12/31/2018	$11,405	$13,002	$12,923
1/31/2019	$11,781	$14,118	$14,066
2/28/2019	$11,914	$14,614	$14,556
3/31/2019	$12,077	$14,828	$14,762
4/30/2019	$12,372	$15,420	$15,355
5/31/2019	$11,893	$14,422	$14,357
6/30/2019	$12,443	$15,435	$15,342
7/31/2019	$12,453	$15,664	$15,569
8/31/2019	$12,415	$15,345	$15,218
9/30/2019	$12,548	$15,614	$15,458
10/31/2019	$12,769	$15,950	$15,780
11/30/2019	$12,979	$16,557	$16,364
12/31/2019	$13,277	$17,035	$16,831
1/31/2020	$13,244	$17,016	$16,827
2/29/2020	$12,769	$15,623	$15,468
3/31/2020	$11,752	$13,475	$13,324
4/30/2020	$12,260	$15,259	$15,123
5/31/2020	$12,691	$16,075	$15,962
6/30/2020	$12,968	$16,443	$16,347
7/31/2020	$13,388	$17,376	$17,277
8/31/2020	$13,774	$18,635	$18,558
9/30/2020	$13,517	$17,957	$17,891
10/31/2020	$13,366	$17,569	$17,517
11/30/2020	$14,496	$19,707	$19,693
12/31/2020	$14,951	$20,593	$20,564
1/31/2021	$14,951	$20,501	$20,552
2/28/2021	$15,091	$21,142	$21,161
3/31/2021	$15,242	$21,900	$21,832
4/30/2021	$15,685	$23,029	$22,963
5/31/2021	$15,825	$23,134	$23,047
6/30/2021	$15,988	$23,705	$23,673
7/31/2021	$16,104	$24,105	$24,006
8/31/2021	$16,287	$24,793	$24,708
9/30/2021	$15,809	$23,681	$23,613
10/31/2021	$16,347	$25,282	$25,184
11/30/2021	$16,025	$24,897	$24,771
12/31/2021	$16,323	$25,877	$25,606
1/31/2022	$15,714	$24,355	$24,016
2/28/2022	$15,439	$23,741	$23,438
3/31/2022	$15,379	$24,512	$24,183
4/30/2022	$14,579	$22,312	$21,940
5/31/2022	$14,459	$22,282	$21,842
6/30/2022	$13,886	$20,418	$19,998
7/31/2022	$14,125	$22,333	$21,915
8/31/2022	$13,855	$21,500	$21,120
9/30/2022	$13,317	$19,506	$19,158
10/31/2022	$13,487	$21,106	$20,711
11/30/2022	$13,827	$22,208	$21,745
12/31/2022	$13,699	$20,907	$20,445
1/31/2023	$14,238	$22,347	$21,891
2/28/2023	$13,813	$21,825	$21,379
3/31/2023	$14,096	$22,408	$21,956
4/30/2023	$14,167	$22,647	$22,167
5/31/2023	$13,968	$22,735	$22,281
6/30/2023	$14,337	$24,288	$23,826
7/31/2023	$14,563	$25,158	$24,683
8/31/2023	$14,276	$24,673	$24,211
9/30/2023	$13,678	$23,497	$23,052
10/31/2023	$13,328	$22,875	$22,419
11/30/2023	$14,203	$25,008	$24,496
12/31/2023	$14,946	$26,334	$25,811
1/31/2024	$14,946	$26,626	$26,069
2/29/2024	$15,238	$28,067	$27,486
3/31/2024	$15,588	$28,973	$28,376
4/30/2024	$15,034	$27,698	$27,142
5/31/2024	$15,457	$29,006	$28,421
6/30/2024	$15,675	$29,904	$29,310
7/31/2024	$15,923	$30,460	$29,861
8/31/2024	$16,205	$31,123	$30,511
9/30/2024	$16,471	$31,767	$31,163
10/31/2024	$16,071	$31,534	$30,954
11/30/2024	$16,560	$33,632	$33,060
12/31/2024	$16,145	$32,604	$32,052

Average Annual Return [Table Text Block]
IBPU1	1 Year	5 Years	10 Years
Initial Class	8.02%	3.99%	4.91%
Russell 3000®IndexFootnote Reference(a)	23.81%	13.86%	12.55%
FT Wilshire 5000 Full Cap Index℠Footnote Reference(b)	24.18%	13.75%	12.35%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 4,823,622,258
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 6,202,302
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$4,823,622,258
Number of Portfolio Holdings	22
Portfolio Turnover Rate	17%
Total Advisory Fees Paid (net of waivers and reimbursements)	$6,202,302

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	40.2%
U.S. Fixed Income Funds	27.3
International Mixed Allocation Funds	16.1
International Equity Funds	12.8
U.S. Government Obligation	1.9
International Alternative Funds	1.1
Repurchase Agreements	0.5
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica JPMorgan Enhanced Index VP, Initial Class	20.3%
Transamerica Aegon Bond VP, Initial Class	16.2
Transamerica WMC US Growth VP, Initial Class	12.3
Transamerica Core Bond, Class I2	11.8
Transamerica High Yield Bond, Class I2	9.0
Transamerica Large Cap Value, Class I2	7.0
Transamerica Long Credit, Class I2	5.4
Transamerica International Focus, Class I2	4.2
Transamerica International Equity, Class I2	3.5
Transamerica International Small Cap Value, Class I2	2.8

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021512
Shareholder Report [Line Items]
Fund Name	Transamerica JPMorgan Asset Allocation - Moderate VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$42	0.40%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

Manager selection was the biggest detractor from the Portfolio’s performance during the fiscal year ended December 31, 2024. Tactical asset allocation decisions and the application of the Portfolio’s risk management framework, which aims to reduce exposure to asset classes exhibiting negative returns or elevated volatility, also detracted. The strategic asset allocation contributed. The Portfolio entered the fiscal year with approximately 55% of the Portfolio allocated to equities. By August 2024, amid volatility surrounding the yen carry trade, U.S. economic conditions, and Federal Reserve rate cuts, the Portfolio briefly de-risked U.S. large cap and mid cap equities, Europe, Australasia and the Far East equities, emerging market equities, and U.S. core bonds. The Portfolio closed August 2024 with about 52% in equities. The Portfolio ended the year with 63% in equities due to tactical asset allocation decisions.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#=="TAM_WIL5000_T"), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Service Class	Russell 3000® Index	FT Wilshire 5000 Full Cap Index℠
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,042	$9,722	$9,729
2/28/2015	$10,324	$10,285	$10,283
3/31/2015	$10,349	$10,180	$10,177
4/30/2015	$10,258	$10,226	$10,228
5/31/2015	$10,308	$10,368	$10,355
6/30/2015	$10,166	$10,194	$10,177
7/31/2015	$10,258	$10,365	$10,346
8/31/2015	$9,832	$9,739	$9,725
9/30/2015	$9,612	$9,455	$9,422
10/31/2015	$9,893	$10,202	$10,150
11/30/2015	$9,884	$10,258	$10,189
12/31/2015	$9,752	$10,048	$9,977
1/31/2016	$9,445	$9,481	$9,402
2/29/2016	$9,436	$9,478	$9,397
3/31/2016	$9,752	$10,145	$10,058
4/30/2016	$9,840	$10,208	$10,143
5/31/2016	$9,928	$10,391	$10,319
6/30/2016	$9,937	$10,412	$10,345
7/31/2016	$10,201	$10,825	$10,756
8/31/2016	$10,247	$10,853	$10,789
9/30/2016	$10,265	$10,870	$10,814
10/31/2016	$10,127	$10,635	$10,584
11/30/2016	$10,136	$11,111	$11,064
12/31/2016	$10,265	$11,327	$11,277
1/31/2017	$10,440	$11,541	$11,499
2/28/2017	$10,642	$11,970	$11,906
3/31/2017	$10,725	$11,978	$11,921
4/30/2017	$10,881	$12,105	$12,052
5/31/2017	$11,047	$12,229	$12,167
6/30/2017	$11,102	$12,339	$12,275
7/31/2017	$11,304	$12,572	$12,509
8/31/2017	$11,335	$12,596	$12,528
9/30/2017	$11,489	$12,903	$12,828
10/31/2017	$11,642	$13,185	$13,097
11/30/2017	$11,795	$13,585	$13,490
12/31/2017	$11,920	$13,721	$13,645
1/31/2018	$12,331	$14,444	$14,376
2/28/2018	$11,929	$13,912	$13,836
3/31/2018	$11,814	$13,633	$13,549
4/30/2018	$11,805	$13,684	$13,621
5/31/2018	$11,929	$14,071	$14,004
6/30/2018	$11,862	$14,163	$14,106
7/31/2018	$12,044	$14,633	$14,568
8/31/2018	$12,232	$15,147	$15,089
9/30/2018	$12,191	$15,172	$15,101
10/31/2018	$11,589	$14,055	$13,980
11/30/2018	$11,670	$14,336	$14,248
12/31/2018	$11,282	$13,002	$12,923
1/31/2019	$11,660	$14,118	$14,066
2/28/2019	$11,783	$14,614	$14,556
3/31/2019	$11,946	$14,828	$14,762
4/30/2019	$12,222	$15,420	$15,355
5/31/2019	$11,752	$14,422	$14,357
6/30/2019	$12,294	$15,435	$15,342
7/31/2019	$12,304	$15,664	$15,569
8/31/2019	$12,265	$15,345	$15,218
9/30/2019	$12,398	$15,614	$15,458
10/31/2019	$12,597	$15,950	$15,780
11/30/2019	$12,808	$16,557	$16,364
12/31/2019	$13,107	$17,035	$16,831
1/31/2020	$13,074	$17,016	$16,827
2/29/2020	$12,597	$15,623	$15,468
3/31/2020	$11,589	$13,475	$13,324
4/30/2020	$12,088	$15,259	$15,123
5/31/2020	$12,520	$16,075	$15,962
6/30/2020	$12,775	$16,443	$16,347
7/31/2020	$13,185	$17,376	$17,277
8/31/2020	$13,562	$18,635	$18,558
9/30/2020	$13,317	$17,957	$17,891
10/31/2020	$13,154	$17,569	$17,517
11/30/2020	$14,273	$19,707	$19,693
12/31/2020	$14,716	$20,593	$20,564
1/31/2021	$14,716	$20,501	$20,552
2/28/2021	$14,845	$21,142	$21,161
3/31/2021	$14,984	$21,900	$21,832
4/30/2021	$15,428	$23,029	$22,963
5/31/2021	$15,568	$23,134	$23,047
6/30/2021	$15,719	$23,705	$23,673
7/31/2021	$15,836	$24,105	$24,006
8/31/2021	$16,007	$24,793	$24,708
9/30/2021	$15,529	$23,681	$23,613
10/31/2021	$16,055	$25,282	$25,184
11/30/2021	$15,744	$24,897	$24,771
12/31/2021	$16,031	$25,877	$25,606
1/31/2022	$15,422	$24,355	$24,016
2/28/2022	$15,159	$23,741	$23,438
3/31/2022	$15,088	$24,512	$24,183
4/30/2022	$14,300	$22,312	$21,940
5/31/2022	$14,181	$22,282	$21,842
6/30/2022	$13,620	$20,418	$19,998
7/31/2022	$13,846	$22,333	$21,915
8/31/2022	$13,581	$21,500	$21,120
9/30/2022	$13,058	$19,506	$19,158
10/31/2022	$13,213	$21,106	$20,711
11/30/2022	$13,553	$22,208	$21,745
12/31/2022	$13,425	$20,907	$20,445
1/31/2023	$13,949	$22,347	$21,891
2/28/2023	$13,524	$21,825	$21,379
3/31/2023	$13,793	$22,408	$21,956
4/30/2023	$13,864	$22,647	$22,167
5/31/2023	$13,666	$22,735	$22,281
6/30/2023	$14,034	$24,288	$23,826
7/31/2023	$14,246	$25,158	$24,683
8/31/2023	$13,961	$24,673	$24,211
9/30/2023	$13,365	$23,497	$23,052
10/31/2023	$13,031	$22,875	$22,419
11/30/2023	$13,888	$25,008	$24,496
12/31/2023	$14,614	$26,334	$25,811
1/31/2024	$14,600	$26,626	$26,069
2/29/2024	$14,890	$28,067	$27,486
3/31/2024	$15,224	$28,973	$28,376
4/30/2024	$14,672	$27,698	$27,142
5/31/2024	$15,079	$29,006	$28,421
6/30/2024	$15,297	$29,904	$29,310
7/31/2024	$15,544	$30,460	$29,861
8/31/2024	$15,813	$31,123	$30,511
9/30/2024	$16,063	$31,767	$31,163
10/31/2024	$15,666	$31,534	$30,954
11/30/2024	$16,137	$33,632	$33,060
12/31/2024	$15,739	$32,604	$32,052

Average Annual Return [Table Text Block]
IBPU2	1 Year	5 Years	10 Years
Service Class	7.70%	3.73%	4.64%
Russell 3000®IndexFootnote Reference(a)	23.81%	13.86%	12.55%
FT Wilshire 5000 Full Cap Index℠Footnote Reference(b)	24.18%	13.75%	12.35%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 4,823,622,258
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 6,202,302
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$4,823,622,258
Number of Portfolio Holdings	22
Portfolio Turnover Rate	17%
Total Advisory Fees Paid (net of waivers and reimbursements)	$6,202,302

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	40.2%
U.S. Fixed Income Funds	27.3
International Mixed Allocation Funds	16.1
International Equity Funds	12.8
U.S. Government Obligation	1.9
International Alternative Funds	1.1
Repurchase Agreements	0.5
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica JPMorgan Enhanced Index VP, Initial Class	20.3%
Transamerica Aegon Bond VP, Initial Class	16.2
Transamerica WMC US Growth VP, Initial Class	12.3
Transamerica Core Bond, Class I2	11.8
Transamerica High Yield Bond, Class I2	9.0
Transamerica Large Cap Value, Class I2	7.0
Transamerica Long Credit, Class I2	5.4
Transamerica International Focus, Class I2	4.2
Transamerica International Equity, Class I2	3.5
Transamerica International Small Cap Value, Class I2	2.8

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021449
Shareholder Report [Line Items]
Fund Name	Transamerica JPMorgan Enhanced Index VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$68	0.61%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Portfolio’s benchmark, the S&P 500® Index (“Index”), achieved its second consecutive year of positive returns exceeding 20%, marking the strongest consecutive calendar year performance since 1997-1998. The Portfolio underperformed the Index during the year. At the sector level, stock selection in hardware & semiconductors, retail and pharma/medical technology sectors contributed most to the Portfolio’s relative performance against the Index. Stock selection in the banks and brokers, consumer staples and telecommunications sectors were the largest detractors from relative performance.

At the stock level, the top contributors to Index relative performance included an underweight position in Intel Corp. and overweights to NVIDIA Corp. and Howmet Aerospace, Inc.

The stocks detracting the most from the Portfolio’s Index relative performance included overweight allocations to NXP Semiconductors NV, and Walmart, Inc. and underweights to Broadcom, Inc. and Oracle Corp.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Initial Class	S&P 500® Index
12/31/2014	$10,000	$10,000
1/31/2015	$9,708	$9,700
2/28/2015	$10,248	$10,257
3/31/2015	$10,086	$10,095
4/30/2015	$10,119	$10,192
5/31/2015	$10,302	$10,323
6/30/2015	$10,086	$10,123
7/31/2015	$10,248	$10,335
8/31/2015	$9,621	$9,712
9/30/2015	$9,355	$9,471
10/31/2015	$10,122	$10,270
11/30/2015	$10,152	$10,301
12/31/2015	$9,993	$10,138
1/31/2016	$9,456	$9,635
2/29/2016	$9,385	$9,622
3/31/2016	$10,034	$10,275
4/30/2016	$10,099	$10,315
5/31/2016	$10,305	$10,500
6/30/2016	$10,235	$10,527
7/31/2016	$10,654	$10,915
8/31/2016	$10,673	$10,931
9/30/2016	$10,654	$10,933
10/31/2016	$10,503	$10,733
11/30/2016	$10,945	$11,131
12/31/2016	$11,127	$11,351
1/31/2017	$11,375	$11,566
2/28/2017	$11,811	$12,025
3/31/2017	$11,854	$12,039
4/30/2017	$11,981	$12,163
5/31/2017	$12,090	$12,334
6/30/2017	$12,126	$12,411
7/31/2017	$12,381	$12,666
8/31/2017	$12,436	$12,705
9/30/2017	$12,940	$13,270
10/31/2017	$13,325	$13,677
12/31/2017	$13,481	$13,829
1/31/2018	$14,202	$14,621
2/28/2018	$13,630	$14,082
3/31/2018	$13,263	$13,724
4/30/2018	$13,275	$13,777
5/31/2018	$13,555	$14,108
6/30/2018	$13,667	$14,195
7/31/2018	$14,208	$14,724
8/31/2018	$14,626	$15,203
9/30/2018	$14,738	$15,290
10/31/2018	$13,609	$14,245
11/30/2018	$13,957	$14,535
12/31/2018	$12,670	$13,223
1/31/2019	$13,714	$14,282
2/28/2019	$14,108	$14,741
3/31/2019	$14,351	$15,027
4/30/2019	$14,961	$15,636
5/31/2019	$13,957	$14,642
6/30/2019	$14,942	$15,674
7/31/2019	$15,132	$15,899
8/31/2019	$14,822	$15,648
9/30/2019	$15,109	$15,940
10/31/2019	$15,486	$16,286
11/30/2019	$16,067	$16,877
12/31/2019	$16,602	$17,386
1/31/2020	$16,610	$17,379
2/29/2020	$15,320	$15,949
3/31/2020	$13,351	$13,979
4/30/2020	$15,124	$15,771
5/31/2020	$15,886	$16,522
6/30/2020	$16,270	$16,850
7/31/2020	$17,213	$17,801
8/31/2020	$18,558	$19,080
9/30/2020	$17,762	$18,355
10/31/2020	$17,273	$17,867
11/30/2020	$19,196	$19,823
12/31/2020	$19,950	$20,585
1/31/2021	$19,809	$20,377
2/28/2021	$20,340	$20,939
3/31/2021	$21,309	$21,856
4/30/2021	$22,519	$23,022
5/31/2021	$22,660	$23,183
6/30/2021	$23,191	$23,724
7/31/2021	$23,746	$24,288
8/31/2021	$24,382	$25,026
9/30/2021	$23,182	$23,863
10/31/2021	$24,945	$25,534
11/30/2021	$24,833	$25,357
12/31/2021	$25,958	$26,494
1/31/2022	$24,720	$25,123
2/28/2022	$24,007	$24,371
3/31/2022	$24,805	$25,276
4/30/2022	$22,637	$23,071
5/31/2022	$22,675	$23,114
6/30/2022	$20,780	$21,206
7/31/2022	$22,741	$23,161
8/31/2022	$21,806	$22,217
9/30/2022	$19,812	$20,170
10/31/2022	$21,291	$21,804
11/30/2022	$22,556	$23,022
12/31/2022	$21,195	$21,696
1/31/2023	$22,567	$23,059
2/28/2023	$22,063	$22,496
3/31/2023	$22,878	$23,322
4/30/2023	$23,275	$23,686
5/31/2023	$23,414	$23,789
6/30/2023	$24,969	$25,361
7/31/2023	$25,783	$26,176
8/31/2023	$25,439	$25,759
9/30/2023	$24,263	$24,531
10/31/2023	$23,765	$24,015
11/30/2023	$25,915	$26,208
12/31/2023	$27,058	$27,399
1/31/2024	$27,567	$27,859
2/29/2024	$29,061	$29,347
3/31/2024	$30,000	$30,291
4/30/2024	$28,868	$29,054
5/31/2024	$30,294	$30,494
6/30/2024	$31,415	$31,589
7/31/2024	$31,709	$31,973
8/31/2024	$32,486	$32,749
9/30/2024	$33,121	$33,448
10/31/2024	$32,862	$33,145
11/30/2024	$34,592	$35,090
12/31/2024	$33,615	$34,254

Average Annual Return [Table Text Block]
IBDM1	1 Year	5 Years	10 Years
Initial Class	24.23%	15.15%	12.89%
S&P 500®IndexFootnote Reference(a)	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 3,236,935,324
Holdings Count | Holding	161
Advisory Fees Paid, Amount	$ 17,822,189
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$3,236,935,324
Number of Portfolio Holdings	161
Portfolio Turnover Rate	40%
Total Advisory Fees Paid (net of waivers and reimbursements)	$17,822,189

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	31.8%
Financials	14.0
Consumer Discretionary	13.2
Health Care	10.1
Industrials	8.6
Communication Services	8.5
Consumer Staples	4.1
Energy	3.2
Utilities	2.3
Real Estate	2.0
Materials	1.8
Repurchase Agreements	0.4
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Apple, Inc.	7.3%
NVIDIA Corp.	7.1
Microsoft Corp.	7.1
Amazon.com, Inc.	4.6
Meta Platforms, Inc., Class A	3.0
Alphabet, Inc., Class A	2.3
Tesla, Inc.	2.1
Mastercard, Inc., Class A	1.7
Broadcom, Inc.	1.7
Visa, Inc., Class A	1.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021450
Shareholder Report [Line Items]
Fund Name	Transamerica JPMorgan Enhanced Index VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$96	0.86%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Portfolio’s benchmark, the S&P 500® Index (“Index”), achieved its second consecutive year of positive returns exceeding 20%, marking the strongest consecutive calendar year performance since 1997-1998. The Portfolio underperformed the Index during the year. At the sector level, stock selection in hardware & semiconductors, retail and pharma/medical technology sectors contributed most to the Portfolio’s relative performance against the Index. Stock selection in the banks and brokers, consumer staples and telecommunications sectors were the largest detractors from relative performance.

At the stock level, the top contributors to Index relative performance included an underweight position in Intel Corp. and overweights to NVIDIA Corp. and Howmet Aerospace, Inc.

The stocks detracting the most from the Portfolio’s Index relative performance included overweight allocations to NXP Semiconductors NV, and Walmart, Inc. and underweights to Broadcom, Inc. and Oracle Corp.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	S&P 500® Index
12/31/2014	$10,000	$10,000
1/31/2015	$9,703	$9,700
2/28/2015	$10,243	$10,257
3/31/2015	$10,081	$10,095
4/30/2015	$10,108	$10,192
5/31/2015	$10,286	$10,323
6/30/2015	$10,070	$10,123
7/31/2015	$10,227	$10,335
8/31/2015	$9,599	$9,712
9/30/2015	$9,334	$9,471
10/31/2015	$10,094	$10,270
11/30/2015	$10,124	$10,301
12/31/2015	$9,965	$10,138
1/31/2016	$9,422	$9,635
2/29/2016	$9,351	$9,622
3/31/2016	$10,000	$10,275
4/30/2016	$10,059	$10,315
5/31/2016	$10,265	$10,500
6/30/2016	$10,195	$10,527
7/31/2016	$10,607	$10,915
8/31/2016	$10,620	$10,931
9/30/2016	$10,602	$10,933
10/31/2016	$10,451	$10,733
11/30/2016	$10,892	$11,131
12/31/2016	$11,073	$11,351
1/31/2017	$11,314	$11,566
2/28/2017	$11,749	$12,025
3/31/2017	$11,785	$12,039
4/30/2017	$11,906	$12,163
5/31/2017	$12,021	$12,334
6/30/2017	$12,051	$12,411
7/31/2017	$12,298	$12,666
8/31/2017	$12,357	$12,705
9/30/2017	$12,846	$13,270
10/31/2017	$13,229	$13,677
12/31/2017	$13,378	$13,829
1/31/2018	$14,089	$14,621
2/28/2018	$13,520	$14,082
3/31/2018	$13,155	$13,724
4/30/2018	$13,161	$13,777
5/31/2018	$13,433	$14,108
6/30/2018	$13,551	$14,195
7/31/2018	$14,077	$14,724
8/31/2018	$14,491	$15,203
9/30/2018	$14,602	$15,290
10/31/2018	$13,481	$14,245
11/30/2018	$13,820	$14,535
12/31/2018	$12,542	$13,223
1/31/2019	$13,572	$14,282
2/28/2019	$13,963	$14,741
3/31/2019	$14,198	$15,027
4/30/2019	$14,798	$15,636
5/31/2019	$13,800	$14,642
6/30/2019	$14,778	$15,674
7/31/2019	$14,961	$15,899
8/31/2019	$14,650	$15,648
9/30/2019	$14,934	$15,940
10/31/2019	$15,300	$16,286
11/30/2019	$15,868	$16,877
12/31/2019	$16,391	$17,386
1/31/2020	$16,399	$17,379
2/29/2020	$15,121	$15,949
3/31/2020	$13,170	$13,979
4/30/2020	$14,919	$15,771
5/31/2020	$15,674	$16,522
6/30/2020	$16,047	$16,850
7/31/2020	$16,974	$17,801
8/31/2020	$18,294	$19,080
9/30/2020	$17,506	$18,355
10/31/2020	$17,023	$17,867
11/30/2020	$18,909	$19,823
12/31/2020	$19,647	$20,585
1/31/2021	$19,507	$20,377
2/28/2021	$20,024	$20,939
3/31/2021	$20,975	$21,856
4/30/2021	$22,164	$23,022
5/31/2021	$22,295	$23,183
6/30/2021	$22,812	$23,724
7/31/2021	$23,361	$24,288
8/31/2021	$23,979	$25,026
9/30/2021	$22,792	$23,863
10/31/2021	$24,525	$25,534
11/30/2021	$24,405	$25,357
12/31/2021	$25,499	$26,494
1/31/2022	$24,284	$25,123
2/28/2022	$23,571	$24,371
3/31/2022	$24,359	$25,276
4/30/2022	$22,227	$23,071
5/31/2022	$22,264	$23,114
6/30/2022	$20,392	$21,206
7/31/2022	$22,310	$23,161
8/31/2022	$21,383	$22,217
9/30/2022	$19,428	$20,170
10/31/2022	$20,876	$21,804
11/30/2022	$22,112	$23,022
12/31/2022	$20,770	$21,696
1/31/2023	$22,112	$23,059
2/28/2023	$21,616	$22,496
3/31/2023	$22,408	$23,322
4/30/2023	$22,799	$23,686
5/31/2023	$22,926	$23,789
6/30/2023	$24,438	$25,361
7/31/2023	$25,230	$26,176
8/31/2023	$24,888	$25,759
9/30/2023	$23,730	$24,531
10/31/2023	$23,240	$24,015
11/30/2023	$25,334	$26,208
12/31/2023	$26,459	$27,399
1/31/2024	$26,937	$27,859
2/29/2024	$28,396	$29,347
3/31/2024	$29,309	$30,291
4/30/2024	$28,196	$29,054
5/31/2024	$29,588	$30,494
6/30/2024	$30,668	$31,589
7/31/2024	$30,946	$31,973
8/31/2024	$31,707	$32,749
9/30/2024	$32,320	$33,448
10/31/2024	$32,066	$33,145
11/30/2024	$33,753	$35,090
12/31/2024	$32,782	$34,254

Average Annual Return [Table Text Block]
IBDM2	1 Year	5 Years	10 Years
Service Class	23.90%	14.87%	12.61%
S&P 500®IndexFootnote Reference(a)	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 3,236,935,324
Holdings Count | Holding	161
Advisory Fees Paid, Amount	$ 17,822,189
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$3,236,935,324
Number of Portfolio Holdings	161
Portfolio Turnover Rate	40%
Total Advisory Fees Paid (net of waivers and reimbursements)	$17,822,189

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	31.8%
Financials	14.0
Consumer Discretionary	13.2
Health Care	10.1
Industrials	8.6
Communication Services	8.5
Consumer Staples	4.1
Energy	3.2
Utilities	2.3
Real Estate	2.0
Materials	1.8
Repurchase Agreements	0.4
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Apple, Inc.	7.3%
NVIDIA Corp.	7.1
Microsoft Corp.	7.1
Amazon.com, Inc.	4.6
Meta Platforms, Inc., Class A	3.0
Alphabet, Inc., Class A	2.3
Tesla, Inc.	2.1
Mastercard, Inc., Class A	1.7
Broadcom, Inc.	1.7
Visa, Inc., Class A	1.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000034664
Shareholder Report [Line Items]
Fund Name	Transamerica JPMorgan International Moderate Growth VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$18	0.18%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

Manager selection was the biggest detractor during the Portfolio’s fiscal year ended December 31, 2024. The application of the Portfolio’s risk management framework, which aims to reduce exposure to asset classes exhibiting negative returns or elevated volatility, and manager selection also detracted. The strategic asset allocation contributed. The Portfolio entered the fiscal year with approximately 75% of the Portfolio allocated to equities. By the beginning of August 2024, amid volatility surrounding the yen carry trade, U.S. economic conditions, and Federal Reserve rate cuts, the Portfolio briefly de-risked U.S. large cap and mid cap equities, non-US equities, emerging market equities, and U.S. core bonds. The Portfolio closed August 2024 with about 77% in equities. The Portfolio ended the year with approximately 84% in equities due to tactical asset allocation decisions.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Initial Class	MSCI World Index ex-U.S.	Bloomberg US Aggregate Bond Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,175	$9,966	$10,210
2/28/2015	$10,484	$10,563	$10,114
3/31/2015	$10,566	$10,396	$10,161
4/30/2015	$10,535	$10,854	$10,124
5/31/2015	$10,617	$10,772	$10,100
6/30/2015	$10,370	$10,469	$9,990
7/31/2015	$10,514	$10,636	$10,059
8/31/2015	$9,972	$9,862	$10,045
9/30/2015	$9,741	$9,368	$10,113
10/31/2015	$10,035	$10,074	$10,114
11/30/2015	$9,920	$9,915	$10,088
12/31/2015	$9,836	$9,740	$10,055
1/31/2016	$9,416	$9,071	$10,193
2/29/2016	$9,364	$8,947	$10,266
3/31/2016	$9,741	$9,562	$10,360
4/30/2016	$9,794	$9,880	$10,400
5/31/2016	$9,836	$9,780	$10,402
6/30/2016	$9,647	$9,487	$10,589
7/31/2016	$9,962	$9,955	$10,656
8/31/2016	$10,020	$9,966	$10,644
9/30/2016	$10,095	$10,092	$10,638
10/31/2016	$9,945	$9,897	$10,556
11/30/2016	$9,752	$9,740	$10,307
12/31/2016	$9,956	$10,060	$10,321
1/31/2017	$10,202	$10,361	$10,341
2/28/2017	$10,331	$10,482	$10,411
3/31/2017	$10,567	$10,760	$10,405
4/30/2017	$10,813	$10,996	$10,486
5/31/2017	$11,135	$11,377	$10,566
6/30/2017	$11,178	$11,392	$10,556
7/31/2017	$11,456	$11,732	$10,601
8/31/2017	$11,448	$11,731	$10,696
9/30/2017	$11,677	$12,040	$10,645
10/31/2017	$11,819	$12,206	$10,652
11/30/2017	$11,939	$12,332	$10,638
12/31/2017	$12,124	$12,557	$10,687
1/31/2018	$12,604	$13,143	$10,564
2/28/2018	$12,092	$12,521	$10,464
3/31/2018	$11,993	$12,316	$10,531
4/30/2018	$12,092	$12,612	$10,452
5/31/2018	$11,982	$12,389	$10,527
6/30/2018	$11,786	$12,257	$10,514
7/31/2018	$11,928	$12,560	$10,516
8/31/2018	$11,883	$12,324	$10,584
9/30/2018	$11,872	$12,426	$10,516
10/31/2018	$11,081	$11,440	$10,433
11/30/2018	$11,059	$11,432	$10,495
12/31/2018	$10,720	$10,844	$10,688
1/31/2019	$11,160	$11,620	$10,801
2/28/2019	$11,285	$11,921	$10,795
3/31/2019	$11,397	$11,994	$11,002
4/30/2019	$11,714	$12,345	$11,005
5/31/2019	$11,115	$11,778	$11,201
6/30/2019	$11,691	$12,482	$11,341
7/31/2019	$11,589	$12,334	$11,366
8/31/2019	$11,486	$12,033	$11,661
9/30/2019	$11,727	$12,377	$11,599
10/31/2019	$12,068	$12,779	$11,634
11/30/2019	$12,207	$12,941	$11,628
12/31/2019	$12,625	$13,356	$11,620
1/31/2020	$12,460	$13,100	$11,843
2/29/2020	$11,853	$11,939	$12,056
3/31/2020	$10,360	$10,265	$11,985
4/30/2020	$10,917	$10,989	$12,198
5/31/2020	$11,461	$11,463	$12,255
6/30/2020	$11,853	$11,860	$12,332
7/31/2020	$12,384	$12,179	$12,517
8/31/2020	$12,842	$12,810	$12,416
9/30/2020	$12,621	$12,455	$12,409
10/31/2020	$12,296	$11,968	$12,353
11/30/2020	$13,869	$13,806	$12,475
12/31/2020	$14,506	$14,437	$12,492
1/31/2021	$14,532	$14,285	$12,402
2/28/2021	$14,714	$14,651	$12,223
3/31/2021	$14,935	$15,039	$12,071
4/30/2021	$15,351	$15,524	$12,166
5/31/2021	$15,792	$16,078	$12,206
6/30/2021	$15,675	$15,919	$12,291
7/31/2021	$15,714	$16,027	$12,429
8/31/2021	$15,874	$16,286	$12,405
9/30/2021	$15,425	$15,830	$12,298
10/31/2021	$15,834	$16,306	$12,294
11/30/2021	$15,267	$15,546	$12,331
12/31/2021	$15,847	$16,338	$12,299
1/31/2022	$15,254	$15,619	$12,034
2/28/2022	$14,897	$15,378	$11,900
3/31/2022	$14,700	$15,574	$11,569
4/30/2022	$13,908	$14,563	$11,130
5/31/2022	$13,961	$14,704	$11,202
6/30/2022	$13,050	$13,324	$11,026
7/31/2022	$13,288	$13,989	$11,296
8/31/2022	$12,894	$13,338	$10,977
9/30/2022	$12,279	$12,110	$10,502
10/31/2022	$12,602	$12,779	$10,366
11/30/2022	$13,247	$14,143	$10,748
12/31/2022	$13,109	$14,080	$10,699
1/31/2023	$13,862	$15,236	$11,028
2/28/2023	$13,447	$14,883	$10,743
3/31/2023	$13,724	$15,232	$11,016
4/30/2023	$13,893	$15,680	$11,083
5/31/2023	$13,370	$15,015	$10,962
6/30/2023	$13,785	$15,734	$10,923
7/31/2023	$14,093	$16,246	$10,915
8/31/2023	$13,639	$15,621	$10,846
9/30/2023	$13,076	$15,101	$10,570
10/31/2023	$12,654	$14,466	$10,403
11/30/2023	$13,529	$15,829	$10,874
12/31/2023	$14,310	$16,698	$11,291
1/31/2024	$14,201	$16,772	$11,260
2/29/2024	$14,451	$17,061	$11,100
3/31/2024	$14,857	$17,656	$11,203
4/30/2024	$14,342	$17,206	$10,920
5/31/2024	$14,873	$17,885	$11,105
6/30/2024	$14,654	$17,593	$11,210
7/31/2024	$15,076	$18,148	$11,472
8/31/2024	$15,401	$18,757	$11,637
9/30/2024	$15,497	$18,973	$11,793
10/31/2024	$14,745	$18,009	$11,500
11/30/2024	$15,001	$18,056	$11,622
12/31/2024	$14,601	$17,576	$11,432

Average Annual Return [Table Text Block]
IBDR1	1 Year	5 Years	10 Years
Initial Class	2.03%	2.95%	3.86%
MSCI World Index ex-U.S.Footnote Reference(a)	5.26%	5.64%	5.80%
Bloomberg US Aggregate Bond IndexFootnote Reference(b)	1.25%	(0.33%)	1.35%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 356,416,664
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 478,733
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$356,416,664
Number of Portfolio Holdings	15
Portfolio Turnover Rate	25%
Total Advisory Fees Paid (net of waivers and reimbursements)	$478,733

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

International Equity Funds	61.5%
U.S. Fixed Income Funds	17.8
International Mixed Allocation Funds	8.9
U.S. Equity Funds	7.1
U.S. Government Obligation	2.9
International Alternative Funds	1.1
Repurchase Agreements	0.6
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica International Focus, Class I2	23.6%
Transamerica International Equity, Class I2	20.8
Transamerica International Small Cap Value, Class I2	15.0
Transamerica High Yield Bond, Class I2	9.7
Transamerica Aegon Bond VP, Initial Class	8.9
Transamerica WMC US Growth VP, Initial Class	7.1
Transamerica Long Credit, Class I2	5.7
U.S. Treasury Notes, 4.25%, 01/31/2026	2.9
Transamerica BlackRock Real Estate Securities VP, Initial Class	2.1
Transamerica Core Bond, Class I2	1.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000034665
Shareholder Report [Line Items]
Fund Name	Transamerica JPMorgan International Moderate Growth VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$43	0.43%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

Manager selection was the biggest detractor during the Portfolio’s fiscal year ended December 31, 2024. The application of the Portfolio’s risk management framework, which aims to reduce exposure to asset classes exhibiting negative returns or elevated volatility, and manager selection also detracted. The strategic asset allocation contributed. The Portfolio entered the fiscal year with approximately 75% of the Portfolio allocated to equities. By the beginning of August 2024, amid volatility surrounding the yen carry trade, U.S. economic conditions, and Federal Reserve rate cuts, the Portfolio briefly de-risked U.S. large cap and mid cap equities, non-US equities, emerging market equities, and U.S. core bonds. The Portfolio closed August 2024 with about 77% in equities. The Portfolio ended the year with approximately 84% in equities due to tactical asset allocation decisions.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	MSCI World Index ex-U.S.	Bloomberg US Aggregate Bond Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,177	$9,966	$10,210
2/28/2015	$10,488	$10,563	$10,114
3/31/2015	$10,561	$10,396	$10,161
4/30/2015	$10,530	$10,854	$10,124
5/31/2015	$10,613	$10,772	$10,100
6/30/2015	$10,363	$10,469	$9,990
7/31/2015	$10,498	$10,636	$10,059
8/31/2015	$9,959	$9,862	$10,045
9/30/2015	$9,727	$9,368	$10,113
10/31/2015	$10,023	$10,074	$10,114
11/30/2015	$9,907	$9,915	$10,088
12/31/2015	$9,811	$9,740	$10,055
1/31/2016	$9,399	$9,071	$10,193
2/29/2016	$9,336	$8,947	$10,266
3/31/2016	$9,716	$9,562	$10,360
4/30/2016	$9,759	$9,880	$10,400
5/31/2016	$9,811	$9,780	$10,402
6/30/2016	$9,621	$9,487	$10,589
7/31/2016	$9,928	$9,955	$10,656
8/31/2016	$9,982	$9,966	$10,644
9/30/2016	$10,057	$10,092	$10,638
10/31/2016	$9,906	$9,897	$10,556
11/30/2016	$9,712	$9,740	$10,307
12/31/2016	$9,917	$10,060	$10,321
1/31/2017	$10,154	$10,361	$10,341
2/28/2017	$10,283	$10,482	$10,411
3/31/2017	$10,509	$10,760	$10,405
4/30/2017	$10,757	$10,996	$10,486
5/31/2017	$11,069	$11,377	$10,566
6/30/2017	$11,112	$11,392	$10,556
7/31/2017	$11,381	$11,732	$10,601
8/31/2017	$11,379	$11,731	$10,696
9/30/2017	$11,598	$12,040	$10,645
10/31/2017	$11,751	$12,206	$10,652
11/30/2017	$11,860	$12,332	$10,638
12/31/2017	$12,046	$12,557	$10,687
1/31/2018	$12,517	$13,143	$10,564
2/28/2018	$12,002	$12,521	$10,464
3/31/2018	$11,904	$12,316	$10,531
4/30/2018	$11,991	$12,612	$10,452
5/31/2018	$11,882	$12,389	$10,527
6/30/2018	$11,696	$12,257	$10,514
7/31/2018	$11,827	$12,560	$10,516
8/31/2018	$11,775	$12,324	$10,584
9/30/2018	$11,764	$12,426	$10,516
10/31/2018	$10,984	$11,440	$10,433
11/30/2018	$10,962	$11,432	$10,495
12/31/2018	$10,611	$10,844	$10,688
1/31/2019	$11,052	$11,620	$10,801
2/28/2019	$11,176	$11,921	$10,795
3/31/2019	$11,278	$11,994	$11,002
4/30/2019	$11,595	$12,345	$11,005
5/31/2019	$10,996	$11,778	$11,201
6/30/2019	$11,561	$12,482	$11,341
7/31/2019	$11,470	$12,334	$11,366
8/31/2019	$11,356	$12,033	$11,661
9/30/2019	$11,596	$12,377	$11,599
10/31/2019	$11,924	$12,779	$11,634
11/30/2019	$12,063	$12,941	$11,628
12/31/2019	$12,480	$13,356	$11,620
1/31/2020	$12,303	$13,100	$11,843
2/29/2020	$11,709	$11,939	$12,056
3/31/2020	$10,232	$10,265	$11,985
4/30/2020	$10,775	$10,989	$12,198
5/31/2020	$11,318	$11,463	$12,255
6/30/2020	$11,697	$11,860	$12,332
7/31/2020	$12,215	$12,179	$12,517
8/31/2020	$12,663	$12,810	$12,416
9/30/2020	$12,443	$12,455	$12,409
10/31/2020	$12,132	$11,968	$12,353
11/30/2020	$13,673	$13,806	$12,475
12/31/2020	$14,295	$14,437	$12,492
1/31/2021	$14,308	$14,285	$12,402
2/28/2021	$14,502	$14,651	$12,223
3/31/2021	$14,709	$15,039	$12,071
4/30/2021	$15,110	$15,524	$12,166
5/31/2021	$15,551	$16,078	$12,206
6/30/2021	$15,421	$15,919	$12,291
7/31/2021	$15,473	$16,027	$12,429
8/31/2021	$15,622	$16,286	$12,405
9/30/2021	$15,176	$15,830	$12,298
10/31/2021	$15,569	$16,306	$12,294
11/30/2021	$15,019	$15,546	$12,331
12/31/2021	$15,583	$16,338	$12,299
1/31/2022	$14,992	$15,619	$12,034
2/28/2022	$14,638	$15,378	$11,900
3/31/2022	$14,441	$15,574	$11,569
4/30/2022	$13,654	$14,563	$11,130
5/31/2022	$13,720	$14,704	$11,202
6/30/2022	$12,815	$13,324	$11,026
7/31/2022	$13,038	$13,989	$11,296
8/31/2022	$12,654	$13,338	$10,977
9/30/2022	$12,044	$12,110	$10,502
10/31/2022	$12,365	$12,779	$10,366
11/30/2022	$12,990	$14,143	$10,748
12/31/2022	$12,868	$14,080	$10,699
1/31/2023	$13,599	$15,236	$11,028
2/28/2023	$13,173	$14,883	$10,743
3/31/2023	$13,447	$15,232	$11,016
4/30/2023	$13,615	$15,680	$11,083
5/31/2023	$13,096	$15,015	$10,962
6/30/2023	$13,508	$15,734	$10,923
7/31/2023	$13,813	$16,246	$10,915
8/31/2023	$13,353	$15,621	$10,846
9/30/2023	$12,812	$15,101	$10,570
10/31/2023	$12,380	$14,466	$10,403
11/30/2023	$13,230	$15,829	$10,874
12/31/2023	$13,987	$16,698	$11,291
1/31/2024	$13,879	$16,772	$11,260
2/29/2024	$14,142	$17,061	$11,100
3/31/2024	$14,512	$17,656	$11,203
4/30/2024	$14,018	$17,206	$10,920
5/31/2024	$14,528	$17,885	$11,105
6/30/2024	$14,327	$17,593	$11,210
7/31/2024	$14,713	$18,148	$11,472
8/31/2024	$15,041	$18,757	$11,637
9/30/2024	$15,135	$18,973	$11,793
10/31/2024	$14,409	$18,009	$11,500
11/30/2024	$14,630	$18,056	$11,622
12/31/2024	$14,252	$17,576	$11,432

Average Annual Return [Table Text Block]
IBDR2	1 Year	5 Years	10 Years
Service Class	1.89%	2.69%	3.61%
MSCI World Index ex-U.S.Footnote Reference(a)	5.26%	5.64%	5.80%
Bloomberg US Aggregate Bond IndexFootnote Reference(b)	1.25%	(0.33%)	1.35%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 356,416,664
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 478,733
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$356,416,664
Number of Portfolio Holdings	15
Portfolio Turnover Rate	25%
Total Advisory Fees Paid (net of waivers and reimbursements)	$478,733

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

International Equity Funds	61.5%
U.S. Fixed Income Funds	17.8
International Mixed Allocation Funds	8.9
U.S. Equity Funds	7.1
U.S. Government Obligation	2.9
International Alternative Funds	1.1
Repurchase Agreements	0.6
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica International Focus, Class I2	23.6%
Transamerica International Equity, Class I2	20.8
Transamerica International Small Cap Value, Class I2	15.0
Transamerica High Yield Bond, Class I2	9.7
Transamerica Aegon Bond VP, Initial Class	8.9
Transamerica WMC US Growth VP, Initial Class	7.1
Transamerica Long Credit, Class I2	5.7
U.S. Treasury Notes, 4.25%, 01/31/2026	2.9
Transamerica BlackRock Real Estate Securities VP, Initial Class	2.1
Transamerica Core Bond, Class I2	1.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021443
Shareholder Report [Line Items]
Fund Name	Transamerica JPMorgan Tactical Allocation VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$81	0.79%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

Manager selection contributed positively to the Portfolio’s performance during the fiscal year ended December 31, 2024, and asset allocation detracted. In fixed income, the modest overweight to U.S. government bonds relative to the Portfolio’s blended benchmark (consisting of 75% Bloomberg US Aggregate Bond Index and 25% MSCI World Index) detracted from performance but was offset by the neutral allocation to developed international bonds.

The Portfolio entered the fiscal year with approximately 31% of its assets in equities. After declining to almost 28% in April 2024, the Portfolio ended the fiscal year with the equity allocation near the high for the period at about 32%. The Portfolio was overweight US high yield fixed income and Italian government bonds throughout most of the year, which contributed to performance. By fiscal year-end, the Portfolio had reduced its allocation to high yield, decreased allocations to US aggregate bonds, and slightly increased its allocation to US large-cap equity.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Initial Class	Bloomberg US Aggregate Bond Index	Russell 3000® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,107	$10,210	$9,722
2/28/2015	$10,179	$10,114	$10,285
3/31/2015	$10,186	$10,161	$10,180
4/30/2015	$10,150	$10,124	$10,226
5/31/2015	$10,179	$10,100	$10,368
6/30/2015	$10,036	$9,990	$10,194
7/31/2015	$10,136	$10,059	$10,365
8/31/2015	$9,960	$10,045	$9,739
9/30/2015	$9,910	$10,113	$9,455
10/31/2015	$10,098	$10,114	$10,202
11/30/2015	$10,098	$10,088	$10,258
12/31/2015	$9,989	$10,055	$10,048
1/31/2016	$9,917	$10,193	$9,481
2/29/2016	$9,939	$10,266	$9,478
3/31/2016	$10,192	$10,360	$10,145
4/30/2016	$10,257	$10,400	$10,208
5/31/2016	$10,294	$10,402	$10,391
6/30/2016	$10,402	$10,589	$10,412
7/31/2016	$10,562	$10,656	$10,825
8/31/2016	$10,560	$10,644	$10,853
9/30/2016	$10,560	$10,638	$10,870
10/31/2016	$10,449	$10,556	$10,635
11/30/2016	$10,376	$10,307	$11,111
12/31/2016	$10,435	$10,321	$11,327
1/31/2017	$10,523	$10,341	$11,541
2/28/2017	$10,648	$10,411	$11,970
3/31/2017	$10,662	$10,405	$11,978
4/30/2017	$10,765	$10,486	$12,105
5/31/2017	$10,868	$10,566	$12,229
6/30/2017	$10,890	$10,556	$12,339
7/31/2017	$11,007	$10,601	$12,572
8/31/2017	$11,071	$10,696	$12,596
9/30/2017	$11,116	$10,645	$12,903
10/31/2017	$11,213	$10,652	$13,185
11/30/2017	$11,265	$10,638	$13,585
12/31/2017	$11,348	$10,687	$13,721
1/31/2018	$11,437	$10,564	$14,444
2/28/2018	$11,213	$10,464	$13,912
3/31/2018	$11,213	$10,531	$13,633
4/30/2018	$11,146	$10,452	$13,684
5/31/2018	$11,213	$10,527	$14,071
6/30/2018	$11,175	$10,514	$14,163
7/31/2018	$11,265	$10,516	$14,633
8/31/2018	$11,362	$10,584	$15,147
9/30/2018	$11,291	$10,516	$15,172
10/31/2018	$10,991	$10,433	$14,055
11/30/2018	$11,085	$10,495	$14,336
12/31/2018	$11,014	$10,688	$13,002
1/31/2019	$11,314	$10,801	$14,118
2/28/2019	$11,377	$10,795	$14,614
3/31/2019	$11,567	$11,002	$14,828
4/30/2019	$11,669	$11,005	$15,420
5/31/2019	$11,646	$11,201	$14,422
6/30/2019	$11,945	$11,341	$15,435
7/31/2019	$11,961	$11,366	$15,664
8/31/2019	$12,126	$11,661	$15,345
9/30/2019	$12,110	$11,599	$15,614
10/31/2019	$12,208	$11,634	$15,950
11/30/2019	$12,265	$11,628	$16,557
12/31/2019	$12,356	$11,620	$17,035
1/31/2020	$12,519	$11,843	$17,016
2/29/2020	$12,454	$12,056	$15,623
3/31/2020	$11,708	$11,985	$13,475
4/30/2020	$12,184	$12,198	$15,259
5/31/2020	$12,438	$12,255	$16,075
6/30/2020	$12,708	$12,332	$16,443
7/31/2020	$13,093	$12,517	$17,376
8/31/2020	$13,255	$12,416	$18,635
9/30/2020	$13,134	$12,409	$17,957
10/31/2020	$13,040	$12,353	$17,569
11/30/2020	$13,668	$12,475	$19,707
12/31/2020	$13,883	$12,492	$20,593
1/31/2021	$13,789	$12,402	$20,501
2/28/2021	$13,771	$12,223	$21,142
3/31/2021	$13,814	$12,071	$21,900
4/30/2021	$14,047	$12,166	$23,029
5/31/2021	$14,159	$12,206	$23,134
6/30/2021	$14,271	$12,291	$23,705
7/31/2021	$14,417	$12,429	$24,105
8/31/2021	$14,490	$12,405	$24,793
9/30/2021	$14,266	$12,298	$23,681
10/31/2021	$14,480	$12,294	$25,282
11/30/2021	$14,378	$12,331	$24,897
12/31/2021	$14,564	$12,299	$25,877
1/31/2022	$14,182	$12,034	$24,355
2/28/2022	$13,958	$11,900	$23,741
3/31/2022	$13,696	$11,569	$24,512
4/30/2022	$13,061	$11,130	$22,312
5/31/2022	$13,099	$11,202	$22,282
6/30/2022	$12,707	$11,026	$20,418
7/31/2022	$13,061	$11,296	$22,333
8/31/2022	$12,677	$10,977	$21,500
9/30/2022	$12,031	$10,502	$19,506
10/31/2022	$12,053	$10,366	$21,106
11/30/2022	$12,537	$10,748	$22,208
12/31/2022	$12,408	$10,699	$20,907
1/31/2023	$12,871	$11,028	$22,347
2/28/2023	$12,516	$10,743	$21,825
3/31/2023	$12,882	$11,016	$22,408
4/30/2023	$12,947	$11,083	$22,647
5/31/2023	$12,785	$10,962	$22,735
6/30/2023	$12,861	$10,923	$24,288
7/31/2023	$12,936	$10,915	$25,158
8/31/2023	$12,777	$10,846	$24,673
9/30/2023	$12,348	$10,570	$23,497
10/31/2023	$12,106	$10,403	$22,875
11/30/2023	$12,843	$10,874	$25,008
12/31/2023	$13,513	$11,291	$26,334
1/31/2024	$13,469	$11,260	$26,626
2/29/2024	$13,491	$11,100	$28,067
3/31/2024	$13,710	$11,203	$28,973
4/30/2024	$13,293	$10,920	$27,698
5/31/2024	$13,601	$11,105	$29,006
6/30/2024	$13,787	$11,210	$29,904
7/31/2024	$14,007	$11,472	$30,460
8/31/2024	$14,293	$11,637	$31,123
9/30/2024	$14,496	$11,793	$31,767
10/31/2024	$14,123	$11,500	$31,534
11/30/2024	$14,473	$11,622	$33,632
12/31/2024	$14,089	$11,432	$32,604

Average Annual Return [Table Text Block]
I4CK1	1 Year	5 Years	10 Years
Initial Class	4.44%	2.68%	3.50%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	1.25%	(0.33%)	1.35%
Russell 3000®IndexFootnote Reference(b)	23.81%	13.86%	12.55%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 926,169,627
Holdings Count | Holding	1,233
Advisory Fees Paid, Amount	$ 7,018,941
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$926,169,627
Number of Portfolio Holdings	1,233
Portfolio Turnover Rate	86%
Total Advisory Fees Paid (net of waivers and reimbursements)	$7,018,941

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks	25.0%
U.S. Government Obligations	24.7
U.S. Government Agency Obligations	23.6
Corporate Debt Securities	21.9
Other Investment Company	0.8
Mortgage-Backed Securities	0.6
Short-Term U.S. Government Obligations	0.5
Asset-Backed Securities	0.4
Foreign Government Obligations	0.3
Repurchase Agreements	0.2
Net Other Assets (Liabilities)Footnote Reference^	2.0
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Notes, 4.13%, 10/31/2029	3.3%
U.S. Treasury Notes, 2.63%, 05/31/2027	2.7
U.S. Treasury Notes, 1.38%, 10/31/2028	2.7
U.S. Treasury Notes, 4.13%, 11/30/2029	2.3
U.S. Treasury Notes, 1.13%, 10/31/2026	2.0
U.S. Treasury Notes, 4.13%, 10/31/2026	1.6
U.S. Treasury Notes, 4.13%, 10/31/2031	1.2
U.S. Treasury Bonds, 4.13%, 08/15/2044	1.1
Microsoft Corp.	1.0
NVIDIA Corp.	1.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021444
Shareholder Report [Line Items]
Fund Name	Transamerica JPMorgan Tactical Allocation VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$105	1.03%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

Manager selection contributed positively to the Portfolio’s performance during the fiscal year ended December 31, 2024, and asset allocation detracted. In fixed income, the modest overweight to U.S. government bonds relative to the Portfolio’s blended benchmark (consisting of 75% Bloomberg US Aggregate Bond Index and 25% MSCI World Index) detracted from performance but was offset by the neutral allocation to developed international bonds.

The Portfolio entered the fiscal year with approximately 31% of its assets in equities. After declining to almost 28% in April 2024, the Portfolio ended the fiscal year with the equity allocation near the high for the period at about 32%. The Portfolio was overweight US high yield fixed income and Italian government bonds throughout most of the year, which contributed to performance. By fiscal year-end, the Portfolio had reduced its allocation to high yield, decreased allocations to US aggregate bonds, and slightly increased its allocation to US large-cap equity.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	Bloomberg US Aggregate Bond Index	Russell 3000® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,095	$10,210	$9,722
2/28/2015	$10,171	$10,114	$10,285
3/31/2015	$10,171	$10,161	$10,180
4/30/2015	$10,136	$10,124	$10,226
5/31/2015	$10,164	$10,100	$10,368
6/30/2015	$10,014	$9,990	$10,194
7/31/2015	$10,116	$10,059	$10,365
8/31/2015	$9,939	$10,045	$9,739
9/30/2015	$9,891	$10,113	$9,455
10/31/2015	$10,077	$10,114	$10,202
11/30/2015	$10,070	$10,088	$10,258
12/31/2015	$9,960	$10,055	$10,048
1/31/2016	$9,884	$10,193	$9,481
2/29/2016	$9,912	$10,266	$9,478
3/31/2016	$10,153	$10,360	$10,145
4/30/2016	$10,222	$10,400	$10,208
5/31/2016	$10,256	$10,402	$10,391
6/30/2016	$10,360	$10,589	$10,412
7/31/2016	$10,519	$10,656	$10,825
8/31/2016	$10,510	$10,644	$10,853
9/30/2016	$10,510	$10,638	$10,870
10/31/2016	$10,398	$10,556	$10,635
11/30/2016	$10,321	$10,307	$11,111
12/31/2016	$10,377	$10,321	$11,327
1/31/2017	$10,461	$10,341	$11,541
2/28/2017	$10,580	$10,411	$11,970
3/31/2017	$10,600	$10,405	$11,978
4/30/2017	$10,698	$10,486	$12,105
5/31/2017	$10,796	$10,566	$12,229
6/30/2017	$10,817	$10,556	$12,339
7/31/2017	$10,935	$10,601	$12,572
8/31/2017	$10,998	$10,696	$12,596
9/30/2017	$11,040	$10,645	$12,903
10/31/2017	$11,125	$10,652	$13,185
11/30/2017	$11,182	$10,638	$13,585
12/31/2017	$11,260	$10,687	$13,721
1/31/2018	$11,345	$10,564	$14,444
2/28/2018	$11,118	$10,464	$13,912
3/31/2018	$11,118	$10,531	$13,633
4/30/2018	$11,047	$10,452	$13,684
5/31/2018	$11,118	$10,527	$14,071
6/30/2018	$11,076	$10,514	$14,163
7/31/2018	$11,161	$10,516	$14,633
8/31/2018	$11,258	$10,584	$15,147
9/30/2018	$11,183	$10,516	$15,172
10/31/2018	$10,879	$10,433	$14,055
11/30/2018	$10,975	$10,495	$14,336
12/31/2018	$10,901	$10,688	$13,002
1/31/2019	$11,191	$10,801	$14,118
2/28/2019	$11,258	$10,795	$14,614
3/31/2019	$11,444	$11,002	$14,828
4/30/2019	$11,540	$11,005	$15,420
5/31/2019	$11,510	$11,201	$14,422
6/30/2019	$11,808	$11,341	$15,435
7/31/2019	$11,823	$11,366	$15,664
8/31/2019	$11,977	$11,661	$15,345
9/30/2019	$11,962	$11,599	$15,614
10/31/2019	$12,054	$11,634	$15,950
11/30/2019	$12,115	$11,628	$16,557
12/31/2019	$12,200	$11,620	$17,035
1/31/2020	$12,353	$11,843	$17,016
2/29/2020	$12,292	$12,056	$15,623
3/31/2020	$11,554	$11,985	$13,475
4/30/2020	$12,023	$12,198	$15,259
5/31/2020	$12,261	$12,255	$16,075
6/30/2020	$12,522	$12,332	$16,443
7/31/2020	$12,907	$12,517	$17,376
8/31/2020	$13,066	$12,416	$18,635
9/30/2020	$12,937	$12,409	$17,957
10/31/2020	$12,841	$12,353	$17,569
11/30/2020	$13,467	$12,475	$19,707
12/31/2020	$13,676	$12,492	$20,593
1/31/2021	$13,580	$12,402	$20,501
2/28/2021	$13,556	$12,223	$21,142
3/31/2021	$13,596	$12,071	$21,900
4/30/2021	$13,821	$12,166	$23,029
5/31/2021	$13,925	$12,206	$23,134
6/30/2021	$14,030	$12,291	$23,705
7/31/2021	$14,174	$12,429	$24,105
8/31/2021	$14,249	$12,405	$24,793
9/30/2021	$14,016	$12,298	$23,681
10/31/2021	$14,232	$12,294	$25,282
11/30/2021	$14,128	$12,331	$24,897
12/31/2021	$14,310	$12,299	$25,877
1/31/2022	$13,929	$12,034	$24,355
2/28/2022	$13,704	$11,900	$23,741
3/31/2022	$13,445	$11,569	$24,512
4/30/2022	$12,822	$11,130	$22,312
5/31/2022	$12,848	$11,202	$22,282
6/30/2022	$12,467	$11,026	$20,418
7/31/2022	$12,813	$11,296	$22,333
8/31/2022	$12,436	$10,977	$21,500
9/30/2022	$11,795	$10,502	$19,506
10/31/2022	$11,814	$10,366	$21,106
11/30/2022	$12,288	$10,748	$22,208
12/31/2022	$12,159	$10,699	$20,907
1/31/2023	$12,603	$11,028	$22,347
2/28/2023	$12,258	$10,743	$21,825
3/31/2023	$12,613	$11,016	$22,408
4/30/2023	$12,682	$11,083	$22,647
5/31/2023	$12,514	$10,962	$22,735
6/30/2023	$12,583	$10,923	$24,288
7/31/2023	$12,653	$10,915	$25,158
8/31/2023	$12,500	$10,846	$24,673
9/30/2023	$12,069	$10,570	$23,497
10/31/2023	$11,839	$10,403	$22,875
11/30/2023	$12,560	$10,874	$25,008
12/31/2023	$13,201	$11,291	$26,334
1/31/2024	$13,161	$11,260	$26,626
2/29/2024	$13,181	$11,100	$28,067
3/31/2024	$13,391	$11,203	$28,973
4/30/2024	$12,981	$10,920	$27,698
5/31/2024	$13,281	$11,105	$29,006
6/30/2024	$13,461	$11,210	$29,904
7/31/2024	$13,672	$11,472	$30,460
8/31/2024	$13,945	$11,637	$31,123
9/30/2024	$14,140	$11,793	$31,767
10/31/2024	$13,781	$11,500	$31,534
11/30/2024	$14,109	$11,622	$33,632
12/31/2024	$13,740	$11,432	$32,604

Average Annual Return [Table Text Block]
I4CK2	1 Year	5 Years	10 Years
Service Class	4.24%	2.42%	3.24%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	1.25%	(0.33%)	1.35%
Russell 3000®IndexFootnote Reference(b)	23.81%	13.86%	12.55%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 926,169,627
Holdings Count | Holding	1,233
Advisory Fees Paid, Amount	$ 7,018,941
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$926,169,627
Number of Portfolio Holdings	1,233
Portfolio Turnover Rate	86%
Total Advisory Fees Paid (net of waivers and reimbursements)	$7,018,941

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks	25.0%
U.S. Government Obligations	24.7
U.S. Government Agency Obligations	23.6
Corporate Debt Securities	21.9
Other Investment Company	0.8
Mortgage-Backed Securities	0.6
Short-Term U.S. Government Obligations	0.5
Asset-Backed Securities	0.4
Foreign Government Obligations	0.3
Repurchase Agreements	0.2
Net Other Assets (Liabilities)Footnote Reference^	2.0
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Notes, 4.13%, 10/31/2029	3.3%
U.S. Treasury Notes, 2.63%, 05/31/2027	2.7
U.S. Treasury Notes, 1.38%, 10/31/2028	2.7
U.S. Treasury Notes, 4.13%, 11/30/2029	2.3
U.S. Treasury Notes, 1.13%, 10/31/2026	2.0
U.S. Treasury Notes, 4.13%, 10/31/2026	1.6
U.S. Treasury Notes, 4.13%, 10/31/2031	1.2
U.S. Treasury Bonds, 4.13%, 08/15/2044	1.1
Microsoft Corp.	1.0
NVIDIA Corp.	1.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000099470
Shareholder Report [Line Items]
Fund Name	Transamerica Madison Diversified Income VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$110	1.08%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

Progress toward lower inflation and continued labor market strength allowed the Federal Reserve to migrate towards more accommodative monetary policy during the Portfolio’s fiscal year ended December 31,2024. Equity markets experienced another strong year of positive performance. Fixed income markets also rose modestly.

The equity portion of the Portfolio materially underperformed the Portfolio’s secondary benchmark, the Russell 1000® Index. Relative to that index, sector allocation and stock selection were both detractive to performance. In sector allocation, an underweight position in information technology and an overweight position in energy negatively impacted results. In terms of stock selection, there was weakness in technology, consumer staples, consumer discretionary, and communication services. On the negative side, Comcast Corp. was the most detractive stock in the Portfolio. Other notable underperforming stocks included American Tower Corp., Archer-Daniels-Midland Co., Medtronic PLC, and Union Pacific Corp. On the positive side, Morgan Stanley was the most additive stock in the Portfolio. JPMorgan Chase & Co., Bank of America Corp., BlackRock, Inc. and Cummins, Inc. were other notable outperforming stocks.

The fixed income portion of the Portfolio outperformed the Portfolio’s primary benchmark, the Bloomberg US Aggregate Index. The Portfolio’s tactical overweights to the corporate and mortgage sectors as well as security selection were the main drivers of performance as risk sectors outperformed. Duration and yield curve positioning detracted.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	Bloomberg US Aggregate Bond Index	Russell 1000® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,967	$10,210	$9,725
2/28/2015	$10,098	$10,114	$10,287
3/31/2015	$10,066	$10,161	$10,159
4/30/2015	$10,057	$10,124	$10,231
5/31/2015	$10,066	$10,100	$10,365
6/30/2015	$9,885	$9,990	$10,171
7/31/2015	$9,992	$10,059	$10,367
8/31/2015	$9,744	$10,045	$9,743
9/30/2015	$9,736	$10,113	$9,476
10/31/2015	$10,057	$10,114	$10,243
11/30/2015	$10,065	$10,088	$10,277
12/31/2015	$10,015	$10,055	$10,092
1/31/2016	$9,981	$10,193	$9,549
2/29/2016	$9,989	$10,266	$9,545
3/31/2016	$10,293	$10,360	$10,210
4/30/2016	$10,344	$10,400	$10,266
5/31/2016	$10,386	$10,402	$10,446
6/30/2016	$10,597	$10,589	$10,469
7/31/2016	$10,741	$10,656	$10,868
8/31/2016	$10,742	$10,644	$10,882
9/30/2016	$10,691	$10,638	$10,891
10/31/2016	$10,536	$10,556	$10,679
11/30/2016	$10,579	$10,307	$11,100
12/31/2016	$10,699	$10,321	$11,308
1/31/2017	$10,734	$10,341	$11,536
2/28/2017	$10,949	$10,411	$11,982
3/31/2017	$10,897	$10,405	$11,990
4/30/2017	$10,992	$10,486	$12,116
5/31/2017	$11,087	$10,566	$12,271
6/30/2017	$11,121	$10,556	$12,357
7/31/2017	$11,207	$10,601	$12,601
8/31/2017	$11,270	$10,696	$12,641
9/30/2017	$11,360	$10,645	$12,910
10/31/2017	$11,477	$10,652	$13,206
11/30/2017	$11,602	$10,638	$13,609
12/31/2017	$11,718	$10,687	$13,761
1/31/2018	$11,871	$10,564	$14,516
2/28/2018	$11,557	$10,464	$13,983
3/31/2018	$11,477	$10,531	$13,666
4/30/2018	$11,432	$10,452	$13,712
5/31/2018	$11,548	$10,527	$14,062
6/30/2018	$11,521	$10,514	$14,153
7/31/2018	$11,745	$10,516	$14,642
8/31/2018	$11,881	$10,584	$15,146
9/30/2018	$11,871	$10,516	$15,204
10/31/2018	$11,667	$10,433	$14,128
11/30/2018	$11,927	$10,495	$14,415
12/31/2018	$11,630	$10,688	$13,102
1/31/2019	$11,908	$10,801	$14,200
2/28/2019	$12,131	$10,795	$14,681
3/31/2019	$12,363	$11,002	$14,937
4/30/2019	$12,548	$11,005	$15,540
5/31/2019	$12,381	$11,201	$14,550
6/30/2019	$12,799	$11,341	$15,571
7/31/2019	$12,891	$11,366	$15,813
8/31/2019	$13,030	$11,661	$15,523
9/30/2019	$13,078	$11,599	$15,792
10/31/2019	$13,117	$11,634	$16,127
11/30/2019	$13,233	$11,628	$16,737
12/31/2019	$13,368	$11,620	$17,220
1/31/2020	$13,368	$11,843	$17,238
2/29/2020	$13,011	$12,056	$15,830
3/31/2020	$12,383	$11,985	$13,738
4/30/2020	$12,962	$12,198	$15,553
5/31/2020	$13,223	$12,255	$16,374
6/30/2020	$13,281	$12,332	$16,736
7/31/2020	$13,648	$12,517	$17,716
8/31/2020	$13,817	$12,416	$19,016
9/30/2020	$13,717	$12,409	$18,321
10/31/2020	$13,556	$12,353	$17,879
11/30/2020	$14,240	$12,475	$19,985
12/31/2020	$14,431	$12,492	$20,830
1/31/2021	$14,200	$12,402	$20,658
2/28/2021	$14,210	$12,223	$21,257
3/31/2021	$14,602	$12,071	$22,061
4/30/2021	$14,803	$12,166	$23,249
5/31/2021	$15,085	$12,206	$23,359
6/30/2021	$15,045	$12,291	$23,944
7/31/2021	$15,266	$12,429	$24,442
8/31/2021	$15,369	$12,405	$25,149
9/30/2021	$14,986	$12,298	$23,994
10/31/2021	$15,287	$12,294	$25,659
11/30/2021	$15,152	$12,331	$25,315
12/31/2021	$15,566	$12,299	$26,340
1/31/2022	$15,214	$12,034	$24,855
2/28/2022	$14,976	$11,900	$24,173
3/31/2022	$15,007	$11,569	$24,989
4/30/2022	$14,365	$11,130	$22,761
5/31/2022	$14,520	$11,202	$22,727
6/30/2022	$13,961	$11,026	$20,823
7/31/2022	$14,334	$11,296	$22,763
8/31/2022	$13,938	$10,977	$21,889
9/30/2022	$13,110	$10,502	$19,863
10/31/2022	$13,517	$10,366	$21,457
11/30/2022	$14,160	$10,748	$22,617
12/31/2022	$13,950	$10,699	$21,302
1/31/2023	$14,345	$11,028	$22,730
2/28/2023	$13,851	$10,743	$22,189
3/31/2023	$14,036	$11,016	$22,891
4/30/2023	$14,098	$11,083	$23,175
5/31/2023	$13,690	$10,962	$23,283
6/30/2023	$13,987	$10,923	$24,855
7/31/2023	$14,234	$10,915	$25,710
8/31/2023	$14,041	$10,846	$25,260
9/30/2023	$13,552	$10,570	$24,073
10/31/2023	$13,235	$10,403	$23,491
11/30/2023	$13,909	$10,874	$25,685
12/31/2023	$14,503	$11,291	$26,953
1/31/2024	$14,371	$11,260	$27,329
2/29/2024	$14,345	$11,100	$28,805
3/31/2024	$14,649	$11,203	$29,729
4/30/2024	$14,120	$10,920	$28,463
5/31/2024	$14,371	$11,105	$29,804
6/30/2024	$14,398	$11,210	$30,790
7/31/2024	$14,873	$11,472	$31,238
8/31/2024	$15,223	$11,637	$31,979
9/30/2024	$15,399	$11,793	$32,663
10/31/2024	$15,210	$11,500	$32,434
11/30/2024	$15,603	$11,622	$34,522
12/31/2024	$15,007	$11,432	$33,560

Average Annual Return [Table Text Block]
I3CI2	1 Year	5 Years	10 Years
Service Class	3.47%	2.34%	4.14%
Bloomberg US Aggregate Bond IndexFootnote Reference(a)	1.25%	(0.33%)	1.35%
Russell 1000®IndexFootnote Reference(b)	24.51%	14.28%	12.87%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 113,613,385
Holdings Count | Holding	319
Advisory Fees Paid, Amount	$ 886,948
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$113,613,385
Number of Portfolio Holdings	319
Portfolio Turnover Rate	17%
Total Advisory Fees Paid (net of waivers and reimbursements)	$886,948

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks	40.5%
U.S. Government Agency Obligations	23.8
Corporate Debt Securities	16.0
U.S. Government Obligations	12.7
Mortgage-Backed Securities	3.3
Asset-Backed Securities	1.7
Repurchase Agreements	1.5
Municipal Government Obligations	0.2
Net Other Assets (Liabilities)Footnote Reference^	0.3
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Notes, 2.63%, 02/15/2029	1.9%
Automatic Data Processing, Inc.	1.8
Morgan Stanley	1.6
Blackrock, Inc.	1.6
NextEra Energy, Inc.	1.6
Home Depot, Inc.	1.6
Honeywell International, Inc.	1.5
CME Group, Inc.	1.5
Texas Instruments, Inc.	1.4
Medtronic PLC	1.4

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000112680
Shareholder Report [Line Items]
Fund Name	Transamerica Market Participation Strategy VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$105	0.98%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

U.S. equities had a volatile end to the Portfolio’s fiscal year ended December 31, 2024, but the S&P 500® Index gained in all four quarters. Equities were supported all year round with technology stocks leading the way boosted by impressive strides in artificial intelligence, along with the expectation of interest rate cuts.  Arguably the most impactful group was the technology-heavy “Magnificent Seven” (a group of seven influential companies) gaining headlines and heady returns. Shares were also buoyed late in the year by expectations that President-elect Trump’s policy program would lift growth, lower taxes and cut regulation. The U.S. yield curve transitioned from inversion to a (modest) positively sloped one. The U.S. Federal Reserve cut its discount rate 1% from September through December but signaled that further cuts in 2025 will remain data dependent and are anticipated to be less frequent.

Implied volatility for the S&P 500® Index also jumped around during the year, with short-term volatility (Chicago Board Options Exchange's CBOE Volatility Index, or “VIX”) spiking in early August after the July payrolls report and yen-carry trade unwind but quickly moved back to a lower range. The VIX still finished higher at year-end than where it started.

With equity markets continuing to rally in 2024, the Portfolio’s higher equity exposure helped relative performance. The sub-adviser’s investment team maintained a higher equity weighting than the 50% exposure in the Portfolio’s blended benchmark (consisting of 50% Bloomberg Intermediate Government Bond Index and 50% S&P 500® Index) all year. The Portfolio participated in the upside as expected, and higher equity exposure was the primary driver of outperformance.

The Portfolio’s call option prices were positively impacted by an increase in interest rates, and a decrease in the implied dividend yield (i.e., a measure of future dividends that is derived from options pricing) for the full year. Implied volatility (i.e., the market's prediction of how much the price of an underlying asset is expected to fluctuate in the future) also had a positive impact on call option prices, while as usual, time decay (i.e., the rate of change in value to an option's price as it nears expiration) had a negative impact on call option prices for the year.

Average Portfolio duration was shorter relative to the Portfolio’s blended benchmark all year, as the team remained defensive in their interest rate outlook. Overall interest rate exposure was a meaningful positive relative contributor to performance. The Portfolio remained short duration relative to the blended benchmark by maintaining its position in risk-free Treasury bills that continued to provide high risk-adjusted returns.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	S&P 500® Index	Bloomberg US Government 5-10 Year Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,843	$9,700	$10,330
2/28/2015	$10,099	$10,257	$10,138
3/31/2015	$10,000	$10,095	$10,227
4/30/2015	$9,992	$10,192	$10,187
5/31/2015	$10,008	$10,323	$10,182
6/30/2015	$9,843	$10,123	$10,063
7/31/2015	$9,868	$10,335	$10,161
8/31/2015	$9,547	$9,712	$10,182
9/30/2015	$9,445	$9,471	$10,319
10/31/2015	$9,787	$10,270	$10,259
11/30/2015	$9,796	$10,301	$10,216
12/31/2015	$9,676	$10,138	$10,186
1/31/2016	$9,470	$9,635	$10,475
2/29/2016	$9,530	$9,622	$10,590
3/31/2016	$9,779	$10,275	$10,600
4/30/2016	$9,821	$10,315	$10,592
5/31/2016	$9,881	$10,500	$10,578
6/30/2016	$9,950	$10,527	$10,842
7/31/2016	$10,190	$10,915	$10,866
8/31/2016	$10,087	$10,931	$10,781
9/30/2016	$10,052	$10,933	$10,799
10/31/2016	$9,852	$10,733	$10,679
11/30/2016	$9,992	$11,131	$10,319
12/31/2016	$10,079	$11,351	$10,306
1/31/2017	$10,139	$11,566	$10,330
2/28/2017	$10,392	$12,025	$10,394
3/31/2017	$10,374	$12,039	$10,398
4/30/2017	$10,392	$12,163	$10,502
5/31/2017	$10,444	$12,334	$10,583
6/30/2017	$10,531	$12,411	$10,527
7/31/2017	$10,548	$12,666	$10,571
8/31/2017	$10,529	$12,705	$10,700
9/30/2017	$10,643	$12,967	$10,576
10/31/2017	$10,826	$13,270	$10,556
11/30/2017	$11,044	$13,677	$10,521
12/31/2017	$11,166	$13,829	$10,532
1/31/2018	$11,698	$14,621	$10,340
2/28/2018	$11,384	$14,082	$10,270
3/31/2018	$11,227	$13,724	$10,373
4/30/2018	$11,096	$13,777	$10,262
5/31/2018	$11,271	$14,108	$10,367
6/30/2018	$11,306	$14,195	$10,365
7/31/2018	$11,472	$14,724	$10,319
8/31/2018	$11,723	$15,203	$10,421
9/30/2018	$11,741	$15,290	$10,311
10/31/2018	$11,213	$14,245	$10,293
11/30/2018	$11,334	$14,535	$10,412
12/31/2018	$10,862	$13,223	$10,660
1/31/2019	$11,241	$14,282	$10,732
2/28/2019	$11,399	$14,741	$10,698
3/31/2019	$11,593	$15,027	$10,921
4/30/2019	$11,880	$15,636	$10,897
5/31/2019	$11,565	$14,642	$11,169
6/30/2019	$12,038	$15,674	$11,306
7/31/2019	$12,149	$15,899	$11,286
8/31/2019	$12,197	$15,648	$11,650
9/30/2019	$12,318	$15,940	$11,546
10/31/2019	$12,406	$16,286	$11,571
11/30/2019	$12,692	$16,877	$11,508
12/31/2019	$12,880	$17,386	$11,458
1/31/2020	$13,012	$17,379	$11,762
2/29/2020	$12,736	$15,949	$12,077
3/31/2020	$12,770	$13,979	$12,446
4/30/2020	$13,210	$15,771	$12,509
5/31/2020	$13,551	$16,522	$12,541
6/30/2020	$13,672	$16,850	$12,555
7/31/2020	$14,124	$17,801	$12,642
8/31/2020	$14,834	$19,080	$12,576
9/30/2020	$14,463	$18,355	$12,600
10/31/2020	$14,193	$17,867	$12,479
11/30/2020	$15,082	$19,823	$12,510
12/31/2020	$15,498	$20,585	$12,501
1/31/2021	$15,486	$20,377	$12,409
2/28/2021	$15,576	$20,939	$12,164
3/31/2021	$15,858	$21,856	$11,948
4/30/2021	$16,397	$23,022	$12,050
5/31/2021	$16,375	$23,183	$12,123
6/30/2021	$16,645	$23,724	$12,168
7/31/2021	$16,960	$24,288	$12,367
8/31/2021	$17,209	$25,026	$12,323
9/30/2021	$16,769	$23,863	$12,160
10/31/2021	$17,284	$25,534	$12,074
11/30/2021	$17,360	$25,357	$12,171
12/31/2021	$17,737	$26,494	$12,132
1/31/2022	$16,807	$25,123	$11,889
2/28/2022	$16,518	$24,371	$11,844
3/31/2022	$16,769	$25,276	$11,406
4/30/2022	$15,864	$23,071	$11,039
5/31/2022	$15,763	$23,114	$11,118
6/30/2022	$15,147	$21,206	$11,016
7/31/2022	$15,751	$23,161	$11,295
8/31/2022	$15,406	$22,217	$10,913
9/30/2022	$14,655	$20,170	$10,482
10/31/2022	$15,106	$21,804	$10,375
11/30/2022	$15,523	$23,022	$10,694
12/31/2022	$15,022	$21,696	$10,605
1/31/2023	$15,390	$23,059	$10,893
2/28/2023	$15,056	$22,496	$10,584
3/31/2023	$15,390	$23,322	$10,943
4/30/2023	$15,506	$23,686	$11,031
5/31/2023	$15,490	$23,789	$10,897
6/30/2023	$16,024	$25,361	$10,757
7/31/2023	$16,358	$26,176	$10,723
8/31/2023	$16,121	$25,759	$10,674
9/30/2023	$15,669	$24,531	$10,421
10/31/2023	$15,417	$24,015	$10,273
11/30/2023	$16,222	$26,208	$10,673
12/31/2023	$16,758	$27,399	$11,043
1/31/2024	$16,875	$27,859	$11,042
2/29/2024	$17,361	$29,347	$10,841
3/31/2024	$17,763	$30,291	$10,920
4/30/2024	$17,194	$29,054	$10,625
5/31/2024	$17,747	$30,494	$10,801
6/30/2024	$18,233	$31,589	$10,931
7/31/2024	$18,384	$31,973	$11,226
8/31/2024	$18,699	$32,749	$11,374
9/30/2024	$19,057	$33,448	$11,517
10/31/2024	$18,886	$33,145	$11,173
11/30/2024	$19,601	$35,090	$11,270
12/31/2024	$19,261	$34,254	$11,070

Average Annual Return [Table Text Block]
I4CB2	1 Year	5 Years	10 Years
Service Class	14.94%	8.38%	6.77%
S&P 500®IndexFootnote Reference(a)	25.02%	14.53%	13.10%
Bloomberg US Government 5-10 Year IndexFootnote Reference(b)	0.25%	(0.69%)	1.02%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 306,770,125
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 2,188,160
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$306,770,125
Number of Portfolio Holdings	14
Portfolio Turnover Rate	10%
Total Advisory Fees Paid (net of waivers and reimbursements)	$2,188,160

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

U.S. Government Obligations	24.6%
U.S. Government Agency Obligations	21.1
Short-Term U.S. Government Obligations	16.4
Foreign Government Obligations	9.8
Other Investment Company	6.8
Repurchase Agreements	3.1
Purchased Options	24.9
Net Other Assets (Liabilities)Footnote Reference^	(6.7)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Notes, 1.63%, 10/31/2026	19.3%
U.S. Treasury Bills, 5.09%, 07/10/2032	9.2
Federal Home Loan Banks, 3.25%, 11/16/2028	9.1
Federal National Mortgage Association, 0.63%, 04/22/2025	8.1
U.S. Treasury Bills, 4.57%, 02/11/2025	7.1
U.S. Treasury Bonds, Principal Only STRIPS, Zero Coupon, 02/15/2027	5.3
International Bank for Reconstruction & Development, 0.88%, 07/15/2026	5.3
Federal National Mortgage Association, 6.25%, 05/15/2029	2.3
Inter-American Development Bank, 4.00%, 01/12/2028	2.3
European Investment Bank, 3.88%, 03/15/2028	2.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021469
Shareholder Report [Line Items]
Fund Name	Transamerica Morgan Stanley Capital Growth VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$93	0.76%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Portfolio outperformed the Russell 1000® Growth Index (the “Index”), a benchmark of the Portfolio.

Narrow leadership of a select few mega-cap companies drove market results over the 12-month period ended December 31, 2024. Fear and uncertainty due to concerns around inflation, the related timing/pace of interest rate cuts, and ongoing geopolitical tensions contributed to greater market volatility.

While we have opportunistically added to some positions and initiated new ones, overall, we have made few changes to the Portfolio as we remain confident in the long-term prospects for the businesses the Portfolio owns.

The Portfolio’s relative outperformance was driven by favorable stock selection in consumer discretionary, information technology and financials. Top contributors included holdings in an enterprise analytics platform and Bitcoin developing company, a used cars ecommerce platform, a food delivery company, a digital advertising software platform, and an electric vehicle developer.

Conversely, stock selection in health care and materials and an average underweight to information technology detracted most from relative performance. Top detractors included holdings in a health care services provider, a cloud data platform, and underweight exposures to some of the “Magnificent 7” companies that drove significant performance gains within the Index in 2024.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Initial Class	Russell 3000® Index	Russell 1000® Growth Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,051	$9,722	$9,847
2/28/2015	$10,842	$10,285	$10,503
3/31/2015	$10,625	$10,180	$10,384
4/30/2015	$10,816	$10,226	$10,436
5/31/2015	$10,842	$10,368	$10,583
6/30/2015	$10,797	$10,194	$10,396
7/31/2015	$11,435	$10,365	$10,749
8/31/2015	$10,642	$9,739	$10,096
9/30/2015	$10,175	$9,455	$9,846
10/31/2015	$10,837	$10,202	$10,694
11/30/2015	$11,214	$10,258	$10,724
12/31/2015	$11,179	$10,048	$10,567
1/31/2016	$10,077	$9,481	$9,977
2/29/2016	$9,833	$9,478	$9,973
3/31/2016	$10,586	$10,145	$10,645
4/30/2016	$10,558	$10,208	$10,548
5/31/2016	$10,823	$10,391	$10,753
6/30/2016	$10,732	$10,412	$10,711
7/31/2016	$11,451	$10,825	$11,216
8/31/2016	$11,535	$10,853	$11,160
9/30/2016	$11,868	$10,870	$11,201
10/31/2016	$11,454	$10,635	$10,938
11/30/2016	$11,153	$11,111	$11,176
12/31/2016	$10,926	$11,327	$11,314
1/31/2017	$12,047	$11,541	$11,696
2/28/2017	$12,290	$11,970	$12,182
3/31/2017	$12,688	$11,978	$12,322
4/30/2017	$13,233	$12,105	$12,604
5/31/2017	$14,069	$12,229	$12,932
6/30/2017	$13,931	$12,339	$12,898
7/31/2017	$14,386	$12,572	$13,241
8/31/2017	$14,785	$12,596	$13,483
9/30/2017	$15,393	$13,185	$14,188
10/31/2017	$15,697	$13,585	$14,619
12/31/2017	$15,689	$13,721	$14,733
1/31/2018	$17,217	$14,444	$15,776
2/28/2018	$17,452	$13,912	$15,363
3/31/2018	$17,209	$13,633	$14,941
4/30/2018	$17,226	$13,684	$14,994
5/31/2018	$18,382	$14,071	$15,651
6/30/2018	$18,703	$14,163	$15,801
7/31/2018	$18,616	$14,633	$16,265
8/31/2018	$20,250	$15,147	$17,155
9/30/2018	$20,074	$15,172	$17,251
10/31/2018	$17,977	$14,055	$15,708
11/30/2018	$18,173	$14,336	$15,875
12/31/2018	$16,737	$13,002	$14,510
1/31/2019	$18,834	$14,118	$15,814
2/28/2019	$19,723	$14,614	$16,380
3/31/2019	$20,023	$14,828	$16,846
4/30/2019	$20,859	$15,420	$17,607
5/31/2019	$20,147	$14,422	$16,495
6/30/2019	$21,552	$15,435	$17,628
7/31/2019	$21,707	$15,664	$18,026
8/31/2019	$20,688	$15,345	$17,888
9/30/2019	$19,230	$15,614	$17,890
10/31/2019	$19,263	$15,950	$18,394
11/30/2019	$20,901	$16,557	$19,210
12/31/2019	$20,710	$17,035	$19,790
1/31/2020	$21,967	$17,016	$20,232
2/29/2020	$21,900	$15,623	$18,854
3/31/2020	$19,948	$13,475	$17,000
4/30/2020	$24,222	$15,259	$19,515
5/31/2020	$28,833	$16,075	$20,825
6/30/2020	$32,008	$16,443	$21,732
7/31/2020	$35,385	$17,376	$23,404
8/31/2020	$38,352	$18,635	$25,819
9/30/2020	$38,898	$17,957	$24,604
10/31/2020	$37,319	$17,569	$23,769
11/30/2020	$44,587	$19,707	$26,203
12/31/2020	$45,121	$20,593	$27,408
1/31/2021	$45,748	$20,501	$27,205
2/28/2021	$48,245	$21,142	$27,199
3/31/2021	$44,192	$21,900	$27,666
4/30/2021	$46,259	$23,029	$29,548
5/31/2021	$44,994	$23,134	$29,140
6/30/2021	$50,451	$23,705	$30,968
7/31/2021	$50,474	$24,105	$31,988
8/31/2021	$51,591	$24,793	$33,184
9/30/2021	$48,336	$23,681	$31,326
10/31/2021	$52,098	$25,282	$34,039
11/30/2021	$50,332	$24,897	$34,247
12/31/2021	$44,881	$25,877	$34,971
1/31/2022	$35,023	$24,355	$31,970
2/28/2022	$34,624	$23,741	$30,612
3/31/2022	$32,843	$24,512	$31,809
4/30/2022	$25,412	$22,312	$27,968
5/31/2022	$21,112	$22,282	$27,318
6/30/2022	$19,454	$20,418	$25,154
7/31/2022	$22,095	$22,333	$28,173
8/31/2022	$22,447	$21,500	$26,861
9/30/2022	$20,164	$19,506	$24,249
10/31/2022	$20,640	$21,106	$25,667
11/30/2022	$20,164	$22,208	$26,836
12/31/2022	$18,024	$20,907	$24,782
1/31/2023	$21,163	$22,347	$26,847
2/28/2023	$20,307	$21,825	$26,528
3/31/2023	$21,020	$22,408	$28,342
4/30/2023	$19,831	$22,647	$28,621
5/31/2023	$22,019	$22,735	$29,926
6/30/2023	$23,873	$24,288	$31,972
7/31/2023	$25,823	$25,158	$33,050
8/31/2023	$23,493	$24,673	$32,753
9/30/2023	$22,257	$23,497	$30,972
10/31/2023	$20,116	$22,875	$30,531
11/30/2023	$23,588	$25,008	$33,859
12/31/2023	$26,441	$26,334	$35,358
1/31/2024	$24,777	$26,626	$36,240
2/29/2024	$27,583	$28,067	$38,713
3/31/2024	$28,154	$28,973	$39,394
4/30/2024	$25,538	$27,698	$37,723
5/31/2024	$25,205	$29,006	$39,981
6/30/2024	$26,489	$29,904	$42,677
7/31/2024	$26,822	$30,460	$41,951
8/31/2024	$28,677	$31,123	$42,825
9/30/2024	$30,341	$31,767	$44,038
10/31/2024	$32,434	$31,534	$43,893
11/30/2024	$39,948	$33,632	$46,740
12/31/2024	$38,140	$32,604	$47,152

Average Annual Return [Table Text Block]
IBPO1	1 Year	5 Years	10 Years
Initial Class	44.24%	12.99%	14.32%
Russell 3000®IndexFootnote Reference(a)	23.81%	13.86%	12.55%
Russell 1000® Growth IndexFootnote Reference(b)	33.36%	18.96%	16.78%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 168,914,412
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 969,793
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$168,914,412
Number of Portfolio Holdings	35
Portfolio Turnover Rate	45%
Total Advisory Fees Paid (net of waivers and reimbursements)	$969,793

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Consumer Discretionary	32.6%
Information Technology	31.1
Communication Services	11.1
Financials	10.2
Health Care	5.2
Real Estate	0.8
Repurchase Agreements	9.3
Options Purchased	0.3
Other Investment Company	0.0
Net Other Assets (Liabilities)Footnote Reference^	(0.6)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Tesla, Inc.	8.7%
Cloudflare, Inc., Class A	8.0
DoorDash, Inc., Class A	6.7
Shopify, Inc., Class A	6.4
Affirm Holdings, Inc.	6.2
Trade Desk, Inc., Class A	6.2
MercadoLibre, Inc.	4.9
ROBLOX Corp., Class A	4.9
Carvana Co.	4.6
Samsara, Inc., Class A	4.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000147921
Shareholder Report [Line Items]
Fund Name	Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$48	0.47%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio normally invests at least 80% of its net assets in Transamerica Morgan Stanley Global Allocation VP (the "Underlying Fund"), a global portfolio that invests primarily in a blend of equity and fixed-income securities of U.S. and non-U.S. issuers. Additionally, the Portfolio employs the Milliman Managed Risk Strategy (“MMRS”), a dynamic derivative overlay strategy that aims to limit the Portfolio’s volatility and reduce the potential for Portfolio losses during periods of significant market declines. The strategy may limit the Portfolio’s ability to participate in up markets.

For the year ended December 31, 2024, the Portfolio posted positive returns. The top contributor to Portfolio performance was the performance of the Underlying Fund. The Portfolio’s hedging activity related to the MMRS was most active during periods of increased volatility during the year, most notably in August and September, and to a lesser extent in April and December. As a result, the Portfolio’s volatility was reduced, while still capturing approximately 70% of the Underlying Fund's positive return in 2024.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	MSCI All Country World Index	Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP Blended Benchmark
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,980	$9,844	$9,946
2/28/2015	$10,272	$10,392	$10,167
3/31/2015	$10,201	$10,231	$10,071
4/30/2015	$10,363	$10,527	$10,226
5/31/2015	$10,383	$10,514	$10,174
6/30/2015	$10,201	$10,266	$10,046
7/31/2015	$10,181	$10,355	$10,141
8/31/2015	$9,789	$9,646	$9,829
9/30/2015	$9,577	$9,296	$9,706
10/31/2015	$9,829	$10,026	$10,084
11/30/2015	$9,768	$9,943	$9,982
12/31/2015	$9,658	$9,764	$9,918
1/31/2016	$9,406	$9,175	$9,724
2/29/2016	$9,325	$9,112	$9,791
3/31/2016	$9,537	$9,787	$10,228
4/30/2016	$9,597	$9,931	$10,333
5/31/2016	$9,587	$9,944	$10,301
6/30/2016	$9,486	$9,884	$10,417
7/31/2016	$9,648	$10,310	$10,652
8/31/2016	$9,661	$10,344	$10,619
9/30/2016	$9,672	$10,408	$10,678
10/31/2016	$9,584	$10,231	$10,469
11/30/2016	$9,595	$10,309	$10,342
12/31/2016	$9,693	$10,531	$10,440
1/31/2017	$9,847	$10,819	$10,607
2/28/2017	$10,000	$11,123	$10,782
3/31/2017	$10,077	$11,259	$10,845
4/30/2017	$10,198	$11,434	$10,985
5/31/2017	$10,340	$11,687	$11,170
6/30/2017	$10,362	$11,740	$11,180
7/31/2017	$10,549	$12,068	$11,396
8/31/2017	$10,586	$12,114	$11,465
9/30/2017	$10,707	$12,605	$11,618
10/31/2017	$10,839	$12,849	$11,785
12/31/2017	$10,906	$13,056	$11,876
1/31/2018	$11,281	$13,793	$12,229
2/28/2018	$10,884	$13,213	$11,953
3/31/2018	$10,795	$12,930	$11,895
4/30/2018	$10,718	$13,054	$11,866
5/31/2018	$10,685	$13,070	$11,865
6/30/2018	$10,652	$12,999	$11,837
7/31/2018	$10,828	$13,392	$12,013
8/31/2018	$10,852	$13,497	$12,093
9/30/2018	$10,796	$13,555	$12,085
10/31/2018	$10,294	$12,540	$11,611
11/30/2018	$10,349	$12,723	$11,721
12/31/2018	$10,059	$11,827	$11,421
1/31/2019	$10,405	$12,761	$11,927
2/28/2019	$10,495	$13,102	$12,053
3/31/2019	$10,595	$13,267	$12,206
4/30/2019	$10,785	$13,715	$12,406
5/31/2019	$10,495	$12,901	$12,151
6/30/2019	$10,896	$13,746	$12,668
7/31/2019	$10,863	$13,786	$12,667
8/31/2019	$10,860	$13,459	$12,677
9/30/2019	$10,929	$13,742	$12,760
10/31/2019	$11,159	$14,119	$12,965
11/30/2019	$11,286	$14,463	$13,071
12/31/2019	$11,539	$14,973	$13,312
1/31/2020	$11,550	$14,807	$13,345
2/29/2020	$11,113	$13,611	$12,863
3/31/2020	$10,423	$11,774	$12,036
4/30/2020	$10,733	$13,035	$12,723
5/31/2020	$10,871	$13,602	$13,027
6/30/2020	$11,044	$14,036	$13,293
7/31/2020	$11,332	$14,779	$13,856
8/31/2020	$11,618	$15,683	$14,270
9/30/2020	$11,379	$15,178	$14,014
10/31/2020	$11,247	$14,809	$13,851
11/30/2020	$11,977	$16,634	$14,830
12/31/2020	$12,287	$17,406	$15,274
1/31/2021	$12,359	$17,327	$15,172
2/28/2021	$12,467	$17,728	$15,217
3/31/2021	$12,538	$18,202	$15,274
4/30/2021	$12,921	$18,998	$15,704
5/31/2021	$13,148	$19,293	$15,900
6/30/2021	$13,028	$19,548	$15,935
7/31/2021	$13,076	$19,682	$16,096
8/31/2021	$13,157	$20,175	$16,264
9/30/2021	$12,854	$19,342	$15,783
10/31/2021	$13,106	$20,329	$16,167
11/30/2021	$12,930	$19,839	$15,949
12/31/2021	$13,169	$20,633	$16,257
1/31/2022	$12,754	$19,620	$15,691
2/28/2022	$12,602	$19,113	$15,395
3/31/2022	$12,514	$19,527	$15,327
4/30/2022	$11,909	$17,964	$14,294
5/31/2022	$11,960	$17,985	$14,322
6/30/2022	$11,317	$16,469	$13,488
7/31/2022	$11,481	$17,619	$14,103
8/31/2022	$11,167	$16,970	$13,565
9/30/2022	$10,703	$15,346	$12,567
10/31/2022	$10,748	$16,272	$12,903
11/30/2022	$11,032	$17,534	$13,707
12/31/2022	$11,032	$16,844	$13,475
1/31/2023	$11,436	$18,051	$14,179
2/28/2023	$11,152	$17,534	$13,740
3/31/2023	$11,286	$18,075	$14,169
4/30/2023	$11,346	$18,334	$14,302
5/31/2023	$11,182	$18,138	$14,086
6/30/2023	$11,436	$19,191	$14,494
7/31/2023	$11,735	$19,894	$14,810
8/31/2023	$11,509	$19,338	$14,501
9/30/2023	$11,122	$18,538	$13,990
10/31/2023	$10,938	$17,981	$13,696
11/30/2023	$11,528	$19,640	$14,673
12/31/2023	$12,026	$20,584	$15,330
1/31/2024	$11,952	$20,704	$15,270
2/29/2024	$12,081	$21,593	$15,501
3/31/2024	$12,358	$22,271	$15,787
4/30/2024	$11,989	$21,536	$15,328
5/31/2024	$12,339	$22,411	$15,739
6/30/2024	$12,450	$22,910	$15,926
7/31/2024	$12,727	$23,279	$16,274
8/31/2024	$12,856	$23,870	$16,673
9/30/2024	$13,059	$24,425	$17,009
10/31/2024	$12,690	$23,877	$16,533
11/30/2024	$12,985	$24,770	$16,870
12/31/2024	$12,634	$24,183	$16,490

Average Annual Return [Table Text Block]
I4C22	1 Year	5 Years	10 Years
Service Class	5.06%	1.83%	2.37%
MSCI All Country World IndexFootnote Reference(a)	17.49%	10.06%	9.23%
Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP Blended BenchmarkFootnote Reference(b)	7.56%	4.37%	5.13%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 199,510,631
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 362,260
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$199,510,631
Number of Portfolio Holdings	2
Portfolio Turnover Rate	0%
Total Advisory Fees Paid (net of waivers and reimbursements)	$362,260

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

International Mixed Allocation Funds	96.8%
Repurchase Agreements	2.9
Net Other Assets (Liabilities)Footnote Reference^	0.3
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica Morgan Stanley Global Allocation VP, Initial Class	96.8%

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000076205
Shareholder Report [Line Items]
Fund Name	Transamerica Morgan Stanley Global Allocation VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$85	0.82%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s fiscal year ended December 31, 2024 marked another strong year for equity markets fueled by better-than-expected economic growth and enthusiasm for widespread artificial intelligence adoption. Equities had strong gains for the year. For bonds, however, the backdrop of stronger economic growth and slower disinflation caused markets to price in fewer rate cuts than expected at the start of the cutting cycle. Global bond returns were negative in 2024, as 10-year yields rose in the U.S., Japan, and the U.K..

The Portfolio’s average overweight to global fixed income relative to the Portfolio’s blended benchmark (consisting of 60% MSCI All Country World Index and 40% Bloomberg Global Aggregate Index) had a negative impact on performance. Below the asset class level, the sub-adviser’s value recovery theme detracted from performance, led lower by overweights in U.S. value versus expensive stocks, and in emerging markets (“EM”) value stocks versus EM equities, as global rate cuts and a more optimistic growth outlook favored long-duration growth stocks over cheap value stocks. A tactical overweight in U.S. equity volatility also detracted, as volatility declined faster than anticipated. Lastly, an overweight in European Monetary Union (“EMU”) equities versus Japanese equities detracted, as EMU equity multiples did not increase as anticipated and Japanese exporters benefited from a cheaper yen.

Contributing positions included overweights in South African 10-year bonds versus U.S. 10-year Treasury bonds, and in South African banks vs. EM equities. Other contributors included an overweight in EMU banks versus EMU equities, given reaccelerating EMU growth and falling EMU inflation. An overweight in the Turkish lira versus the U.S. dollar, another contributor, benefited from a material decline in Turkish inflation and more orthodox monetary policy from the Turkish central bank.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Initial Class	MSCI All Country World Index	Transamerica Morgan Stanley Global Allocation VP Blended Benchmark
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,000	$9,844	$9,919
2/28/2015	$10,343	$10,392	$10,207
3/31/2015	$10,272	$10,231	$10,097
4/30/2015	$10,454	$10,527	$10,271
5/31/2015	$10,484	$10,514	$10,235
6/30/2015	$10,292	$10,266	$10,087
7/31/2015	$10,292	$10,355	$10,193
8/31/2015	$9,924	$9,646	$9,808
9/30/2015	$9,636	$9,296	$9,644
10/31/2015	$10,069	$10,026	$10,100
11/30/2015	$10,021	$9,943	$10,007
12/31/2015	$9,900	$9,764	$9,922
1/31/2016	$9,564	$9,175	$9,655
2/29/2016	$9,479	$9,112	$9,698
3/31/2016	$9,888	$9,787	$10,185
4/30/2016	$9,985	$9,931	$10,296
5/31/2016	$9,985	$9,944	$10,280
6/30/2016	$9,973	$9,884	$10,360
7/31/2016	$10,285	$10,310	$10,636
8/31/2016	$10,316	$10,344	$10,613
9/30/2016	$10,352	$10,408	$10,671
10/31/2016	$10,254	$10,231	$10,469
11/30/2016	$10,267	$10,309	$10,394
12/31/2016	$10,389	$10,531	$10,523
1/31/2017	$10,561	$10,819	$10,710
2/28/2017	$10,745	$11,123	$10,916
3/31/2017	$10,830	$11,259	$10,991
4/30/2017	$10,965	$11,434	$11,138
5/31/2017	$11,137	$11,687	$11,337
6/30/2017	$11,161	$11,740	$11,356
7/31/2017	$11,382	$12,068	$11,588
8/31/2017	$11,430	$12,114	$11,651
9/30/2017	$11,580	$12,605	$11,874
10/31/2017	$11,730	$12,849	$12,063
12/31/2017	$11,817	$13,056	$12,175
1/31/2018	$12,243	$13,793	$12,596
2/28/2018	$11,867	$13,213	$12,268
3/31/2018	$11,755	$12,930	$12,168
4/30/2018	$11,717	$13,054	$12,169
5/31/2018	$11,692	$13,070	$12,178
6/30/2018	$11,655	$12,999	$12,148
7/31/2018	$11,867	$13,392	$12,374
8/31/2018	$11,893	$13,497	$12,469
9/30/2018	$11,841	$13,555	$12,480
10/31/2018	$11,268	$12,540	$11,905
11/30/2018	$11,398	$12,723	$12,026
12/31/2018	$10,943	$11,827	$11,606
1/31/2019	$11,502	$12,761	$12,198
2/28/2019	$11,645	$13,102	$12,367
3/31/2019	$11,762	$13,267	$12,524
4/30/2019	$11,984	$13,715	$12,777
5/31/2019	$11,658	$12,901	$12,421
6/30/2019	$12,127	$13,746	$13,008
7/31/2019	$12,101	$13,786	$13,017
8/31/2019	$12,108	$13,459	$12,972
9/30/2019	$12,194	$13,742	$13,101
10/31/2019	$12,465	$14,119	$13,340
11/30/2019	$12,621	$14,463	$13,495
12/31/2019	$12,935	$14,973	$13,787
1/31/2020	$12,949	$14,807	$13,785
2/29/2020	$12,393	$13,611	$13,154
3/31/2020	$11,282	$11,774	$12,128
4/30/2020	$12,165	$13,035	$12,941
5/31/2020	$12,550	$13,602	$13,301
6/30/2020	$12,906	$14,036	$13,604
7/31/2020	$13,490	$14,779	$14,209
8/31/2020	$14,008	$15,683	$14,722
9/30/2020	$13,698	$15,178	$14,416
10/31/2020	$13,528	$14,809	$14,211
11/30/2020	$14,859	$16,634	$15,366
12/31/2020	$15,339	$17,406	$15,876
1/31/2021	$15,432	$17,327	$15,777
2/28/2021	$15,633	$17,728	$15,888
3/31/2021	$15,757	$18,202	$16,020
4/30/2021	$16,252	$18,998	$16,521
5/31/2021	$16,562	$19,293	$16,738
6/30/2021	$16,407	$19,548	$16,811
7/31/2021	$16,484	$19,682	$16,970
8/31/2021	$16,594	$20,175	$17,197
9/30/2021	$16,212	$19,342	$16,648
10/31/2021	$16,540	$20,329	$17,142
11/30/2021	$16,322	$19,839	$16,874
12/31/2021	$16,631	$20,633	$17,270
1/31/2022	$16,140	$19,620	$16,619
2/28/2022	$15,939	$19,113	$16,283
3/31/2022	$15,958	$19,527	$16,296
4/30/2022	$14,902	$17,964	$15,156
5/31/2022	$14,993	$17,985	$15,183
6/30/2022	$13,792	$16,469	$14,220
7/31/2022	$14,356	$17,619	$14,937
8/31/2022	$13,744	$16,970	$14,372
9/30/2022	$12,595	$15,346	$13,251
10/31/2022	$13,065	$16,272	$13,694
11/30/2022	$13,927	$17,534	$14,589
12/31/2022	$13,718	$16,844	$14,276
1/31/2023	$14,580	$18,051	$15,078
2/28/2023	$14,084	$17,534	$14,618
3/31/2023	$14,371	$18,075	$15,073
4/30/2023	$14,476	$18,334	$15,230
5/31/2023	$14,241	$18,138	$15,013
6/30/2023	$14,685	$19,191	$15,535
7/31/2023	$15,129	$19,894	$15,920
8/31/2023	$14,800	$19,338	$15,566
9/30/2023	$14,232	$18,538	$14,998
10/31/2023	$13,919	$17,981	$14,655
11/30/2023	$14,942	$19,640	$15,762
12/31/2023	$15,623	$20,584	$16,479
1/31/2024	$15,567	$20,704	$16,446
2/29/2024	$15,737	$21,593	$16,787
3/31/2024	$16,106	$22,271	$17,140
4/30/2024	$15,623	$21,536	$16,627
5/31/2024	$16,135	$22,411	$17,120
6/30/2024	$16,305	$22,910	$17,358
7/31/2024	$16,675	$23,279	$17,718
8/31/2024	$17,046	$23,870	$18,156
9/30/2024	$17,333	$24,425	$18,532
10/31/2024	$16,823	$23,877	$18,034
11/30/2024	$17,238	$24,770	$18,464
12/31/2024	$16,759	$24,183	$18,043

Average Annual Return [Table Text Block]
I3DC1	1 Year	5 Years	10 Years
Initial Class	7.27%	5.32%	5.30%
MSCI All Country World IndexFootnote Reference(a)	17.49%	10.06%	9.23%
Transamerica Morgan Stanley Global Allocation VP Blended BenchmarkFootnote Reference(b)	9.49%	5.53%	6.08%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 932,597,291
Holdings Count | Holding	1,443
Advisory Fees Paid, Amount	$ 6,523,613
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$932,597,291
Number of Portfolio Holdings	1,443
Portfolio Turnover Rate	59%
Total Advisory Fees Paid (net of waivers and reimbursements)	$6,523,613

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks	37.9%
Foreign Government Obligations	18.4
Repurchase Agreements	17.6
Corporate Debt Securities	9.0
U.S. Government Obligations	6.8
U.S. Government Agency Obligations	4.9
Mortgage-Backed Securities	2.8
Short-Term U.S. Government Obligations	1.9
Other Investment Company	1.2
Asset-Backed Securities	0.2
Municipal Government Obligations	0.1
Preferred Stocks	0.0Footnote Reference*
Warrants	0.0
Convertible Bonds	0.0
Net Other Assets (Liabilities)Footnote Reference^	(0.8)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Inflation-Protected Indexed Notes, 1.88%, 07/15/2034	2.2%
Apple, Inc.	1.8
NVIDIA Corp.	1.6
Microsoft Corp.	1.4
U.S. Treasury Bills, 4.62%, 01/09/2025	1.3
China Government Bonds, 3.27%, 11/19/2030	1.3
Republic of South Africa Government Bonds, 8.88%, 02/28/2035	1.1
Amazon.com, Inc.	1.0
Federal National Mortgage Association, 3.00%, 01/01/2053	1.0
U.S. Treasury Notes, 1.13%, 10/31/2026	1.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000076206
Shareholder Report [Line Items]
Fund Name	Transamerica Morgan Stanley Global Allocation VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$111	1.07%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s fiscal year ended December 31, 2024 marked another strong year for equity markets fueled by better-than-expected economic growth and enthusiasm for widespread artificial intelligence adoption. Equities had strong gains for the year. For bonds, however, the backdrop of stronger economic growth and slower disinflation caused markets to price in fewer rate cuts than expected at the start of the cutting cycle. Global bond returns were negative in 2024, as 10-year yields rose in the U.S., Japan, and the U.K..

The Portfolio’s average overweight to global fixed income relative to the Portfolio’s blended benchmark (consisting of 60% MSCI All Country World Index and 40% Bloomberg Global Aggregate Index) had a negative impact on performance. Below the asset class level, the sub-adviser’s value recovery theme detracted from performance, led lower by overweights in U.S. value versus expensive stocks, and in emerging markets (“EM”) value stocks versus EM equities, as global rate cuts and a more optimistic growth outlook favored long-duration growth stocks over cheap value stocks. A tactical overweight in U.S. equity volatility also detracted, as volatility declined faster than anticipated. Lastly, an overweight in European Monetary Union (“EMU”) equities versus Japanese equities detracted, as EMU equity multiples did not increase as anticipated and Japanese exporters benefited from a cheaper yen.

Contributing positions included overweights in South African 10-year bonds versus U.S. 10-year Treasury bonds, and in South African banks vs. EM equities. Other contributors included an overweight in EMU banks versus EMU equities, given reaccelerating EMU growth and falling EMU inflation. An overweight in the Turkish lira versus the U.S. dollar, another contributor, benefited from a material decline in Turkish inflation and more orthodox monetary policy from the Turkish central bank.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	MSCI All Country World Index	Transamerica Morgan Stanley Global Allocation VP Blended Benchmark
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,993	$9,844	$9,919
2/28/2015	$10,330	$10,392	$10,207
3/31/2015	$10,261	$10,231	$10,097
4/30/2015	$10,440	$10,527	$10,271
5/31/2015	$10,467	$10,514	$10,235
6/30/2015	$10,275	$10,266	$10,087
7/31/2015	$10,268	$10,355	$10,193
8/31/2015	$9,908	$9,646	$9,808
9/30/2015	$9,608	$9,296	$9,644
10/31/2015	$10,047	$10,026	$10,100
11/30/2015	$9,993	$9,943	$10,007
12/31/2015	$9,877	$9,764	$9,922
1/31/2016	$9,531	$9,175	$9,655
2/29/2016	$9,446	$9,112	$9,698
3/31/2016	$9,846	$9,787	$10,185
4/30/2016	$9,947	$9,931	$10,296
5/31/2016	$9,939	$9,944	$10,280
6/30/2016	$9,931	$9,884	$10,360
7/31/2016	$10,239	$10,310	$10,636
8/31/2016	$10,265	$10,344	$10,613
9/30/2016	$10,304	$10,408	$10,671
10/31/2016	$10,195	$10,231	$10,469
11/30/2016	$10,211	$10,309	$10,394
12/31/2016	$10,328	$10,531	$10,523
1/31/2017	$10,499	$10,819	$10,710
2/28/2017	$10,678	$11,123	$10,916
3/31/2017	$10,763	$11,259	$10,991
4/30/2017	$10,895	$11,434	$11,138
5/31/2017	$11,059	$11,687	$11,337
6/30/2017	$11,082	$11,740	$11,356
7/31/2017	$11,300	$12,068	$11,588
8/31/2017	$11,352	$12,114	$11,651
9/30/2017	$11,493	$12,605	$11,874
10/31/2017	$11,635	$12,849	$12,063
12/31/2017	$11,721	$13,056	$12,175
1/31/2018	$12,138	$13,793	$12,596
2/28/2018	$11,760	$13,213	$12,268
3/31/2018	$11,658	$12,930	$12,168
4/30/2018	$11,611	$13,054	$12,169
5/31/2018	$11,587	$13,070	$12,178
6/30/2018	$11,540	$12,999	$12,148
7/31/2018	$11,752	$13,392	$12,374
8/31/2018	$11,777	$13,497	$12,469
9/30/2018	$11,720	$13,555	$12,480
10/31/2018	$11,158	$12,540	$11,905
11/30/2018	$11,286	$12,723	$12,026
12/31/2018	$10,828	$11,827	$11,606
1/31/2019	$11,375	$12,761	$12,198
2/28/2019	$11,511	$13,102	$12,367
3/31/2019	$11,632	$13,267	$12,524
4/30/2019	$11,841	$13,715	$12,777
5/31/2019	$11,519	$12,901	$12,421
6/30/2019	$11,986	$13,746	$13,008
7/31/2019	$11,953	$13,786	$13,017
8/31/2019	$11,956	$13,459	$12,972
9/30/2019	$12,040	$13,742	$13,101
10/31/2019	$12,303	$14,119	$13,340
11/30/2019	$12,464	$14,463	$13,495
12/31/2019	$12,760	$14,973	$13,787
1/31/2020	$12,777	$14,807	$13,785
2/29/2020	$12,227	$13,611	$13,154
3/31/2020	$11,125	$11,774	$12,128
4/30/2020	$12,006	$13,035	$12,941
5/31/2020	$12,371	$13,602	$13,301
6/30/2020	$12,727	$14,036	$13,604
7/31/2020	$13,286	$14,779	$14,209
8/31/2020	$13,795	$15,683	$14,722
9/30/2020	$13,494	$15,178	$14,416
10/31/2020	$13,325	$14,809	$14,211
11/30/2020	$14,621	$16,634	$15,366
12/31/2020	$15,100	$17,406	$15,876
1/31/2021	$15,189	$17,327	$15,777
2/28/2021	$15,384	$17,728	$15,888
3/31/2021	$15,500	$18,202	$16,020
4/30/2021	$15,988	$18,998	$16,521
5/31/2021	$16,281	$19,293	$16,738
6/30/2021	$16,139	$19,548	$16,811
7/31/2021	$16,210	$19,682	$16,970
8/31/2021	$16,316	$20,175	$17,197
9/30/2021	$15,928	$19,342	$16,648
10/31/2021	$16,248	$20,329	$17,142
11/30/2021	$16,025	$19,839	$16,874
12/31/2021	$16,335	$20,633	$17,270
1/31/2022	$15,850	$19,620	$16,619
2/28/2022	$15,656	$19,113	$16,283
3/31/2022	$15,656	$19,527	$16,296
4/30/2022	$14,618	$17,964	$15,156
5/31/2022	$14,705	$17,985	$15,183
6/30/2022	$13,532	$16,469	$14,220
7/31/2022	$14,075	$17,619	$14,937
8/31/2022	$13,480	$16,970	$14,372
9/30/2022	$12,358	$15,346	$13,251
10/31/2022	$12,797	$16,272	$13,694
11/30/2022	$13,630	$17,534	$14,589
12/31/2022	$13,434	$16,844	$14,276
1/31/2023	$14,267	$18,051	$15,078
2/28/2023	$13,792	$17,534	$14,618
3/31/2023	$14,082	$18,075	$15,073
4/30/2023	$14,151	$18,334	$15,230
5/31/2023	$13,931	$18,138	$15,013
6/30/2023	$14,382	$19,191	$15,535
7/31/2023	$14,799	$19,894	$15,920
8/31/2023	$14,480	$19,338	$15,566
9/30/2023	$13,915	$18,538	$14,998
10/31/2023	$13,591	$17,981	$14,655
11/30/2023	$14,600	$19,640	$15,762
12/31/2023	$15,272	$20,584	$16,479
1/31/2024	$15,200	$20,704	$16,446
2/29/2024	$15,368	$21,593	$16,787
3/31/2024	$15,716	$22,271	$17,140
4/30/2024	$15,248	$21,536	$16,627
5/31/2024	$15,752	$22,411	$17,120
6/30/2024	$15,908	$22,910	$17,358
7/31/2024	$16,281	$23,279	$17,718
8/31/2024	$16,609	$23,870	$18,156
9/30/2024	$16,899	$24,425	$18,532
10/31/2024	$16,408	$23,877	$18,034
11/30/2024	$16,798	$24,770	$18,464
12/31/2024	$16,320	$24,183	$18,043

Average Annual Return [Table Text Block]
I3DC2	1 Year	5 Years	10 Years
Service Class	6.78%	5.04%	5.02%
MSCI All Country World IndexFootnote Reference(a)	17.49%	10.06%	9.23%
Transamerica Morgan Stanley Global Allocation VP Blended BenchmarkFootnote Reference(b)	9.49%	5.53%	6.08%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 932,597,291
Holdings Count | Holding	1,443
Advisory Fees Paid, Amount	$ 6,523,613
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$932,597,291
Number of Portfolio Holdings	1,443
Portfolio Turnover Rate	59%
Total Advisory Fees Paid (net of waivers and reimbursements)	$6,523,613

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks	37.9%
Foreign Government Obligations	18.4
Repurchase Agreements	17.6
Corporate Debt Securities	9.0
U.S. Government Obligations	6.8
U.S. Government Agency Obligations	4.9
Mortgage-Backed Securities	2.8
Short-Term U.S. Government Obligations	1.9
Other Investment Company	1.2
Asset-Backed Securities	0.2
Municipal Government Obligations	0.1
Preferred Stocks	0.0Footnote Reference*
Warrants	0.0
Convertible Bonds	0.0
Net Other Assets (Liabilities)Footnote Reference^	(0.8)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Inflation-Protected Indexed Notes, 1.88%, 07/15/2034	2.2%
Apple, Inc.	1.8
NVIDIA Corp.	1.6
Microsoft Corp.	1.4
U.S. Treasury Bills, 4.62%, 01/09/2025	1.3
China Government Bonds, 3.27%, 11/19/2030	1.3
Republic of South Africa Government Bonds, 8.88%, 02/28/2035	1.1
Amazon.com, Inc.	1.0
Federal National Mortgage Association, 3.00%, 01/01/2053	1.0
U.S. Treasury Notes, 1.13%, 10/31/2026	1.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000197833
Shareholder Report [Line Items]
Fund Name	Transamerica MSCI EAFE Index VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$18	0.18%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio seeks an investment return that approximates as closely as practicable, before expenses, the performance of the Portfolio’s benchmark, the MSCI EAFE Index (“Index”). Large capitalization U.S. stocks, as measured by the S&P 500® Index, returned 25.02% for the fiscal year ended December 31, 2024, outpacing developed market stocks outside of North America, as measured by the Index, which returned 4.35% in U.S. dollar terms.

On a sector basis, the financials, information technology, and industrials sectors led during the fiscal year and contributed the most to the Portfolio’s performance. For the period, the consumer staples, basic materials, and energy sectors lagged the Index and detracted from the Portfolio’s performance.

On a country basis, Japan, the United Kingdom, and Germany contributed the most to the Portfolio’s performance over the fiscal year, while France, Denmark, and Switzerland detracted the most from the Portfolio’s returns.

On an individual security level, the top positive contributors to the Portfolio’s performance during the fiscal year were SAP SE, HSBC Holdings PLC, and Hitachi Ltd. The top detractors from the Portfolio’s performance during the period were Nestle SA, Novo Nordsik AS, and BHP Group Ltd.

The Portfolio used index futures in order to maximize liquidity and minimize transaction costs during the fiscal year, which detracted from Portfolio performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Initial Class	MSCI EAFE Index
1/12/2018	$10,000	$10,000
1/31/2018	$10,060	$10,192
2/28/2018	$9,552	$9,733
3/31/2018	$9,483	$9,568
4/30/2018	$9,647	$9,796
5/31/2018	$9,440	$9,589
6/30/2018	$9,328	$9,475
7/31/2018	$9,552	$9,709
8/31/2018	$9,340	$9,523
9/30/2018	$9,436	$9,609
10/31/2018	$8,664	$8,845
11/30/2018	$8,673	$8,835
12/31/2018	$8,257	$8,408
1/31/2019	$8,777	$8,962
2/28/2019	$9,002	$9,192
3/31/2019	$9,072	$9,260
4/30/2019	$9,340	$9,529
5/31/2019	$8,872	$9,085
6/30/2019	$9,401	$9,627
7/31/2019	$9,210	$9,506
8/31/2019	$9,034	$9,261
9/30/2019	$9,289	$9,531
10/31/2019	$9,631	$9,874
11/30/2019	$9,728	$9,987
12/31/2019	$10,018	$10,313
1/31/2020	$9,763	$10,099
2/29/2020	$8,972	$9,187
3/31/2020	$7,698	$7,970
4/30/2020	$8,208	$8,492
5/31/2020	$8,612	$8,867
6/30/2020	$8,946	$9,172
7/31/2020	$9,122	$9,388
8/31/2020	$9,570	$9,872
9/30/2020	$9,346	$9,620
10/31/2020	$8,970	$9,236
11/30/2020	$10,322	$10,669
12/31/2020	$10,832	$11,167
1/31/2021	$10,680	$11,049
2/28/2021	$10,912	$11,298
3/31/2021	$11,190	$11,569
4/30/2021	$11,539	$11,927
5/31/2021	$11,978	$12,327
6/30/2021	$11,790	$12,192
7/31/2021	$11,897	$12,285
8/31/2021	$12,088	$12,503
9/30/2021	$11,678	$12,149
10/31/2021	$12,024	$12,451
11/30/2021	$11,497	$11,873
12/31/2021	$12,051	$12,482
1/31/2022	$11,587	$11,880
2/28/2022	$11,260	$11,671
3/31/2022	$11,224	$11,759
4/30/2022	$10,487	$11,009
5/31/2022	$10,687	$11,107
6/30/2022	$9,732	$10,079
7/31/2022	$10,232	$10,582
8/31/2022	$9,625	$10,080
9/30/2022	$8,721	$9,142
10/31/2022	$9,230	$9,635
11/30/2022	$10,500	$10,721
12/31/2022	$10,330	$10,733
1/31/2023	$11,196	$11,603
2/28/2023	$10,867	$11,362
3/31/2023	$11,196	$11,659
4/30/2023	$11,506	$12,000
5/31/2023	$11,055	$11,507
6/30/2023	$11,544	$12,034
7/31/2023	$11,845	$12,425
8/31/2023	$11,419	$11,951
9/30/2023	$11,014	$11,548
10/31/2023	$10,648	$11,081
11/30/2023	$11,535	$12,111
12/31/2023	$12,181	$12,756
1/31/2024	$12,114	$12,831
2/29/2024	$12,471	$13,068
3/31/2024	$12,866	$13,512
4/30/2024	$12,461	$13,181
5/31/2024	$13,107	$13,708
6/30/2024	$12,828	$13,490
7/31/2024	$13,194	$13,887
8/31/2024	$13,643	$14,340
9/30/2024	$13,713	$14,479
10/31/2024	$12,981	$13,693
11/30/2024	$12,962	$13,618
12/31/2024	$12,586	$13,311

Average Annual Return [Table Text Block]
I9CL1	1 Year	5 Years	Since Inception 1/12/18
Initial Class	3.32%	4.67%	3.36%
MSCI EAFE IndexFootnote Reference(a)	4.35%	5.24%	4.19%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 96,730,987
Holdings Count | Holding	724
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$96,730,987
Number of Portfolio Holdings	724
Portfolio Turnover Rate	3%
Total Advisory Fees Paid (net of waivers and reimbursements)	$0

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	21.3%
Industrials	17.3
Health Care	12.1
Consumer Discretionary	10.8
Information Technology	8.6
Consumer Staples	8.1
Materials	5.9
Communication Services	4.7
Energy	3.5
Utilities	3.1
Real Estate	1.9
Repurchase Agreements	1.9
Preferred Stocks	0.3
Net Other Assets (Liabilities)Footnote Reference^	0.5
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Credit Ratings Selection [Text Block]

Top Country Allocation (Percentage of Net Assets)

Japan	22.5%
United Kingdom	13.9
France	10.6
Switzerland	9.9
Germany	9.0
Australia	7.0
Netherlands	4.7
Sweden	3.5
Denmark	2.8
Spain	2.6

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

ASML Holding NV	1.7%
Novo Nordisk AS, Class B	1.7
SAP SE	1.6
Nestle SA	1.3
AstraZeneca PLC	1.2
Toyota Motor Corp.	1.2
Roche Holding AG	1.2
Shell PLC	1.2
Novartis AG	1.2
LVMH Moet Hennessy Louis Vuitton SE	1.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000182874
Shareholder Report [Line Items]
Fund Name	Transamerica MSCI EAFE Index VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$44	0.43%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio seeks an investment return that approximates as closely as practicable, before expenses, the performance of the Portfolio’s benchmark, the MSCI EAFE Index (“Index”). Large capitalization U.S. stocks, as measured by the S&P 500® Index, returned 25.02% for the fiscal year ended December 31, 2024, outpacing developed market stocks outside of North America, as measured by the Index, which returned 4.35% in U.S. dollar terms.

On a sector basis, the financials, information technology, and industrials sectors led during the fiscal year and contributed the most to the Portfolio’s performance. For the period, the consumer staples, basic materials, and energy sectors lagged the Index and detracted from the Portfolio’s performance.

On a country basis, Japan, the United Kingdom, and Germany contributed the most to the Portfolio’s performance over the fiscal year, while France, Denmark, and Switzerland detracted the most from the Portfolio’s returns.

On an individual security level, the top positive contributors to the Portfolio’s performance during the fiscal year were SAP SE, HSBC Holdings PLC, and Hitachi Ltd. The top detractors from the Portfolio’s performance during the period were Nestle SA, Novo Nordsik AS, and BHP Group Ltd.

The Portfolio used index futures in order to maximize liquidity and minimize transaction costs during the fiscal year, which detracted from Portfolio performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	MSCI EAFE Index
5/1/2017	$10,000	$10,000
6/30/2017	$10,250	$10,381
7/31/2017	$10,230	$10,365
8/31/2017	$10,530	$10,665
9/30/2017	$10,490	$10,662
10/31/2017	$10,880	$11,099
11/30/2017	$10,960	$11,217
12/31/2017	$11,150	$11,399
1/31/2018	$11,680	$11,971
2/28/2018	$11,090	$11,433
3/31/2018	$11,010	$11,238
4/30/2018	$11,190	$11,507
5/31/2018	$10,950	$11,264
6/30/2018	$10,820	$11,129
7/31/2018	$11,070	$11,404
8/31/2018	$10,820	$11,185
9/30/2018	$10,931	$11,287
10/31/2018	$10,046	$10,390
11/30/2018	$10,046	$10,378
12/31/2018	$9,563	$9,876
1/31/2019	$10,156	$10,527
2/28/2019	$10,418	$10,797
3/31/2019	$10,498	$10,876
4/30/2019	$10,810	$11,193
5/31/2019	$10,267	$10,671
6/30/2019	$10,870	$11,308
7/31/2019	$10,649	$11,165
8/31/2019	$10,440	$10,878
9/30/2019	$10,746	$11,195
10/31/2019	$11,133	$11,598
11/30/2019	$11,245	$11,731
12/31/2019	$11,581	$12,114
1/31/2020	$11,275	$11,862
2/29/2020	$10,359	$10,791
3/31/2020	$8,892	$9,362
4/30/2020	$9,473	$9,974
5/31/2020	$9,941	$10,415
6/30/2020	$10,318	$10,773
7/31/2020	$10,522	$11,027
8/31/2020	$11,035	$11,595
9/30/2020	$10,776	$11,299
10/31/2020	$10,341	$10,849
11/30/2020	$11,895	$12,532
12/31/2020	$12,486	$13,117
1/31/2021	$12,310	$12,978
2/28/2021	$12,569	$13,271
3/31/2021	$12,880	$13,589
4/30/2021	$13,284	$14,009
5/31/2021	$13,791	$14,479
6/30/2021	$13,574	$14,320
7/31/2021	$13,688	$14,430
8/31/2021	$13,906	$14,685
9/30/2021	$13,433	$14,270
10/31/2021	$13,822	$14,624
11/30/2021	$13,212	$13,946
12/31/2021	$13,853	$14,661
1/31/2022	$13,317	$13,954
2/28/2022	$12,939	$13,709
3/31/2022	$12,886	$13,812
4/30/2022	$12,045	$12,931
5/31/2022	$12,276	$13,046
6/30/2022	$11,173	$11,838
7/31/2022	$11,740	$12,429
8/31/2022	$11,049	$11,840
9/30/2022	$9,997	$10,738
10/31/2022	$10,594	$11,317
11/30/2022	$12,047	$12,593
12/31/2022	$11,852	$12,607
1/31/2023	$12,828	$13,629
2/28/2023	$12,459	$13,346
3/31/2023	$12,828	$13,694
4/30/2023	$13,185	$14,095
5/31/2023	$12,654	$13,517
6/30/2023	$13,218	$14,136
7/31/2023	$13,565	$14,595
8/31/2023	$13,067	$14,037
9/30/2023	$12,601	$13,564
10/31/2023	$12,179	$13,015
11/30/2023	$13,189	$14,225
12/31/2023	$13,921	$14,984
1/31/2024	$13,854	$15,071
2/29/2024	$14,253	$15,349
3/31/2024	$14,697	$15,872
4/30/2024	$14,242	$15,482
5/31/2024	$14,974	$16,101
6/30/2024	$14,653	$15,845
7/31/2024	$15,063	$16,312
8/31/2024	$15,584	$16,844
9/30/2024	$15,652	$17,006
10/31/2024	$14,813	$16,084
11/30/2024	$14,790	$15,995
12/31/2024	$14,359	$15,635

Average Annual Return [Table Text Block]
I9CL2	1 Year	5 Years	Since Inception 5/1/17
Service Class	3.15%	4.39%	4.83%
MSCI EAFE IndexFootnote Reference(a)	4.35%	5.24%	6.00%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 96,730,987
Holdings Count | Holding	724
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$96,730,987
Number of Portfolio Holdings	724
Portfolio Turnover Rate	3%
Total Advisory Fees Paid (net of waivers and reimbursements)	$0

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	21.3%
Industrials	17.3
Health Care	12.1
Consumer Discretionary	10.8
Information Technology	8.6
Consumer Staples	8.1
Materials	5.9
Communication Services	4.7
Energy	3.5
Utilities	3.1
Real Estate	1.9
Repurchase Agreements	1.9
Preferred Stocks	0.3
Net Other Assets (Liabilities)Footnote Reference^	0.5
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Credit Ratings Selection [Text Block]

Top Country Allocation (Percentage of Net Assets)

Japan	22.5%
United Kingdom	13.9
France	10.6
Switzerland	9.9
Germany	9.0
Australia	7.0
Netherlands	4.7
Sweden	3.5
Denmark	2.8
Spain	2.6

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

ASML Holding NV	1.7%
Novo Nordisk AS, Class B	1.7
SAP SE	1.6
Nestle SA	1.3
AstraZeneca PLC	1.2
Toyota Motor Corp.	1.2
Roche Holding AG	1.2
Shell PLC	1.2
Novartis AG	1.2
LVMH Moet Hennessy Louis Vuitton SE	1.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021483
Shareholder Report [Line Items]
Fund Name	Transamerica Multi-Managed Balanced VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$68	0.63%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, performance for the fixed-income portion of the Portfolio (the “Fixed-Income Sleeve”) relative to the Bloomberg US Aggregate Bond Index (the “Fixed-Income Benchmark”) was driven by an overweight to credit. That positioning led the Fixed-Income Sleeve  to generate additional yield and to benefit more from the positive impact on price of spread compression as compared to the Fixed-Income Benchmark. Duration and curve positioning factors also contributed to relative performance.

At a sector level, selection within investment grade corporate credit was the largest contributor to relative returns with the largest contributors to relative returns being selection within transportation, technology and insurance. The overweight allocation to asset-backed securities (“ABS”) and an off-benchmark allocation to non-agency residential mortgage-backed securities (“RMBS”) also contributed.

Selection in government securities was the largest detractor from relative performance. During the fiscal year, the Fixed-Income Sleeve held longer-duration government securities relative to the Fixed-Income Benchmark.

Stock selection in hardware & semiconductors, retail and pharma/medical technology sectors contributed to returns, while stock selection in the banks & brokers, consumer staples and telecommunications sectors detracted from the performance of the equity portion of the Portfolio during the fiscal year.

Top contributors included an underweight position relative to the S&P 500® Index (the “Equity Benchmark”) in Intel and overweight allocations in Nvidia Corp. and Howmet Aerospace, Inc. Nvidia Corp.'s stock performance has been strong, driven by record revenues and growth in data center and gaming sectors. Key product launches and artificial intelligence (“AI”) advancements have boosted investor confidence.

Top detractors included an overweight allocation in NXP Semiconductors NV and an underweight in Broadcom, Inc. and Walmart, Inc. In 2024, NXP Semiconductors NV had mixed stock performance due to fluctuating financial results. Revenue declined year-on-year in the automotive and industrial sectors, affected by inventory issues and macroeconomic factors. Despite growth in mobile and communication infrastructure, overall performance was hindered by market weaknesses.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Initial Class	S&P 500® Index	Bloomberg US Aggregate Bond Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,900	$9,700	$10,210
2/28/2015	$10,208	$10,257	$10,114
3/31/2015	$10,122	$10,095	$10,161
4/30/2015	$10,129	$10,192	$10,124
5/31/2015	$10,229	$10,323	$10,100
6/30/2015	$10,057	$10,123	$9,990
7/31/2015	$10,172	$10,335	$10,059
8/31/2015	$9,784	$9,712	$10,045
9/30/2015	$9,647	$9,471	$10,113
10/31/2015	$10,121	$10,270	$10,114
11/30/2015	$10,128	$10,301	$10,088
12/31/2015	$10,021	$10,138	$10,055
1/31/2016	$9,731	$9,635	$10,193
2/29/2016	$9,708	$9,622	$10,266
3/31/2016	$10,144	$10,275	$10,360
4/30/2016	$10,205	$10,315	$10,400
5/31/2016	$10,335	$10,500	$10,402
6/30/2016	$10,358	$10,527	$10,589
7/31/2016	$10,648	$10,915	$10,656
8/31/2016	$10,659	$10,931	$10,644
9/30/2016	$10,643	$10,933	$10,638
10/31/2016	$10,524	$10,733	$10,556
11/30/2016	$10,699	$11,131	$10,307
12/31/2016	$10,811	$11,351	$10,321
1/31/2017	$10,970	$11,566	$10,341
2/28/2017	$11,257	$12,025	$10,411
3/31/2017	$11,273	$12,039	$10,405
4/30/2017	$11,385	$12,163	$10,486
5/31/2017	$11,488	$12,334	$10,566
6/30/2017	$11,504	$12,411	$10,556
7/31/2017	$11,672	$12,666	$10,601
8/31/2017	$11,745	$12,705	$10,696
9/30/2017	$11,859	$12,967	$10,645
10/31/2017	$12,013	$13,270	$10,652
11/30/2017	$12,233	$13,677	$10,638
12/31/2017	$12,339	$13,829	$10,687
1/31/2018	$12,688	$14,621	$10,564
2/28/2018	$12,322	$14,082	$10,464
3/31/2018	$12,152	$13,724	$10,531
4/30/2018	$12,119	$13,777	$10,452
5/31/2018	$12,306	$14,108	$10,527
6/30/2018	$12,363	$14,195	$10,514
7/31/2018	$12,664	$14,724	$10,516
8/31/2018	$12,917	$15,203	$10,584
9/30/2018	$12,943	$15,290	$10,516
10/31/2018	$12,291	$14,245	$10,433
11/30/2018	$12,497	$14,535	$10,495
12/31/2018	$11,887	$13,223	$10,688
1/31/2019	$12,514	$14,282	$10,801
2/28/2019	$12,737	$14,741	$10,795
3/31/2019	$12,969	$15,027	$11,002
4/30/2019	$13,303	$15,636	$11,005
5/31/2019	$12,849	$14,642	$11,201
6/30/2019	$13,449	$15,674	$11,341
7/31/2019	$13,570	$15,899	$11,366
8/31/2019	$13,543	$15,648	$11,661
9/30/2019	$13,665	$15,940	$11,599
10/31/2019	$13,879	$16,286	$11,634
11/30/2019	$14,196	$16,877	$11,628
12/31/2019	$14,475	$17,386	$11,620
1/31/2020	$14,596	$17,379	$11,843
2/29/2020	$14,019	$15,949	$12,056
3/31/2020	$12,817	$13,979	$11,985
4/30/2020	$13,953	$15,771	$12,198
5/31/2020	$14,419	$16,522	$12,255
6/30/2020	$14,699	$16,850	$12,332
7/31/2020	$15,323	$17,801	$12,517
8/31/2020	$15,998	$19,080	$12,416
9/30/2020	$15,575	$18,355	$12,409
10/31/2020	$15,289	$17,867	$12,353
11/30/2020	$16,372	$19,823	$12,475
12/31/2020	$16,776	$20,585	$12,492
1/31/2021	$16,668	$20,377	$12,402
2/28/2021	$16,815	$20,939	$12,223
3/31/2021	$17,239	$21,856	$12,071
4/30/2021	$17,898	$23,022	$12,166
5/31/2021	$17,997	$23,183	$12,206
6/30/2021	$18,312	$23,724	$12,291
7/31/2021	$18,656	$24,288	$12,429
8/31/2021	$18,951	$25,026	$12,405
9/30/2021	$18,310	$23,863	$12,298
10/31/2021	$19,161	$25,534	$12,294
11/30/2021	$19,119	$25,357	$12,331
12/31/2021	$19,634	$26,494	$12,299
1/31/2022	$18,899	$25,123	$12,034
2/28/2022	$18,489	$24,371	$11,900
3/31/2022	$18,678	$25,276	$11,569
4/30/2022	$17,417	$23,071	$11,130
5/31/2022	$17,448	$23,114	$11,202
6/30/2022	$16,460	$21,206	$11,026
7/31/2022	$17,532	$23,161	$11,296
8/31/2022	$16,909	$22,217	$10,977
9/30/2022	$15,688	$20,170	$10,502
10/31/2022	$16,293	$21,804	$10,366
11/30/2022	$17,091	$23,022	$10,748
12/31/2022	$16,438	$21,696	$10,699
1/31/2023	$17,284	$23,059	$11,028
2/28/2023	$16,885	$22,496	$10,743
3/31/2023	$17,417	$23,322	$11,016
4/30/2023	$17,634	$23,686	$11,083
5/31/2023	$17,634	$23,789	$10,962
6/30/2023	$18,335	$25,361	$10,923
7/31/2023	$18,698	$26,176	$10,915
8/31/2023	$18,513	$25,759	$10,846
9/30/2023	$17,802	$24,531	$10,570
10/31/2023	$17,472	$24,015	$10,403
11/30/2023	$18,729	$26,208	$10,874
12/31/2023	$19,516	$27,399	$11,291
1/31/2024	$19,732	$27,859	$11,260
2/29/2024	$20,278	$29,347	$11,100
3/31/2024	$20,761	$30,291	$11,203
4/30/2024	$20,075	$29,054	$10,920
5/31/2024	$20,812	$30,494	$11,105
6/30/2024	$21,383	$31,589	$11,210
7/31/2024	$21,650	$31,973	$11,472
8/31/2024	$22,121	$32,749	$11,637
9/30/2024	$22,486	$33,448	$11,793
10/31/2024	$22,175	$33,145	$11,500
11/30/2024	$22,986	$35,090	$11,622
12/31/2024	$22,432	$34,254	$11,432

Average Annual Return [Table Text Block]
IBDC1	1 Year	5 Years	10 Years
Initial Class	14.94%	9.16%	8.41%
S&P 500®IndexFootnote Reference(a)	25.02%	14.53%	13.10%
Bloomberg US Aggregate Bond IndexFootnote Reference(b)	1.25%	(0.33%)	1.35%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 1,437,499,580
Holdings Count | Holding	633
Advisory Fees Paid, Amount	$ 8,860,660
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$1,437,499,580
Number of Portfolio Holdings	633
Portfolio Turnover Rate	42%
Total Advisory Fees Paid (net of waivers and reimbursements)	$8,860,660

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks	59.6%
Corporate Debt Securities	13.1
U.S. Government Obligations	10.7
U.S. Government Agency Obligations	10.2
Commercial Paper	7.6
Mortgage-Backed Securities	2.3
Asset-Backed Securities	1.9
Repurchase Agreements	1.5
Foreign Government Obligations	0.4
Short-Term U.S. Government Obligations	0.3
Other Investment Company	0.0Footnote Reference*
Municipal Government Obligations	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(7.6)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Apple, Inc.	4.4%
NVIDIA Corp.	4.3
Microsoft Corp.	4.2
Amazon.com, Inc.	2.8
Meta Platforms, Inc., Class A	1.8
Uniform Mortgage-Backed Security, TBA, 2.50%, 01/01/2055	1.6
Alphabet, Inc., Class A	1.4
Tesla, Inc.	1.2
Uniform Mortgage-Backed Security, TBA, 3.00%, 01/01/2055	1.2
Mastercard, Inc., Class A	1.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021484
Shareholder Report [Line Items]
Fund Name	Transamerica Multi-Managed Balanced VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$94	0.88%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, performance for the fixed-income portion of the Portfolio (the “Fixed-Income Sleeve”) relative to the Bloomberg US Aggregate Bond Index (the “Fixed-Income Benchmark”) was driven by an overweight to credit. That positioning led the Fixed-Income Sleeve  to generate additional yield and to benefit more from the positive impact on price of spread compression as compared to the Fixed-Income Benchmark. Duration and curve positioning factors also contributed to relative performance.

At a sector level, selection within investment grade corporate credit was the largest contributor to relative returns with the largest contributors to relative returns being selection within transportation, technology and insurance. The overweight allocation to asset-backed securities (“ABS”) and an off-benchmark allocation to non-agency residential mortgage-backed securities (“RMBS”) also contributed.

Selection in government securities was the largest detractor from relative performance. During the fiscal year, the Fixed-Income Sleeve held longer-duration government securities relative to the Fixed-Income Benchmark.

Stock selection in hardware & semiconductors, retail and pharma/medical technology sectors contributed to returns, while stock selection in the banks & brokers, consumer staples and telecommunications sectors detracted from the performance of the equity portion of the Portfolio during the fiscal year.

Top contributors included an underweight position relative to the S&P 500® Index (the “Equity Benchmark”) in Intel and overweight allocations in Nvidia Corp. and Howmet Aerospace, Inc. Nvidia Corp.'s stock performance has been strong, driven by record revenues and growth in data center and gaming sectors. Key product launches and artificial intelligence (“AI”) advancements have boosted investor confidence.

Top detractors included an overweight allocation in NXP Semiconductors NV and an underweight in Broadcom, Inc. and Walmart, Inc. In 2024, NXP Semiconductors NV had mixed stock performance due to fluctuating financial results. Revenue declined year-on-year in the automotive and industrial sectors, affected by inventory issues and macroeconomic factors. Despite growth in mobile and communication infrastructure, overall performance was hindered by market weaknesses.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	S&P 500® Index	Bloomberg US Aggregate Bond Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,898	$9,700	$10,210
2/28/2015	$10,203	$10,257	$10,114
3/31/2015	$10,116	$10,095	$10,161
4/30/2015	$10,116	$10,192	$10,124
5/31/2015	$10,218	$10,323	$10,100
6/30/2015	$10,044	$10,123	$9,990
7/31/2015	$10,160	$10,335	$10,059
8/31/2015	$9,769	$9,712	$10,045
9/30/2015	$9,629	$9,471	$10,113
10/31/2015	$10,102	$10,270	$10,114
11/30/2015	$10,110	$10,301	$10,088
12/31/2015	$9,994	$10,138	$10,055
1/31/2016	$9,707	$9,635	$10,193
2/29/2016	$9,684	$9,622	$10,266
3/31/2016	$10,110	$10,275	$10,360
4/30/2016	$10,172	$10,315	$10,400
5/31/2016	$10,296	$10,500	$10,402
6/30/2016	$10,319	$10,527	$10,589
7/31/2016	$10,606	$10,915	$10,656
8/31/2016	$10,611	$10,931	$10,644
9/30/2016	$10,595	$10,933	$10,638
10/31/2016	$10,474	$10,733	$10,556
11/30/2016	$10,644	$11,131	$10,307
12/31/2016	$10,757	$11,351	$10,321
1/31/2017	$10,910	$11,566	$10,341
2/28/2017	$11,193	$12,025	$10,411
3/31/2017	$11,209	$12,039	$10,405
4/30/2017	$11,323	$12,163	$10,486
5/31/2017	$11,420	$12,334	$10,566
6/30/2017	$11,436	$12,411	$10,556
7/31/2017	$11,597	$12,666	$10,601
8/31/2017	$11,666	$12,705	$10,696
9/30/2017	$11,774	$12,967	$10,645
10/31/2017	$11,930	$13,270	$10,652
11/30/2017	$12,144	$13,677	$10,638
12/31/2017	$12,243	$13,829	$10,687
1/31/2018	$12,589	$14,621	$10,564
2/28/2018	$12,227	$14,082	$10,464
3/31/2018	$12,045	$13,724	$10,531
4/30/2018	$12,021	$13,777	$10,452
5/31/2018	$12,202	$14,108	$10,527
6/30/2018	$12,251	$14,195	$10,514
7/31/2018	$12,548	$14,724	$10,516
8/31/2018	$12,799	$15,203	$10,584
9/30/2018	$12,825	$15,290	$10,516
10/31/2018	$12,173	$14,245	$10,433
11/30/2018	$12,373	$14,535	$10,495
12/31/2018	$11,765	$13,223	$10,688
1/31/2019	$12,390	$14,282	$10,801
2/28/2019	$12,608	$14,741	$10,795
3/31/2019	$12,833	$15,027	$11,002
4/30/2019	$13,163	$15,636	$11,005
5/31/2019	$12,712	$14,642	$11,201
6/30/2019	$13,302	$15,674	$11,341
7/31/2019	$13,415	$15,899	$11,366
8/31/2019	$13,381	$15,648	$11,661
9/30/2019	$13,503	$15,940	$11,599
10/31/2019	$13,710	$16,286	$11,634
11/30/2019	$14,021	$16,877	$11,628
12/31/2019	$14,294	$17,386	$11,620
1/31/2020	$14,407	$17,379	$11,843
2/29/2020	$13,842	$15,949	$12,056
3/31/2020	$12,646	$13,979	$11,985
4/30/2020	$13,767	$15,771	$12,198
5/31/2020	$14,228	$16,522	$12,255
6/30/2020	$14,492	$16,850	$12,332
7/31/2020	$15,104	$17,801	$12,517
8/31/2020	$15,769	$19,080	$12,416
9/30/2020	$15,351	$18,355	$12,409
10/31/2020	$15,073	$17,867	$12,353
11/30/2020	$16,127	$19,823	$12,475
12/31/2020	$16,525	$20,585	$12,492
1/31/2021	$16,415	$20,377	$12,402
2/28/2021	$16,554	$20,939	$12,223
3/31/2021	$16,972	$21,856	$12,071
4/30/2021	$17,618	$23,022	$12,166
5/31/2021	$17,708	$23,183	$12,206
6/30/2021	$18,016	$23,724	$12,291
7/31/2021	$18,354	$24,288	$12,429
8/31/2021	$18,641	$25,026	$12,405
9/30/2021	$18,005	$23,863	$12,298
10/31/2021	$18,832	$25,534	$12,294
11/30/2021	$18,790	$25,357	$12,331
12/31/2021	$19,299	$26,494	$12,299
1/31/2022	$18,567	$25,123	$12,034
2/28/2022	$18,153	$24,371	$11,900
3/31/2022	$18,334	$25,276	$11,569
4/30/2022	$17,092	$23,071	$11,130
5/31/2022	$17,135	$23,114	$11,202
6/30/2022	$16,148	$21,206	$11,026
7/31/2022	$17,209	$23,161	$11,296
8/31/2022	$16,593	$22,217	$10,977
9/30/2022	$15,384	$20,170	$10,502
10/31/2022	$15,970	$21,804	$10,366
11/30/2022	$16,752	$23,022	$10,748
12/31/2022	$16,117	$21,696	$10,699
1/31/2023	$16,935	$23,059	$11,028
2/28/2023	$16,544	$22,496	$10,743
3/31/2023	$17,057	$23,322	$11,016
4/30/2023	$17,277	$23,686	$11,083
5/31/2023	$17,265	$23,789	$10,962
6/30/2023	$17,948	$25,361	$10,923
7/31/2023	$18,302	$26,176	$10,915
8/31/2023	$18,114	$25,759	$10,846
9/30/2023	$17,410	$24,531	$10,570
10/31/2023	$17,090	$24,015	$10,403
11/30/2023	$18,319	$26,208	$10,874
12/31/2023	$19,088	$27,399	$11,291
1/31/2024	$19,293	$27,859	$11,260
2/29/2024	$19,818	$29,347	$11,100
3/31/2024	$20,280	$30,291	$11,203
4/30/2024	$19,613	$29,054	$10,920
5/31/2024	$20,331	$30,494	$11,105
6/30/2024	$20,869	$31,589	$11,210
7/31/2024	$21,138	$31,973	$11,472
8/31/2024	$21,597	$32,749	$11,637
9/30/2024	$21,951	$33,448	$11,793
10/31/2024	$21,638	$33,145	$11,500
11/30/2024	$22,415	$35,090	$11,622
12/31/2024	$21,883	$34,254	$11,432

Average Annual Return [Table Text Block]
IBDC2	1 Year	5 Years	10 Years
Service Class	14.64%	8.89%	8.15%
S&P 500®IndexFootnote Reference(a)	25.02%	14.53%	13.10%
Bloomberg US Aggregate Bond IndexFootnote Reference(b)	1.25%	(0.33%)	1.35%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 1,437,499,580
Holdings Count | Holding	633
Advisory Fees Paid, Amount	$ 8,860,660
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$1,437,499,580
Number of Portfolio Holdings	633
Portfolio Turnover Rate	42%
Total Advisory Fees Paid (net of waivers and reimbursements)	$8,860,660

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks	59.6%
Corporate Debt Securities	13.1
U.S. Government Obligations	10.7
U.S. Government Agency Obligations	10.2
Commercial Paper	7.6
Mortgage-Backed Securities	2.3
Asset-Backed Securities	1.9
Repurchase Agreements	1.5
Foreign Government Obligations	0.4
Short-Term U.S. Government Obligations	0.3
Other Investment Company	0.0Footnote Reference*
Municipal Government Obligations	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(7.6)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Apple, Inc.	4.4%
NVIDIA Corp.	4.3
Microsoft Corp.	4.2
Amazon.com, Inc.	2.8
Meta Platforms, Inc., Class A	1.8
Uniform Mortgage-Backed Security, TBA, 2.50%, 01/01/2055	1.6
Alphabet, Inc., Class A	1.4
Tesla, Inc.	1.2
Uniform Mortgage-Backed Security, TBA, 3.00%, 01/01/2055	1.2
Mastercard, Inc., Class A	1.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000099475
Shareholder Report [Line Items]
Fund Name	Transamerica PineBridge Inflation Opportunities VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$54	0.53%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Bloomberg US Treasury Inflation Protected Securities Index (“Index”), a benchmark of the Portfolio, returned 1.83% for the fiscal year ended December 31, 2024. The primary contributor to Portfolio performance relative to the Index over the period was the Portfolio’s holdings in Japanese inflation-linked bonds hedged back to the U.S. Dollar (“USD”) which was driven by the relative yield advantage to comparable U.S. Treasury Inflation Protected Securities (“U.S. TIPS”) held by the Index. The Portfolio held the Japanese positions on the expectation of higher inflation in Japan, as well as the yield advantage once the Yen exposed bonds were hedged back to USD. While the Portfolio’s nominal overweight to these bonds was a slight detractor to performance in the period, the yields after hedging back to USD were higher than comparable inflation-linked bonds denominated in USD. Additionally, the Portfolio’s European inflation-linked bonds hedged back to USD provided a positive contribution over the period given the yield advantage over similar USD denominated bonds, but to a lesser extent. Security selection within U.S. TIPS also contributed to the Portfolio’s performance, as the Portfolio was slightly overweight duration in these securities over the period, and the longer dated U.S. TIPS outperformed the Index.

The Portfolio’s overweight to European, United Kingdom, and Australian inflation-linked bonds was the primary detractor from the Portfolio’s performance over the period. The Portfolio’s exposure to these non-U.S. inflation-linked securities was partially offset by the Portfolio’s overweight to corporate industrial and financial bonds, which outperformed due to corporate spreads tightening over the period.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Initial Class	Bloomberg US Universal Bond Index	Bloomberg US Treasury Inflation Protected Securities Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,161	$10,190	$10,315
2/28/2015	$10,111	$10,131	$10,191
3/31/2015	$10,080	$10,173	$10,142
4/30/2015	$10,141	$10,161	$10,217
5/31/2015	$10,060	$10,143	$10,133
6/30/2015	$9,980	$10,030	$10,034
7/31/2015	$9,960	$10,088	$10,055
8/31/2015	$9,885	$10,059	$9,978
9/30/2015	$9,824	$10,098	$9,920
10/31/2015	$9,875	$10,130	$9,945
11/30/2015	$9,854	$10,093	$9,935
12/31/2015	$9,732	$10,043	$9,856
1/31/2016	$9,783	$10,154	$10,003
2/29/2016	$9,854	$10,226	$10,114
3/31/2016	$10,038	$10,351	$10,296
4/30/2016	$10,099	$10,422	$10,331
5/31/2016	$10,048	$10,430	$10,258
6/30/2016	$10,222	$10,614	$10,471
7/31/2016	$10,293	$10,701	$10,562
8/31/2016	$10,297	$10,713	$10,515
9/30/2016	$10,338	$10,715	$10,573
10/31/2016	$10,297	$10,644	$10,530
11/30/2016	$10,122	$10,405	$10,328
12/31/2016	$10,132	$10,436	$10,318
1/31/2017	$10,215	$10,472	$10,405
2/28/2017	$10,256	$10,553	$10,453
3/31/2017	$10,246	$10,550	$10,448
4/30/2017	$10,318	$10,637	$10,510
5/31/2017	$10,338	$10,719	$10,505
6/30/2017	$10,277	$10,710	$10,406
7/31/2017	$10,328	$10,764	$10,452
8/31/2017	$10,406	$10,856	$10,563
9/30/2017	$10,365	$10,818	$10,496
10/31/2017	$10,396	$10,831	$10,518
11/30/2017	$10,417	$10,815	$10,532
12/31/2017	$10,479	$10,863	$10,628
1/31/2018	$10,448	$10,758	$10,537
2/28/2018	$10,365	$10,656	$10,434
3/31/2018	$10,437	$10,710	$10,544
4/30/2018	$10,417	$10,638	$10,538
5/31/2018	$10,417	$10,696	$10,583
6/30/2018	$10,437	$10,681	$10,626
7/31/2018	$10,437	$10,703	$10,574
8/31/2018	$10,460	$10,756	$10,651
9/30/2018	$10,407	$10,710	$10,538
10/31/2018	$10,291	$10,620	$10,388
11/30/2018	$10,291	$10,668	$10,437
12/31/2018	$10,344	$10,835	$10,494
1/31/2019	$10,502	$10,984	$10,635
2/28/2019	$10,513	$10,996	$10,634
3/31/2019	$10,724	$11,195	$10,829
4/30/2019	$10,766	$11,210	$10,865
5/31/2019	$10,882	$11,382	$11,045
6/30/2019	$10,977	$11,543	$11,140
7/31/2019	$11,051	$11,578	$11,179
8/31/2019	$11,255	$11,840	$11,445
9/30/2019	$11,158	$11,788	$11,289
10/31/2019	$11,169	$11,826	$11,318
11/30/2019	$11,180	$11,824	$11,335
12/31/2019	$11,212	$11,842	$11,378
1/31/2020	$11,429	$12,054	$11,617
2/29/2020	$11,537	$12,235	$11,778
3/31/2020	$11,006	$11,996	$11,571
4/30/2020	$11,375	$12,236	$11,893
5/31/2020	$11,472	$12,350	$11,929
6/30/2020	$11,635	$12,453	$12,062
7/31/2020	$11,905	$12,672	$12,339
8/31/2020	$11,969	$12,599	$12,474
9/30/2020	$11,969	$12,576	$12,428
10/31/2020	$11,913	$12,531	$12,347
11/30/2020	$12,101	$12,695	$12,486
12/31/2020	$12,222	$12,739	$12,629
1/31/2021	$12,222	$12,659	$12,671
2/28/2021	$12,013	$12,495	$12,467
3/31/2021	$12,035	$12,350	$12,443
4/30/2021	$12,178	$12,454	$12,617
5/31/2021	$12,300	$12,501	$12,770
6/30/2021	$12,377	$12,592	$12,847
7/31/2021	$12,619	$12,719	$13,190
8/31/2021	$12,609	$12,710	$13,167
9/30/2021	$12,520	$12,602	$13,073
10/31/2021	$12,620	$12,591	$13,221
11/30/2021	$12,688	$12,607	$13,339
12/31/2021	$12,721	$12,598	$13,382
1/31/2022	$12,497	$12,322	$13,111
2/28/2022	$12,486	$12,154	$13,223
3/31/2022	$12,386	$11,828	$12,977
4/30/2022	$12,095	$11,387	$12,712
5/31/2022	$11,972	$11,449	$12,586
6/30/2022	$11,658	$11,221	$12,187
7/31/2022	$12,050	$11,503	$12,718
8/31/2022	$11,784	$11,204	$12,380
9/30/2022	$11,131	$10,721	$11,560
10/31/2022	$11,224	$10,603	$11,704
11/30/2022	$11,469	$10,999	$11,918
12/31/2022	$11,422	$10,961	$11,796
1/31/2023	$11,655	$11,301	$12,013
2/28/2023	$11,539	$11,024	$11,848
3/31/2023	$11,772	$11,282	$12,190
4/30/2023	$11,784	$11,351	$12,204
5/31/2023	$11,702	$11,233	$12,057
6/30/2023	$11,714	$11,216	$12,017
7/31/2023	$11,737	$11,227	$12,032
8/31/2023	$11,686	$11,160	$11,925
9/30/2023	$11,475	$10,893	$11,705
10/31/2023	$11,401	$10,730	$11,620
11/30/2023	$11,723	$11,213	$11,934
12/31/2023	$12,070	$11,638	$12,256
1/31/2024	$12,057	$11,610	$12,277
2/29/2024	$11,971	$11,471	$12,146
3/31/2024	$12,070	$11,584	$12,246
4/30/2024	$11,871	$11,313	$12,039
5/31/2024	$12,033	$11,500	$12,246
6/30/2024	$12,132	$11,606	$12,342
7/31/2024	$12,293	$11,869	$12,562
8/31/2024	$12,422	$12,044	$12,661
9/30/2024	$12,564	$12,209	$12,851
10/31/2024	$12,409	$11,932	$12,620
11/30/2024	$12,499	$12,057	$12,681
12/31/2024	$12,319	$11,875	$12,481

Average Annual Return [Table Text Block]
I3CA1	1 Year	5 Years	10 Years
Initial Class	2.07%	1.90%	2.11%
Bloomberg US Universal Bond IndexFootnote Reference(a)	2.04%	0.06%	1.73%
Bloomberg US Treasury Inflation Protected Securities IndexFootnote Reference(b)	1.83%	1.87%	2.24%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 101,038,737
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 474,025
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$101,038,737
Number of Portfolio Holdings	92
Portfolio Turnover Rate	34%
Total Advisory Fees Paid (net of waivers and reimbursements)	$474,025
Average MaturityFootnote Reference§	7.30 years
DurationFootnote Reference†	6.42 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

U.S. Government Obligations	52.3%
Foreign Government Obligations	30.4
Corporate Debt Securities	12.4
Short-Term Investment Companies	2.0
Short-Term U.S. Government Obligations	1.0
Other Investment Company	0.6
Asset-Backed Securities	0.6
Net Other Assets (Liabilities)Footnote Reference^	0.7
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Credit Ratings Selection [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government Obligations	53.2%
AAA	9.7
AA	5.5
A	10.0
BBB	18.2
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Inflation-Protected Indexed Notes, 1.38%, 07/15/2033	5.0%
Spain Government Inflation-Linked Bonds, 1.00%, 11/30/2030	4.9
Japan Government CPI-Linked Bonds, 0.10%, 03/10/2026	4.0
Australia Government Bonds, 2.50%, 09/20/2030	3.9
U.S. Treasury Inflation-Protected Indexed Bonds, 1.50%, 02/15/2053	3.6
U.S. Treasury Inflation-Protected Indexed Notes, 0.13%, 01/15/2032	2.9
U.K. Inflation-Linked Gilt, 0.13%, 03/22/2029	2.8
U.S. Treasury Inflation-Protected Indexed Bonds, 0.75%, 02/15/2045	2.7
U.S. Treasury Inflation-Protected Indexed Bonds, 2.38%, 01/15/2027	2.7
Japan Government CPI-Linked Bonds, 0.10%, 03/10/2028	2.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000099476
Shareholder Report [Line Items]
Fund Name	Transamerica PineBridge Inflation Opportunities VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$79	0.78%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Bloomberg US Treasury Inflation Protected Securities Index (“Index”), a benchmark of the Portfolio, returned 1.83% for the fiscal year ended December 31, 2024. The primary contributor to Portfolio performance relative to the Index over the period was the Portfolio’s holdings in Japanese inflation-linked bonds hedged back to the U.S. Dollar (“USD”) which was driven by the relative yield advantage to comparable U.S. Treasury Inflation Protected Securities (“U.S. TIPS”) held by the Index. The Portfolio held the Japanese positions on the expectation of higher inflation in Japan, as well as the yield advantage once the Yen exposed bonds were hedged back to USD. While the Portfolio’s nominal overweight to these bonds was a slight detractor to performance in the period, the yields after hedging back to USD were higher than comparable inflation-linked bonds denominated in USD. Additionally, the Portfolio’s European inflation-linked bonds hedged back to USD provided a positive contribution over the period given the yield advantage over similar USD denominated bonds, but to a lesser extent. Security selection within U.S. TIPS also contributed to the Portfolio’s performance, as the Portfolio was slightly overweight duration in these securities over the period, and the longer dated U.S. TIPS outperformed the Index.

The Portfolio’s overweight to European, United Kingdom, and Australian inflation-linked bonds was the primary detractor from the Portfolio’s performance over the period. The Portfolio’s exposure to these non-U.S. inflation-linked securities was partially offset by the Portfolio’s overweight to corporate industrial and financial bonds, which outperformed due to corporate spreads tightening over the period.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	Bloomberg US Universal Bond Index	Bloomberg US Treasury Inflation Protected Securities Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,159	$10,190	$10,315
2/28/2015	$10,099	$10,131	$10,191
3/31/2015	$10,070	$10,173	$10,142
4/30/2015	$10,129	$10,161	$10,217
5/31/2015	$10,050	$10,143	$10,133
6/30/2015	$9,970	$10,030	$10,034
7/31/2015	$9,940	$10,088	$10,055
8/31/2015	$9,864	$10,059	$9,978
9/30/2015	$9,814	$10,098	$9,920
10/31/2015	$9,854	$10,130	$9,945
11/30/2015	$9,824	$10,093	$9,935
12/31/2015	$9,713	$10,043	$9,856
1/31/2016	$9,754	$10,154	$10,003
2/29/2016	$9,824	$10,226	$10,114
3/31/2016	$10,005	$10,351	$10,296
4/30/2016	$10,075	$10,422	$10,331
5/31/2016	$10,015	$10,430	$10,258
6/30/2016	$10,186	$10,614	$10,471
7/31/2016	$10,256	$10,701	$10,562
8/31/2016	$10,255	$10,713	$10,515
9/30/2016	$10,295	$10,715	$10,573
10/31/2016	$10,255	$10,644	$10,530
11/30/2016	$10,083	$10,405	$10,328
12/31/2016	$10,083	$10,436	$10,318
1/31/2017	$10,164	$10,472	$10,405
2/28/2017	$10,204	$10,553	$10,453
3/31/2017	$10,194	$10,550	$10,448
4/30/2017	$10,265	$10,637	$10,510
5/31/2017	$10,275	$10,719	$10,505
6/30/2017	$10,214	$10,710	$10,406
7/31/2017	$10,265	$10,764	$10,452
8/31/2017	$10,338	$10,856	$10,563
9/30/2017	$10,297	$10,818	$10,496
10/31/2017	$10,327	$10,831	$10,518
11/30/2017	$10,338	$10,815	$10,532
12/31/2017	$10,398	$10,863	$10,628
1/31/2018	$10,368	$10,758	$10,537
2/28/2018	$10,287	$10,656	$10,434
3/31/2018	$10,358	$10,710	$10,544
4/30/2018	$10,338	$10,638	$10,538
5/31/2018	$10,338	$10,696	$10,583
6/30/2018	$10,358	$10,681	$10,626
7/31/2018	$10,348	$10,703	$10,574
8/31/2018	$10,361	$10,756	$10,651
9/30/2018	$10,310	$10,710	$10,538
10/31/2018	$10,196	$10,620	$10,388
11/30/2018	$10,196	$10,668	$10,437
12/31/2018	$10,238	$10,835	$10,494
1/31/2019	$10,403	$10,984	$10,635
2/28/2019	$10,413	$10,996	$10,634
3/31/2019	$10,609	$11,195	$10,829
4/30/2019	$10,660	$11,210	$10,865
5/31/2019	$10,763	$11,382	$11,045
6/30/2019	$10,856	$11,543	$11,140
7/31/2019	$10,928	$11,578	$11,179
8/31/2019	$11,119	$11,840	$11,445
9/30/2019	$11,024	$11,788	$11,289
10/31/2019	$11,035	$11,826	$11,318
11/30/2019	$11,046	$11,824	$11,335
12/31/2019	$11,077	$11,842	$11,378
1/31/2020	$11,288	$12,054	$11,617
2/29/2020	$11,394	$12,235	$11,778
3/31/2020	$10,866	$11,996	$11,571
4/30/2020	$11,235	$12,236	$11,893
5/31/2020	$11,320	$12,350	$11,929
6/30/2020	$11,478	$12,453	$12,062
7/31/2020	$11,731	$12,672	$12,339
8/31/2020	$11,804	$12,599	$12,474
9/30/2020	$11,794	$12,576	$12,428
10/31/2020	$11,740	$12,531	$12,347
11/30/2020	$11,922	$12,695	$12,486
12/31/2020	$12,040	$12,739	$12,629
1/31/2021	$12,040	$12,659	$12,671
2/28/2021	$11,826	$12,495	$12,467
3/31/2021	$11,847	$12,350	$12,443
4/30/2021	$11,987	$12,454	$12,617
5/31/2021	$12,104	$12,501	$12,770
6/30/2021	$12,179	$12,592	$12,847
7/31/2021	$12,415	$12,719	$13,190
8/31/2021	$12,397	$12,710	$13,167
9/30/2021	$12,310	$12,602	$13,073
10/31/2021	$12,397	$12,591	$13,221
11/30/2021	$12,472	$12,607	$13,339
12/31/2021	$12,505	$12,598	$13,382
1/31/2022	$12,277	$12,322	$13,111
2/28/2022	$12,267	$12,154	$13,223
3/31/2022	$12,158	$11,828	$12,977
4/30/2022	$11,866	$11,387	$12,712
5/31/2022	$11,746	$11,449	$12,586
6/30/2022	$11,432	$11,221	$12,187
7/31/2022	$11,822	$11,503	$12,718
8/31/2022	$11,557	$11,204	$12,380
9/30/2022	$10,915	$10,721	$11,560
10/31/2022	$11,005	$10,603	$11,704
11/30/2022	$11,242	$10,999	$11,918
12/31/2022	$11,185	$10,961	$11,796
1/31/2023	$11,422	$11,301	$12,013
2/28/2023	$11,298	$11,024	$11,848
3/31/2023	$11,523	$11,282	$12,190
4/30/2023	$11,545	$11,351	$12,204
5/31/2023	$11,455	$11,233	$12,057
6/30/2023	$11,467	$11,216	$12,017
7/31/2023	$11,489	$11,227	$12,032
8/31/2023	$11,425	$11,160	$11,925
9/30/2023	$11,222	$10,893	$11,705
10/31/2023	$11,151	$10,730	$11,620
11/30/2023	$11,461	$11,213	$11,934
12/31/2023	$11,794	$11,638	$12,256
1/31/2024	$11,782	$11,610	$12,277
2/29/2024	$11,699	$11,471	$12,146
3/31/2024	$11,794	$11,584	$12,246
4/30/2024	$11,592	$11,313	$12,039
5/31/2024	$11,746	$11,500	$12,246
6/30/2024	$11,842	$11,606	$12,342
7/31/2024	$11,997	$11,869	$12,562
8/31/2024	$12,132	$12,044	$12,661
9/30/2024	$12,268	$12,209	$12,851
10/31/2024	$12,107	$11,932	$12,620
11/30/2024	$12,194	$12,057	$12,681
12/31/2024	$12,009	$11,875	$12,481

Average Annual Return [Table Text Block]
I3CA2	1 Year	5 Years	10 Years
Service Class	1.82%	1.63%	1.85%
Bloomberg US Universal Bond IndexFootnote Reference(a)	2.04%	0.06%	1.73%
Bloomberg US Treasury Inflation Protected Securities IndexFootnote Reference(b)	1.83%	1.87%	2.24%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 101,038,737
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 474,025
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$101,038,737
Number of Portfolio Holdings	92
Portfolio Turnover Rate	34%
Total Advisory Fees Paid (net of waivers and reimbursements)	$474,025
Average MaturityFootnote Reference§	7.30 years
DurationFootnote Reference†	6.42 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

U.S. Government Obligations	52.3%
Foreign Government Obligations	30.4
Corporate Debt Securities	12.4
Short-Term Investment Companies	2.0
Short-Term U.S. Government Obligations	1.0
Other Investment Company	0.6
Asset-Backed Securities	0.6
Net Other Assets (Liabilities)Footnote Reference^	0.7
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Credit Ratings Selection [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government Obligations	53.2%
AAA	9.7
AA	5.5
A	10.0
BBB	18.2
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Inflation-Protected Indexed Notes, 1.38%, 07/15/2033	5.0%
Spain Government Inflation-Linked Bonds, 1.00%, 11/30/2030	4.9
Japan Government CPI-Linked Bonds, 0.10%, 03/10/2026	4.0
Australia Government Bonds, 2.50%, 09/20/2030	3.9
U.S. Treasury Inflation-Protected Indexed Bonds, 1.50%, 02/15/2053	3.6
U.S. Treasury Inflation-Protected Indexed Notes, 0.13%, 01/15/2032	2.9
U.K. Inflation-Linked Gilt, 0.13%, 03/22/2029	2.8
U.S. Treasury Inflation-Protected Indexed Bonds, 0.75%, 02/15/2045	2.7
U.S. Treasury Inflation-Protected Indexed Bonds, 2.38%, 01/15/2027	2.7
Japan Government CPI-Linked Bonds, 0.10%, 03/10/2028	2.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000075538
Shareholder Report [Line Items]
Fund Name	Transamerica ProFund UltraBear VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$105	1.23%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the S&P 500® Index (“Index”) returned 25.02%. The Index is a measure of U.S. large capitalization stock market performance. It is a float-adjusted, market capitalization-weighted index of approximately 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization, and financial viability.

The Portfolio seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the return of the Index for a single day, not for any other period. The return of the Portfolio for periods longer than a single day will be the result of its return for each day compounded over that period. The Portfolio’s return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Portfolio’s stated multiple ( 2x) times the return of the Portfolio’s Index for the same period.

During the fiscal year, the Portfolio invested in index futures contracts as a substitute for directly shorting stocks in order to seek returns for a single day that are inverse leveraged (-2x) to the returns of the Index for that day. Over the fiscal year, these instruments detracted from Portfolio performance.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	S&P 500® Index
12/31/2014	$10,000	$10,000
1/31/2015	$10,521	$9,700
2/28/2015	$9,375	$10,257
3/31/2015	$9,688	$10,095
4/30/2015	$9,479	$10,192
5/31/2015	$9,167	$10,323
6/30/2015	$9,583	$10,123
7/31/2015	$9,167	$10,335
8/31/2015	$10,313	$9,712
9/30/2015	$10,833	$9,471
10/31/2015	$9,063	$10,270
11/30/2015	$8,958	$10,301
12/31/2015	$9,271	$10,138
1/31/2016	$10,104	$9,635
2/29/2016	$10,104	$9,622
3/31/2016	$8,750	$10,275
4/30/2016	$8,646	$10,315
5/31/2016	$8,333	$10,500
6/30/2016	$8,333	$10,527
7/31/2016	$7,708	$10,915
8/31/2016	$7,708	$10,931
9/30/2016	$7,604	$10,933
10/31/2016	$7,917	$10,733
11/30/2016	$7,396	$11,131
12/31/2016	$7,083	$11,351
1/31/2017	$6,771	$11,566
2/28/2017	$6,250	$12,025
3/31/2017	$6,250	$12,039
4/30/2017	$6,146	$12,163
5/31/2017	$6,042	$12,334
6/30/2017	$5,938	$12,411
7/31/2017	$5,729	$12,666
8/31/2017	$5,625	$12,705
9/30/2017	$5,208	$13,270
10/31/2017	$4,896	$13,677
12/31/2017	$4,792	$13,829
1/31/2018	$4,271	$14,621
2/28/2018	$4,583	$14,082
3/31/2018	$4,792	$13,724
4/30/2018	$4,792	$13,777
5/31/2018	$4,583	$14,108
6/30/2018	$4,479	$14,195
7/31/2018	$4,167	$14,724
8/31/2018	$3,958	$15,203
9/30/2018	$3,854	$15,290
10/31/2018	$4,479	$14,245
11/30/2018	$4,271	$14,535
12/31/2018	$5,104	$13,223
1/31/2019	$4,375	$14,282
2/28/2019	$4,063	$14,741
3/31/2019	$3,958	$15,027
4/30/2019	$3,646	$15,636
5/31/2019	$4,167	$14,642
6/30/2019	$3,646	$15,674
7/31/2019	$3,542	$15,899
8/31/2019	$3,646	$15,648
9/30/2019	$3,542	$15,940
10/31/2019	$3,333	$16,286
11/30/2019	$3,125	$16,877
12/31/2019	$2,917	$17,386
1/31/2020	$2,917	$17,379
2/29/2020	$3,438	$15,949
3/31/2020	$3,438	$13,979
4/30/2020	$2,500	$15,771
5/31/2020	$2,292	$16,522
6/30/2020	$2,188	$16,850
7/31/2020	$1,875	$17,801
8/31/2020	$1,673	$19,080
9/30/2020	$1,777	$18,355
10/31/2020	$1,882	$17,867
11/30/2020	$1,463	$19,823
12/31/2020	$1,359	$20,585
1/31/2021	$1,359	$20,377
2/28/2021	$1,359	$20,939
3/31/2021	$1,254	$21,856
4/30/2021	$1,045	$23,022
5/31/2021	$1,045	$23,183
6/30/2021	$1,045	$23,724
7/31/2021	$941	$24,288
8/31/2021	$941	$25,026
9/30/2021	$941	$23,863
10/31/2021	$836	$25,534
11/30/2021	$836	$25,357
12/31/2021	$836	$26,494
1/31/2022	$876	$25,123
2/28/2022	$919	$24,371
3/31/2022	$840	$25,276
4/30/2022	$996	$23,071
5/31/2022	$972	$23,114
6/30/2022	$1,133	$21,206
7/31/2022	$942	$23,161
8/31/2022	$1,016	$22,217
9/30/2022	$1,217	$20,170
10/31/2022	$1,028	$21,804
11/30/2022	$914	$23,022
12/31/2022	$1,029	$21,696
1/31/2023	$912	$23,059
2/28/2023	$963	$22,496
3/31/2023	$898	$23,322
4/30/2023	$876	$23,686
5/31/2023	$872	$23,789
6/30/2023	$774	$25,361
7/31/2023	$733	$26,176
8/31/2023	$763	$25,759
9/30/2023	$848	$24,531
10/31/2023	$891	$24,015
11/30/2023	$753	$26,208
12/31/2023	$692	$27,399
1/31/2024	$677	$27,859
2/29/2024	$615	$29,347
3/31/2024	$583	$30,291
4/30/2024	$637	$29,054
5/31/2024	$583	$30,494
6/30/2024	$549	$31,589
7/31/2024	$539	$31,973
8/31/2024	$516	$32,749
9/30/2024	$498	$33,448
10/31/2024	$510	$33,145
11/30/2024	$457	$35,090
12/31/2024	$485	$34,254

Average Annual Return [Table Text Block]
IXFRA	1 Year	5 Years	10 Years
Service Class	(29.96%)	(30.15%)	(26.11%)
S&P 500®IndexFootnote Reference(a)	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 11,535,377
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 123,693
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$11,535,377
Number of Portfolio Holdings (Including Derivatives)	5
Portfolio Turnover Rate	0%
Total Advisory Fees Paid (net of waivers and reimbursements)	$123,693

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Short-Term Investment Companies	68.1%
Repurchase Agreements	17.0
Net Other Assets (Liabilities)Footnote Reference^	14.9
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Dreyfus Treasury & Agency Cash Management Fund, 4.34%	17.1%
BlackRock Liquidity Funds T-Fund, 4.36%	17.0
UBS Select Treasury Preferred Fund, 4.40%	17.0
State Street Institutional U.S. Government Money Market Fund, 4.43%	17.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000197834
Shareholder Report [Line Items]
Fund Name	Transamerica S&P 500 Index VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$13	0.12%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio seeks an investment return that approximates as closely as practicable, before expenses, the performance of the Portfolio’s benchmark, the S&P 500® Index (“Index”). U.S. large capitalization stocks, as represented by the Index, experienced another strong year, returning 25.02% over the fiscal year ended December 31, 2024, and posting positive returns in each of the four calendar quarters.

The information technology, communications services, financials, and consumer discretionary sectors led during the period and contributed the most to the Portfolio’s performance. For the period, the basic materials, health care, real estate, and energy sectors lagged the Index and contributed the least to the Portfolio’s performance.

On an individual security level, the top positive contributors to the Portfolio’s performance during the period were NVIDIA Corp., Apple Inc., and Amazon.com, Inc. The top negative contributors to the Portfolio’s performance during the period were Intel Corp., Adobe, Inc., and Boeing Co.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Initial Class	S&P 500® Index
1/12/2018	$10,000	$10,000
1/31/2018	$10,136	$10,207
2/28/2018	$9,763	$9,831
3/31/2018	$9,508	$9,581
4/30/2018	$9,542	$9,618
5/31/2018	$9,763	$9,849
6/30/2018	$9,822	$9,910
7/31/2018	$10,186	$10,279
8/31/2018	$10,512	$10,614
9/30/2018	$10,572	$10,674
10/31/2018	$9,849	$9,944
11/30/2018	$10,044	$10,147
12/31/2018	$9,134	$9,231
1/31/2019	$9,857	$9,971
2/28/2019	$10,180	$10,291
3/31/2019	$10,376	$10,491
4/30/2019	$10,793	$10,916
5/31/2019	$10,112	$10,222
6/30/2019	$10,818	$10,942
7/31/2019	$10,971	$11,100
8/31/2019	$10,798	$10,924
9/30/2019	$10,994	$11,128
10/31/2019	$11,234	$11,369
11/30/2019	$11,635	$11,782
12/31/2019	$11,986	$12,137
1/31/2020	$11,977	$12,133
2/29/2020	$10,994	$11,134
3/31/2020	$9,635	$9,759
4/30/2020	$10,866	$11,010
5/31/2020	$11,387	$11,534
6/30/2020	$11,610	$11,764
7/31/2020	$12,259	$12,427
8/31/2020	$13,145	$13,320
9/30/2020	$12,635	$12,814
10/31/2020	$12,298	$12,473
11/30/2020	$13,646	$13,839
12/31/2020	$14,165	$14,371
1/31/2021	$14,018	$14,226
2/28/2021	$14,407	$14,618
3/31/2021	$15,038	$15,258
4/30/2021	$15,833	$16,072
5/31/2021	$15,945	$16,185
6/30/2021	$16,317	$16,562
7/31/2021	$16,697	$16,956
8/31/2021	$17,200	$17,471
9/30/2021	$16,402	$16,659
10/31/2021	$17,546	$17,826
11/30/2021	$17,422	$17,702
12/31/2021	$18,202	$18,496
1/31/2022	$17,253	$17,539
2/28/2022	$16,739	$17,013
3/31/2022	$17,360	$17,645
4/30/2022	$15,843	$16,107
5/31/2022	$15,869	$16,136
6/30/2022	$14,557	$14,804
7/31/2022	$15,896	$16,169
8/31/2022	$15,249	$15,510
9/30/2022	$13,839	$14,081
10/31/2022	$14,967	$15,221
11/30/2022	$15,794	$16,072
12/31/2022	$14,885	$15,146
1/31/2023	$15,812	$16,098
2/28/2023	$15,431	$15,705
3/31/2023	$15,994	$16,282
4/30/2023	$16,240	$16,536
5/31/2023	$16,313	$16,608
6/30/2023	$17,385	$17,705
7/31/2023	$17,940	$18,274
8/31/2023	$17,650	$17,983
9/30/2023	$16,811	$17,125
10/31/2023	$16,457	$16,765
11/30/2023	$17,948	$18,296
12/31/2023	$18,768	$19,128
1/31/2024	$19,076	$19,449
2/29/2024	$20,092	$20,487
3/31/2024	$20,744	$21,147
4/30/2024	$19,896	$20,283
5/31/2024	$20,874	$21,289
6/30/2024	$21,620	$22,052
7/31/2024	$21,881	$22,321
8/31/2024	$22,412	$22,862
9/30/2024	$22,881	$23,351
10/31/2024	$22,671	$23,139
11/30/2024	$24,002	$24,497
12/31/2024	$23,427	$23,913

Average Annual Return [Table Text Block]
I9CJ1	1 Year	5 Years	Since Inception 1/12/18
Initial Class	24.82%	14.34%	12.99%
S&P 500®IndexFootnote Reference(a)	25.02%	14.53%	13.32%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 1,119,290,970
Holdings Count | Holding	504
Advisory Fees Paid, Amount	$ 798,632
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$1,119,290,970
Number of Portfolio Holdings	504
Portfolio Turnover Rate	2%
Total Advisory Fees Paid (net of waivers and reimbursements)	$798,632

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	32.3%
Financials	13.6
Consumer Discretionary	11.2
Health Care	10.1
Communication Services	9.3
Industrials	8.1
Consumer Staples	5.5
Energy	3.1
Utilities	2.3
Real Estate	2.1
Materials	1.9
Repurchase Agreements	0.3
Net Other Assets (Liabilities)Footnote Reference^	0.2
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Apple, Inc.	7.6%
NVIDIA Corp.	6.6
Microsoft Corp.	6.3
Amazon.com, Inc.	4.1
Meta Platforms, Inc., Class A	2.6
Tesla, Inc.	2.3
Alphabet, Inc., Class A	2.2
Broadcom, Inc.	2.2
Alphabet, Inc., Class C	1.8
Berkshire Hathaway, Inc., Class B	1.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000182875
Shareholder Report [Line Items]
Fund Name	Transamerica S&P 500 Index VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$43	0.38%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio seeks an investment return that approximates as closely as practicable, before expenses, the performance of the Portfolio’s benchmark, the S&P 500® Index (“Index”). U.S. large capitalization stocks, as represented by the Index, experienced another strong year, returning 25.02% over the fiscal year ended December 31, 2024, and posting positive returns in each of the four calendar quarters.

The information technology, communications services, financials, and consumer discretionary sectors led during the period and contributed the most to the Portfolio’s performance. For the period, the basic materials, health care, real estate, and energy sectors lagged the Index and contributed the least to the Portfolio’s performance.

On an individual security level, the top positive contributors to the Portfolio’s performance during the period were NVIDIA Corp., Apple Inc., and Amazon.com, Inc. The top negative contributors to the Portfolio’s performance during the period were Intel Corp., Adobe, Inc., and Boeing Co.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	S&P 500® Index
5/1/2017	$10,000	$10,000
6/30/2017	$10,140	$10,141
7/31/2017	$10,190	$10,204
8/31/2017	$10,390	$10,414
9/30/2017	$10,420	$10,446
10/31/2017	$10,890	$10,910
11/30/2017	$11,210	$11,245
12/31/2017	$11,320	$11,370
1/31/2018	$11,960	$12,021
2/28/2018	$11,510	$11,578
3/31/2018	$11,220	$11,283
4/30/2018	$11,260	$11,327
5/31/2018	$11,520	$11,599
6/30/2018	$11,590	$11,671
7/31/2018	$12,010	$12,105
8/31/2018	$12,391	$12,500
9/30/2018	$12,461	$12,571
10/31/2018	$11,598	$11,711
11/30/2018	$11,829	$11,950
12/31/2018	$10,755	$10,871
1/31/2019	$11,608	$11,742
2/28/2019	$11,989	$12,119
3/31/2019	$12,220	$12,355
4/30/2019	$12,702	$12,855
5/31/2019	$11,899	$12,038
6/30/2019	$12,722	$12,887
7/31/2019	$12,902	$13,072
8/31/2019	$12,698	$12,865
9/30/2019	$12,930	$13,105
10/31/2019	$13,202	$13,389
11/30/2019	$13,675	$13,875
12/31/2019	$14,078	$14,294
1/31/2020	$14,068	$14,288
2/29/2020	$12,909	$13,112
3/31/2020	$11,307	$11,493
4/30/2020	$12,758	$12,966
5/31/2020	$13,363	$13,584
6/30/2020	$13,625	$13,854
7/31/2020	$14,391	$14,635
8/31/2020	$15,418	$15,687
9/30/2020	$14,818	$15,091
10/31/2020	$14,421	$14,689
11/30/2020	$15,999	$16,297
12/31/2020	$16,609	$16,924
1/31/2021	$16,426	$16,753
2/28/2021	$16,884	$17,215
3/31/2021	$17,607	$17,969
4/30/2021	$18,543	$18,928
5/31/2021	$18,665	$19,060
6/30/2021	$19,092	$19,505
7/31/2021	$19,540	$19,969
8/31/2021	$20,124	$20,576
9/30/2021	$19,185	$19,619
10/31/2021	$20,521	$20,993
11/30/2021	$20,375	$20,848
12/31/2021	$21,282	$21,782
1/31/2022	$20,166	$20,655
2/28/2022	$19,561	$20,036
3/31/2022	$20,281	$20,780
4/30/2022	$18,507	$18,968
5/31/2022	$18,539	$19,003
6/30/2022	$16,995	$17,435
7/31/2022	$18,559	$19,042
8/31/2022	$17,796	$18,266
9/30/2022	$16,153	$16,583
10/31/2022	$17,455	$17,926
11/30/2022	$18,426	$18,928
12/31/2022	$17,359	$17,837
1/31/2023	$18,436	$18,958
2/28/2023	$17,988	$18,495
3/31/2023	$18,639	$19,174
4/30/2023	$18,916	$19,474
5/31/2023	$19,002	$19,558
6/30/2023	$20,250	$20,851
7/31/2023	$20,890	$21,521
8/31/2023	$20,549	$21,178
9/30/2023	$19,567	$20,168
10/31/2023	$19,141	$19,744
11/30/2023	$20,887	$21,547
12/31/2023	$21,826	$22,526
1/31/2024	$22,186	$22,905
2/29/2024	$23,365	$24,128
3/31/2024	$24,107	$24,904
4/30/2024	$23,114	$23,887
5/31/2024	$24,249	$25,071
6/30/2024	$25,122	$25,971
7/31/2024	$25,416	$26,287
8/31/2024	$26,018	$26,925
9/30/2024	$26,567	$27,500
10/31/2024	$26,320	$27,250
11/30/2024	$27,855	$28,850
12/31/2024	$27,183	$28,162

Average Annual Return [Table Text Block]
I9CJ2	1 Year	5 Years	Since Inception 5/1/17
Service Class	24.54%	14.06%	13.92%
S&P 500®IndexFootnote Reference(a)	25.02%	14.53%	14.45%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 1,119,290,970
Holdings Count | Holding	504
Advisory Fees Paid, Amount	$ 798,632
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$1,119,290,970
Number of Portfolio Holdings	504
Portfolio Turnover Rate	2%
Total Advisory Fees Paid (net of waivers and reimbursements)	$798,632

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	32.3%
Financials	13.6
Consumer Discretionary	11.2
Health Care	10.1
Communication Services	9.3
Industrials	8.1
Consumer Staples	5.5
Energy	3.1
Utilities	2.3
Real Estate	2.1
Materials	1.9
Repurchase Agreements	0.3
Net Other Assets (Liabilities)Footnote Reference^	0.2
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Apple, Inc.	7.6%
NVIDIA Corp.	6.6
Microsoft Corp.	6.3
Amazon.com, Inc.	4.1
Meta Platforms, Inc., Class A	2.6
Tesla, Inc.	2.3
Alphabet, Inc., Class A	2.2
Broadcom, Inc.	2.2
Alphabet, Inc., Class C	1.8
Berkshire Hathaway, Inc., Class B	1.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021495
Shareholder Report [Line Items]
Fund Name	Transamerica Small/Mid Cap Value VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$86	0.82%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Portfolio underperformed the Russell 3000® Index, a benchmark of the Portfolio.

The Portfolio’s mid-cap sleeve underperformed the Russell Mid Cap Value Index during the fiscal year ended December 31, 2024.

U.S. equities moved higher in 2024, following economic data that reinforced expectations of a soft or no-landing scenario, sentiment on artificial intelligence, and potential for regulatory change. This rise in equities accompanied what had already been a historically expensive market, driven notably by multiple expansion over more recent years.

Within utilities, the Portfolio’s mid-cap sleeve benefitted from an overweight allocation over the fiscal year and positive stock selection led by a position in NiSource, Inc., a utility holding company. Shares moved higher following the sale of an asset, positive rate settlements, and demand for data center growth. In energy, a position within a midstream company, Kinder Morgan, Inc., was the primary contributor driven by positive sentiment regarding energy needs to support artificial intelligence and liquefied natural gas export demand.

Within consumer discretionary, a position in Dollar Tree, Inc., a discount retailer, was the primary detractor as shares have been impacted by weakness in the lower end consumer. Within financials, our underweight to the capital markets sector was the primary driver of underperformance given sentiment on potential favorable regulatory changes.

The Portfolio’s small-cap sleeve outperformed the Russell 2000® Value Index (the “Small-Cap Benchmark”) during the fiscal year ending December 31, 2024.

The small-cap sleeve’s quality-first investment process was helped by the underperformance of companies generating negative free cash flow during the year while, counterintuitively, the shares of firms showing poor debt coverage beat the Small-Cap Benchmark.

The small-cap sleeve’s sub-adviser was able to offset that negative dynamic with strong individual stock selection during the year. Good relative performance in the industrials, financials, and consumer discretionary sectors led the way, while stock picking was challenged in the information technology, health care, and materials groups. Sector attribution was also favorable, although to a much lesser extent. The small-cap sleeve’s overweights to the industrials and information technology sectors contributed positively to its returns compared to the Small-Cap Benchmark, while an underweight to financials and an overweight to consumer discretionary hurt relative returns.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Initial Class	Russell 3000® Index	Russell 2500™ Value Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,762	$9,722	$9,747
2/28/2015	$10,207	$10,285	$10,198
3/31/2015	$10,379	$10,180	$10,302
4/30/2015	$10,181	$10,226	$10,154
5/31/2015	$10,414	$10,368	$10,279
6/30/2015	$10,344	$10,194	$10,171
7/31/2015	$10,216	$10,365	$10,020
8/31/2015	$9,622	$9,739	$9,533
9/30/2015	$9,215	$9,455	$9,196
10/31/2015	$9,896	$10,202	$9,741
11/30/2015	$10,166	$10,258	$9,905
12/31/2015	$9,749	$10,048	$9,451
1/31/2016	$9,042	$9,481	$8,872
2/29/2016	$8,996	$9,478	$8,968
3/31/2016	$9,861	$10,145	$9,766
4/30/2016	$9,962	$10,208	$9,956
5/31/2016	$10,197	$10,391	$10,132
6/30/2016	$10,064	$10,412	$10,193
7/31/2016	$10,507	$10,825	$10,657
8/31/2016	$10,693	$10,853	$10,752
9/30/2016	$10,710	$10,870	$10,822
10/31/2016	$10,432	$10,635	$10,499
11/30/2016	$11,501	$11,111	$11,505
12/31/2016	$11,808	$11,327	$11,833
1/31/2017	$11,979	$11,541	$11,898
2/28/2017	$12,332	$11,970	$12,120
3/31/2017	$12,388	$11,978	$12,025
4/30/2017	$12,474	$12,105	$12,013
5/31/2017	$12,468	$12,229	$11,752
6/30/2017	$12,667	$12,339	$12,064
7/31/2017	$12,883	$12,572	$12,158
8/31/2017	$12,547	$12,596	$11,947
9/30/2017	$12,922	$12,903	$12,527
10/31/2017	$13,004	$13,185	$12,595
11/30/2017	$13,588	$13,585	$13,007
12/31/2017	$13,645	$13,721	$13,059
1/31/2018	$13,937	$14,444	$13,224
2/28/2018	$13,397	$13,912	$12,575
3/31/2018	$13,473	$13,633	$12,713
4/30/2018	$13,442	$13,684	$12,851
5/31/2018	$13,695	$14,071	$13,379
6/30/2018	$13,943	$14,163	$13,450
7/31/2018	$14,292	$14,633	$13,718
8/31/2018	$14,602	$15,147	$14,030
9/30/2018	$14,390	$15,172	$13,810
10/31/2018	$13,352	$14,055	$12,629
11/30/2018	$13,585	$14,336	$12,868
12/31/2018	$12,081	$13,002	$11,445
1/31/2019	$13,345	$14,118	$12,724
2/28/2019	$13,776	$14,614	$13,122
3/31/2019	$13,663	$14,828	$12,947
4/30/2019	$14,214	$15,420	$13,401
5/31/2019	$13,246	$14,422	$12,390
6/30/2019	$14,101	$15,435	$13,192
7/31/2019	$14,235	$15,664	$13,277
8/31/2019	$13,568	$15,345	$12,631
9/30/2019	$14,259	$15,614	$13,209
10/31/2019	$14,422	$15,950	$13,399
11/30/2019	$14,748	$16,557	$13,728
12/31/2019	$15,135	$17,035	$14,142
1/31/2020	$14,724	$17,016	$13,627
2/29/2020	$13,258	$15,623	$12,313
3/31/2020	$10,132	$13,475	$9,243
4/30/2020	$11,443	$15,259	$10,466
5/31/2020	$12,009	$16,075	$10,943
6/30/2020	$12,133	$16,443	$11,147
7/31/2020	$12,498	$17,376	$11,482
8/31/2020	$12,973	$18,635	$12,004
9/30/2020	$12,547	$17,957	$11,542
10/31/2020	$12,834	$17,569	$11,803
11/30/2020	$14,844	$19,707	$13,868
12/31/2020	$15,747	$20,593	$14,832
1/31/2021	$15,886	$20,501	$15,160
2/28/2021	$17,125	$21,142	$16,509
3/31/2021	$18,241	$21,900	$17,328
4/30/2021	$19,005	$23,029	$18,072
5/31/2021	$19,448	$23,134	$18,439
6/30/2021	$19,119	$23,705	$18,196
7/31/2021	$18,963	$24,105	$17,929
8/31/2021	$19,383	$24,793	$18,307
9/30/2021	$18,846	$23,681	$17,819
10/31/2021	$19,523	$25,282	$18,665
11/30/2021	$18,995	$24,897	$18,016
12/31/2021	$20,175	$25,877	$18,953
1/31/2022	$19,630	$24,355	$17,989
2/28/2022	$19,721	$23,741	$18,283
3/31/2022	$20,002	$24,512	$18,668
4/30/2022	$18,986	$22,312	$17,403
5/31/2022	$19,779	$22,282	$17,736
6/30/2022	$17,937	$20,418	$15,795
7/31/2022	$19,275	$22,333	$17,324
8/31/2022	$18,587	$21,500	$16,781
9/30/2022	$16,760	$19,506	$15,084
10/31/2022	$18,440	$21,106	$16,676
11/30/2022	$19,393	$22,208	$17,514
12/31/2022	$18,499	$20,907	$16,473
1/31/2023	$19,933	$22,347	$18,119
2/28/2023	$19,364	$21,825	$17,606
3/31/2023	$18,686	$22,408	$16,703
4/30/2023	$18,617	$22,647	$16,480
5/31/2023	$17,969	$22,735	$16,010
6/30/2023	$19,324	$24,288	$17,433
7/31/2023	$20,267	$25,158	$18,455
8/31/2023	$19,904	$24,673	$17,744
9/30/2023	$19,104	$23,497	$16,795
10/31/2023	$18,270	$22,875	$15,852
11/30/2023	$19,444	$25,008	$17,291
12/31/2023	$20,792	$26,334	$19,105
1/31/2024	$20,551	$26,626	$18,569
2/29/2024	$21,253	$28,067	$19,314
3/31/2024	$22,317	$28,973	$20,265
4/30/2024	$21,176	$27,698	$18,991
5/31/2024	$21,801	$29,006	$19,791
6/30/2024	$21,242	$29,904	$19,393
7/31/2024	$23,062	$30,460	$20,963
8/31/2024	$22,943	$31,123	$20,962
9/30/2024	$22,943	$31,767	$21,260
10/31/2024	$22,646	$31,534	$20,992
11/30/2024	$24,222	$33,632	$22,844
12/31/2024	$22,634	$32,604	$21,204

Average Annual Return [Table Text Block]
I9DC1	1 Year	5 Years	10 Years
Initial Class	8.86%	8.38%	8.51%
Russell 3000®IndexFootnote Reference(a)	23.81%	13.86%	12.55%
Russell 2500™ Value IndexFootnote Reference(b)	10.98%	8.44%	7.81%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
Material Change Date	Jan. 01, 2024
AssetsNet	$ 533,057,116
Holdings Count | Holding	219
Advisory Fees Paid, Amount	$ 4,127,429
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$533,057,116
Number of Portfolio Holdings	219
Portfolio Turnover Rate	51%
Total Advisory Fees Paid (net of waivers and reimbursements)	$4,127,429

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	15.7%
Industrials	14.5
Health Care	12.6
Consumer Staples	10.5
Communication Services	7.1
Utilities	7.0
Consumer Discretionary	6.7
Information Technology	6.6
Energy	6.3
Materials	5.3
Real Estate	4.5
Repurchase Agreements	3.3
Other Investment Company	0.3
Net Other Assets (Liabilities)Footnote Reference^	(0.4)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

First Citizens BancShares, Inc., Class A	1.7%
Dominion Energy, Inc.	1.6
Jazz Pharmaceuticals PLC	1.5
Evergy, Inc.	1.4
Baxter International, Inc.	1.4
Archer-Daniels-Midland Co.	1.4
Kraft Heinz Co.	1.4
Huntington Ingalls Industries, Inc.	1.3
Commercial Metals Co.	1.3
Perrigo Co. PLC	1.3

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of a certain change to the Portfolio since January 1, 2024. For more complete information, you may review the Portfolio’s prospectus, as supplemented, at transamerica.com/annuities/prospectus or upon request at 800-851-9777. The Portfolio’s next prospectus will be available at the website and phone number above by May 1, 2025.

Annual Operating Expenses Changes:

   Effective May 1, 2024, Transamerica Asset Management (“TAM”) reduced its management fee schedule for the Portfolio.

Material Fund Change Expenses [Text Block]	Annual Operating Expenses Changes: Effective May 1, 2024, Transamerica Asset Management (“TAM”) reduced its management fee schedule for the Portfolio.
Summary of Change Legend [Text Block]

This is a summary of a certain change to the Portfolio since January 1, 2024. For more complete information, you may review the Portfolio’s prospectus, as supplemented, at transamerica.com/annuities/prospectus or upon request at 800-851-9777. The Portfolio’s next prospectus will be available at the website and phone number above by May 1, 2025.

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021496
Shareholder Report [Line Items]
Fund Name	Transamerica Small/Mid Cap Value VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$112	1.07%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Portfolio underperformed the Russell 3000® Index, a benchmark of the Portfolio.

The Portfolio’s mid-cap sleeve underperformed the Russell Mid Cap Value Index during the fiscal year ended December 31, 2024.

U.S. equities moved higher in 2024, following economic data that reinforced expectations of a soft or no-landing scenario, sentiment on artificial intelligence, and potential for regulatory change. This rise in equities accompanied what had already been a historically expensive market, driven notably by multiple expansion over more recent years.

Within utilities, the Portfolio’s mid-cap sleeve benefitted from an overweight allocation over the fiscal year and positive stock selection led by a position in NiSource, Inc., a utility holding company. Shares moved higher following the sale of an asset, positive rate settlements, and demand for data center growth. In energy, a position within a midstream company, Kinder Morgan, Inc., was the primary contributor driven by positive sentiment regarding energy needs to support artificial intelligence and liquefied natural gas export demand.

Within consumer discretionary, a position in Dollar Tree, Inc., a discount retailer, was the primary detractor as shares have been impacted by weakness in the lower end consumer. Within financials, our underweight to the capital markets sector was the primary driver of underperformance given sentiment on potential favorable regulatory changes.

The Portfolio’s small-cap sleeve outperformed the Russell 2000® Value Index (the “Small-Cap Benchmark”) during the fiscal year ending December 31, 2024.

The small-cap sleeve’s quality-first investment process was helped by the underperformance of companies generating negative free cash flow during the year while, counterintuitively, the shares of firms showing poor debt coverage beat the Small-Cap Benchmark.

The small-cap sleeve’s sub-adviser was able to offset that negative dynamic with strong individual stock selection during the year. Good relative performance in the industrials, financials, and consumer discretionary sectors led the way, while stock picking was challenged in the information technology, health care, and materials groups. Sector attribution was also favorable, although to a much lesser extent. The small-cap sleeve’s overweights to the industrials and information technology sectors contributed positively to its returns compared to the Small-Cap Benchmark, while an underweight to financials and an overweight to consumer discretionary hurt relative returns.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	Russell 3000® Index	Russell 2500™ Value Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,762	$9,722	$9,747
2/28/2015	$10,206	$10,285	$10,198
3/31/2015	$10,373	$10,180	$10,302
4/30/2015	$10,175	$10,226	$10,154
5/31/2015	$10,404	$10,368	$10,279
6/30/2015	$10,332	$10,194	$10,171
7/31/2015	$10,206	$10,365	$10,020
8/31/2015	$9,608	$9,739	$9,533
9/30/2015	$9,198	$9,455	$9,196
10/31/2015	$9,877	$10,202	$9,741
11/30/2015	$10,146	$10,258	$9,905
12/31/2015	$9,727	$10,048	$9,451
1/31/2016	$9,017	$9,481	$8,872
2/29/2016	$8,971	$9,478	$8,968
3/31/2016	$9,830	$10,145	$9,766
4/30/2016	$9,934	$10,208	$9,956
5/31/2016	$10,162	$10,391	$10,132
6/30/2016	$10,027	$10,412	$10,193
7/31/2016	$10,473	$10,825	$10,657
8/31/2016	$10,651	$10,853	$10,752
9/30/2016	$10,668	$10,870	$10,822
10/31/2016	$10,384	$10,635	$10,499
11/30/2016	$11,449	$11,111	$11,505
12/31/2016	$11,750	$11,327	$11,833
1/31/2017	$11,918	$11,541	$11,898
2/28/2017	$12,265	$11,970	$12,120
3/31/2017	$12,323	$11,978	$12,025
4/30/2017	$12,404	$12,105	$12,013
5/31/2017	$12,399	$12,229	$11,752
6/30/2017	$12,590	$12,339	$12,064
7/31/2017	$12,798	$12,572	$12,158
8/31/2017	$12,465	$12,596	$11,947
9/30/2017	$12,839	$12,903	$12,527
10/31/2017	$12,917	$13,185	$12,595
11/30/2017	$13,491	$13,585	$13,007
12/31/2017	$13,543	$13,721	$13,059
1/31/2018	$13,834	$14,444	$13,224
2/28/2018	$13,298	$13,912	$12,575
3/31/2018	$13,369	$13,633	$12,713
4/30/2018	$13,336	$13,684	$12,851
5/31/2018	$13,582	$14,071	$13,379
6/30/2018	$13,827	$14,163	$13,450
7/31/2018	$14,170	$14,633	$13,718
8/31/2018	$14,470	$15,147	$14,030
9/30/2018	$14,261	$15,172	$13,810
10/31/2018	$13,226	$14,055	$12,629
11/30/2018	$13,456	$14,336	$12,868
12/31/2018	$11,967	$13,002	$11,445
1/31/2019	$13,211	$14,118	$12,724
2/28/2019	$13,636	$14,614	$13,122
3/31/2019	$13,521	$14,828	$12,947
4/30/2019	$14,060	$15,420	$13,401
5/31/2019	$13,103	$14,422	$12,390
6/30/2019	$13,945	$15,435	$13,192
7/31/2019	$14,081	$15,664	$13,277
8/31/2019	$13,411	$15,345	$12,631
9/30/2019	$14,090	$15,614	$13,209
10/31/2019	$14,248	$15,950	$13,399
11/30/2019	$14,572	$16,557	$13,728
12/31/2019	$14,952	$17,035	$14,142
1/31/2020	$14,541	$17,016	$13,627
2/29/2020	$13,095	$15,623	$12,313
3/31/2020	$9,997	$13,475	$9,243
4/30/2020	$11,293	$15,259	$10,466
5/31/2020	$11,854	$16,075	$10,943
6/30/2020	$11,972	$16,443	$11,147
7/31/2020	$12,328	$17,376	$11,482
8/31/2020	$12,796	$18,635	$12,004
9/30/2020	$12,362	$17,957	$11,542
10/31/2020	$12,654	$17,569	$11,803
11/30/2020	$14,626	$19,707	$13,868
12/31/2020	$15,511	$20,593	$14,832
1/31/2021	$15,653	$20,501	$15,160
2/28/2021	$16,864	$21,142	$16,509
3/31/2021	$17,967	$21,900	$17,328
4/30/2021	$18,710	$23,029	$18,072
5/31/2021	$19,144	$23,134	$18,439
6/30/2021	$18,819	$23,705	$18,196
7/31/2021	$18,660	$24,105	$17,929
8/31/2021	$19,061	$24,793	$18,307
9/30/2021	$18,533	$23,681	$17,819
10/31/2021	$19,196	$25,282	$18,665
11/30/2021	$18,667	$24,897	$18,016
12/31/2021	$19,825	$25,877	$18,953
1/31/2022	$19,288	$24,355	$17,989
2/28/2022	$19,372	$23,741	$18,283
3/31/2022	$19,649	$24,512	$18,668
4/30/2022	$18,642	$22,312	$17,403
5/31/2022	$19,422	$22,282	$17,736
6/30/2022	$17,609	$20,418	$15,795
7/31/2022	$18,919	$22,333	$17,324
8/31/2022	$18,245	$21,500	$16,781
9/30/2022	$16,441	$19,506	$15,084
10/31/2022	$18,084	$21,106	$16,676
11/30/2022	$19,016	$22,208	$17,514
12/31/2022	$18,135	$20,907	$16,473
1/31/2023	$19,537	$22,347	$18,119
2/28/2023	$18,976	$21,825	$17,606
3/31/2023	$18,315	$22,408	$16,703
4/30/2023	$18,235	$22,647	$16,480
5/31/2023	$17,594	$22,735	$16,010
6/30/2023	$18,926	$24,288	$17,433
7/31/2023	$19,838	$25,158	$18,455
8/31/2023	$19,486	$24,673	$17,744
9/30/2023	$18,691	$23,497	$16,795
10/31/2023	$17,873	$22,875	$15,852
11/30/2023	$19,016	$25,008	$17,291
12/31/2023	$20,338	$26,334	$19,105
1/31/2024	$20,102	$26,626	$18,569
2/29/2024	$20,775	$28,067	$19,314
3/31/2024	$21,817	$28,973	$20,265
4/30/2024	$20,696	$27,698	$18,991
5/31/2024	$21,290	$29,006	$19,791
6/30/2024	$20,752	$29,904	$19,393
7/31/2024	$22,512	$30,460	$20,963
8/31/2024	$22,394	$31,123	$20,962
9/30/2024	$22,394	$31,767	$21,260
10/31/2024	$22,103	$31,534	$20,992
11/30/2024	$23,631	$33,632	$22,844
12/31/2024	$22,079	$32,604	$21,204

Average Annual Return [Table Text Block]
I9DC2	1 Year	5 Years	10 Years
Service Class	8.56%	8.11%	8.24%
Russell 3000®IndexFootnote Reference(a)	23.81%	13.86%	12.55%
Russell 2500™ Value IndexFootnote Reference(b)	10.98%	8.44%	7.81%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
Material Change Date	Jan. 01, 2024
AssetsNet	$ 533,057,116
Holdings Count | Holding	219
Advisory Fees Paid, Amount	$ 4,127,429
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$533,057,116
Number of Portfolio Holdings	219
Portfolio Turnover Rate	51%
Total Advisory Fees Paid (net of waivers and reimbursements)	$4,127,429

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	15.7%
Industrials	14.5
Health Care	12.6
Consumer Staples	10.5
Communication Services	7.1
Utilities	7.0
Consumer Discretionary	6.7
Information Technology	6.6
Energy	6.3
Materials	5.3
Real Estate	4.5
Repurchase Agreements	3.3
Other Investment Company	0.3
Net Other Assets (Liabilities)Footnote Reference^	(0.4)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

First Citizens BancShares, Inc., Class A	1.7%
Dominion Energy, Inc.	1.6
Jazz Pharmaceuticals PLC	1.5
Evergy, Inc.	1.4
Baxter International, Inc.	1.4
Archer-Daniels-Midland Co.	1.4
Kraft Heinz Co.	1.4
Huntington Ingalls Industries, Inc.	1.3
Commercial Metals Co.	1.3
Perrigo Co. PLC	1.3

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of a certain change to the Portfolio since January 1, 2024. For more complete information, you may review the Portfolio’s prospectus, as supplemented, at transamerica.com/annuities/prospectus or upon request at 800-851-9777. The Portfolio’s next prospectus will be available at the website and phone number above by May 1, 2025.

Annual Operating Expenses Changes:

   Effective May 1, 2024, Transamerica Asset Management (“TAM”) reduced its management fee schedule for the Portfolio.

Material Fund Change Expenses [Text Block]	Annual Operating Expenses Changes: Effective May 1, 2024, Transamerica Asset Management (“TAM”) reduced its management fee schedule for the Portfolio.
Summary of Change Legend [Text Block]

This is a summary of a certain change to the Portfolio since January 1, 2024. For more complete information, you may review the Portfolio’s prospectus, as supplemented, at transamerica.com/annuities/prospectus or upon request at 800-851-9777. The Portfolio’s next prospectus will be available at the website and phone number above by May 1, 2025.

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021475
Shareholder Report [Line Items]
Fund Name	Transamerica T. Rowe Price Small Cap VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$88	0.83%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Portfolio outperformed the MSCI U.S. Small Cap Growth Index. The Portfolio’s relative outperformance of the index over the past 12 months was driven by security selection.

U.S. stocks advanced during the fiscal year, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the U.S. Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September.

Stock selection in the consumer discretionary sector boosted relative performance. Carvana Co. operates an online retail platform for used cars. Unlike traditional auto aggregators that acquire and sell used cars to dealerships, Carvana Co. owns and manages its own inventory of vehicles, sells them on its website or through wholesale auctions, and even provides its own financing services. The stock produced brisk gains in 2024, as the company reported significant improvements in various metrics—such as retail units sold, revenues, and earnings—during the year. Carvana Co. has also made strides to improve operating efficiency, contain costs, and enhance service quality.

The health care sector also contributed to relative returns, owing to stock choices. Conversely, information technology was the sole detractor from relative performance, due to unfavorable stock selection. MicroStrategy, Inc. is an analytics and business intelligence company with two stated corporate strategies: to acquire and hold Bitcoin, and to grow its enterprise analytics software business. Shares produced very strong gains in 2024. However, our average underweight position in MicroStrategy, Inc. versus the index detracted from results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Initial Class	Russell 3000® Index	MSCI U.S. Small Cap Growth Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,946	$9,722	$9,721
2/28/2015	$10,620	$10,285	$10,459
3/31/2015	$10,831	$10,180	$10,640
4/30/2015	$10,572	$10,226	$10,412
5/31/2015	$10,872	$10,368	$10,716
6/30/2015	$10,940	$10,194	$10,785
7/31/2015	$11,001	$10,365	$10,759
8/31/2015	$10,258	$9,739	$10,034
9/30/2015	$9,800	$9,455	$9,409
10/31/2015	$10,443	$10,202	$9,890
11/30/2015	$10,576	$10,258	$10,148
12/31/2015	$10,243	$10,048	$9,695
1/31/2016	$9,371	$9,481	$8,796
2/29/2016	$9,400	$9,478	$8,830
3/31/2016	$9,992	$10,145	$9,506
4/30/2016	$10,066	$10,208	$9,623
5/31/2016	$10,391	$10,391	$9,859
6/30/2016	$10,377	$10,412	$9,830
7/31/2016	$10,887	$10,825	$10,439
8/31/2016	$10,957	$10,853	$10,546
9/30/2016	$10,982	$10,870	$10,662
10/31/2016	$10,554	$10,635	$10,059
11/30/2016	$11,342	$11,111	$10,937
12/31/2016	$11,393	$11,327	$10,998
1/31/2017	$11,728	$11,541	$11,207
2/28/2017	$12,021	$11,970	$11,440
3/31/2017	$12,156	$11,978	$11,557
4/30/2017	$12,365	$12,105	$11,686
5/31/2017	$12,432	$12,229	$11,612
6/30/2017	$12,617	$12,339	$11,968
7/31/2017	$12,759	$12,572	$12,099
8/31/2017	$12,691	$12,596	$12,078
9/30/2017	$13,452	$13,185	$12,928
10/31/2017	$13,926	$13,585	$13,327
12/31/2017	$13,944	$13,721	$13,358
1/31/2018	$14,659	$14,444	$13,920
2/28/2018	$14,140	$13,912	$13,420
3/31/2018	$14,230	$13,633	$13,507
4/30/2018	$14,149	$13,684	$13,574
5/31/2018	$14,829	$14,071	$14,435
6/30/2018	$15,008	$14,163	$14,577
7/31/2018	$15,303	$14,633	$14,781
8/31/2018	$16,216	$15,147	$15,676
9/30/2018	$16,085	$15,172	$15,371
10/31/2018	$14,365	$14,055	$13,465
11/30/2018	$14,638	$14,336	$13,713
12/31/2018	$12,956	$13,002	$12,151
1/31/2019	$14,328	$14,118	$13,589
2/28/2019	$15,145	$14,614	$14,430
3/31/2019	$15,202	$14,828	$14,295
4/30/2019	$15,728	$15,420	$14,745
5/31/2019	$14,798	$14,422	$13,663
6/30/2019	$16,000	$15,435	$14,734
7/31/2019	$16,216	$15,664	$14,917
8/31/2019	$15,966	$15,345	$14,303
9/30/2019	$15,840	$15,614	$14,269
10/31/2019	$16,060	$15,950	$14,528
11/30/2019	$16,877	$16,557	$15,380
12/31/2019	$17,202	$17,035	$15,736
1/31/2020	$17,045	$17,016	$15,522
2/29/2020	$15,662	$15,623	$14,431
3/31/2020	$13,074	$13,475	$11,715
4/30/2020	$14,887	$15,259	$13,521
5/31/2020	$16,196	$16,075	$14,848
6/30/2020	$16,217	$16,443	$15,437
7/31/2020	$17,108	$17,376	$16,365
8/31/2020	$17,727	$18,635	$17,171
9/30/2020	$17,379	$17,957	$16,732
10/31/2020	$17,671	$17,569	$17,004
11/30/2020	$19,918	$19,707	$19,774
12/31/2020	$21,255	$20,593	$21,545
1/31/2021	$21,154	$20,501	$22,699
2/28/2021	$22,154	$21,142	$23,649
3/31/2021	$22,165	$21,900	$23,276
4/30/2021	$23,007	$23,029	$24,044
5/31/2021	$22,311	$23,134	$23,497
6/30/2021	$22,715	$23,705	$24,595
7/31/2021	$22,771	$24,105	$23,945
8/31/2021	$23,436	$24,793	$24,568
9/30/2021	$22,788	$23,681	$23,793
10/31/2021	$23,909	$25,282	$24,937
11/30/2021	$22,776	$24,897	$23,670
12/31/2021	$23,672	$25,877	$24,026
1/31/2022	$20,945	$24,355	$21,046
2/28/2022	$20,958	$23,741	$21,222
3/31/2022	$20,920	$24,512	$21,544
4/30/2022	$18,915	$22,312	$19,118
5/31/2022	$18,604	$22,282	$18,632
6/30/2022	$17,384	$20,418	$17,147
7/31/2022	$19,289	$22,333	$19,073
8/31/2022	$18,598	$21,500	$18,668
9/30/2022	$17,114	$19,506	$16,943
10/31/2022	$18,598	$21,106	$18,403
11/30/2022	$19,425	$22,208	$18,859
12/31/2022	$18,373	$20,907	$17,741
1/31/2023	$20,026	$22,347	$19,746
2/28/2023	$19,857	$21,825	$19,467
3/31/2023	$19,688	$22,408	$19,095
4/30/2023	$19,650	$22,647	$18,799
5/31/2023	$19,406	$22,735	$18,727
6/30/2023	$20,947	$24,288	$20,350
7/31/2023	$21,341	$25,158	$21,365
8/31/2023	$20,899	$24,673	$20,451
9/30/2023	$19,765	$23,497	$19,115
10/31/2023	$18,612	$22,875	$17,705
11/30/2023	$20,293	$25,008	$19,423
12/31/2023	$22,267	$26,334	$21,691
1/31/2024	$21,915	$26,626	$20,803
2/29/2024	$23,577	$28,067	$22,388
3/31/2024	$24,281	$28,973	$23,030
4/30/2024	$22,756	$27,698	$21,358
5/31/2024	$23,812	$29,006	$22,590
6/30/2024	$23,949	$29,904	$22,481
7/31/2024	$25,278	$30,460	$24,012
8/31/2024	$25,559	$31,123	$23,817
9/30/2024	$25,761	$31,767	$24,094
10/31/2024	$25,296	$31,534	$23,803
11/30/2024	$27,523	$33,632	$26,433
12/31/2024	$25,113	$32,604	$24,369

Average Annual Return [Table Text Block]
IBPN1	1 Year	5 Years	10 Years
Initial Class	12.78%	7.86%	9.65%
Russell 3000®IndexFootnote Reference(a)	23.81%	13.86%	12.55%
MSCI U.S. Small Cap Growth IndexFootnote Reference(b)	12.35%	9.14%	9.32%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 652,080,574
Holdings Count | Holding	331
Advisory Fees Paid, Amount	$ 5,257,781
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$652,080,574
Number of Portfolio Holdings	331
Portfolio Turnover Rate	45%
Total Advisory Fees Paid (net of waivers and reimbursements)	$5,257,781

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Industrials	22.9%
Health Care	20.6
Information Technology	19.9
Consumer Discretionary	13.5
Financials	6.3
Materials	4.8
Consumer Staples	4.8
Energy	4.1
Communication Services	2.0
Real Estate	0.4
Utilities	0.1
Repurchase Agreements	0.6
Other Investment Company	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Sprouts Farmers Market, Inc.	1.1%
Murphy USA, Inc.	1.0
Encompass Health Corp.	0.9
Rambus, Inc.	0.9
Ensign Group, Inc.	0.8
Coca-Cola Consolidated, Inc.	0.8
Fabrinet	0.8
Descartes Systems Group, Inc.	0.7
Wingstop, Inc.	0.7
Globus Medical, Inc., Class A	0.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021476
Shareholder Report [Line Items]
Fund Name	Transamerica T. Rowe Price Small Cap VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$115	1.08%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Portfolio outperformed the MSCI U.S. Small Cap Growth Index. The Portfolio’s relative outperformance of the index over the past 12 months was driven by security selection.

U.S. stocks advanced during the fiscal year, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the U.S. Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September.

Stock selection in the consumer discretionary sector boosted relative performance. Carvana Co. operates an online retail platform for used cars. Unlike traditional auto aggregators that acquire and sell used cars to dealerships, Carvana Co. owns and manages its own inventory of vehicles, sells them on its website or through wholesale auctions, and even provides its own financing services. The stock produced brisk gains in 2024, as the company reported significant improvements in various metrics—such as retail units sold, revenues, and earnings—during the year. Carvana Co. has also made strides to improve operating efficiency, contain costs, and enhance service quality.

The health care sector also contributed to relative returns, owing to stock choices. Conversely, information technology was the sole detractor from relative performance, due to unfavorable stock selection. MicroStrategy, Inc. is an analytics and business intelligence company with two stated corporate strategies: to acquire and hold Bitcoin, and to grow its enterprise analytics software business. Shares produced very strong gains in 2024. However, our average underweight position in MicroStrategy, Inc. versus the index detracted from results.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	Russell 3000® Index	MSCI U.S. Small Cap Growth Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,937	$9,722	$9,721
2/28/2015	$10,614	$10,285	$10,459
3/31/2015	$10,818	$10,180	$10,640
4/30/2015	$10,564	$10,226	$10,412
5/31/2015	$10,860	$10,368	$10,716
6/30/2015	$10,924	$10,194	$10,785
7/31/2015	$10,987	$10,365	$10,759
8/31/2015	$10,246	$9,739	$10,034
9/30/2015	$9,785	$9,455	$9,409
10/31/2015	$10,423	$10,202	$9,890
11/30/2015	$10,553	$10,258	$10,148
12/31/2015	$10,216	$10,048	$9,695
1/31/2016	$9,340	$9,481	$8,796
2/29/2016	$9,371	$9,478	$8,830
3/31/2016	$9,962	$10,145	$9,506
4/30/2016	$10,031	$10,208	$9,623
5/31/2016	$10,361	$10,391	$9,859
6/30/2016	$10,338	$10,412	$9,830
7/31/2016	$10,845	$10,825	$10,439
8/31/2016	$10,910	$10,853	$10,546
9/30/2016	$10,928	$10,870	$10,662
10/31/2016	$10,508	$10,635	$10,059
11/30/2016	$11,296	$11,111	$10,937
12/31/2016	$11,339	$11,327	$10,998
1/31/2017	$11,663	$11,541	$11,207
2/28/2017	$11,952	$11,970	$11,440
3/31/2017	$12,092	$11,978	$11,557
4/30/2017	$12,285	$12,105	$11,686
5/31/2017	$12,355	$12,229	$11,612
6/30/2017	$12,539	$12,339	$11,968
7/31/2017	$12,679	$12,572	$12,099
8/31/2017	$12,608	$12,596	$12,078
9/30/2017	$13,358	$13,185	$12,928
10/31/2017	$13,827	$13,585	$13,327
12/31/2017	$13,836	$13,721	$13,358
1/31/2018	$14,549	$14,444	$13,920
2/28/2018	$14,024	$13,912	$13,420
3/31/2018	$14,108	$13,633	$13,507
4/30/2018	$14,033	$13,684	$13,574
5/31/2018	$14,699	$14,071	$14,435
6/30/2018	$14,877	$14,163	$14,577
7/31/2018	$15,168	$14,633	$14,781
8/31/2018	$16,068	$15,147	$15,676
9/30/2018	$15,930	$15,172	$15,371
10/31/2018	$14,232	$14,055	$13,465
11/30/2018	$14,498	$14,336	$13,713
12/31/2018	$12,829	$13,002	$12,151
1/31/2019	$14,182	$14,118	$13,589
2/28/2019	$14,982	$14,614	$14,430
3/31/2019	$15,041	$14,828	$14,295
4/30/2019	$15,555	$15,420	$14,745
5/31/2019	$14,636	$14,422	$13,663
6/30/2019	$15,822	$15,435	$14,734
7/31/2019	$16,029	$15,664	$14,917
8/31/2019	$15,786	$15,345	$14,303
9/30/2019	$15,653	$15,614	$14,269
10/31/2019	$15,875	$15,950	$14,528
11/30/2019	$16,674	$16,557	$15,380
12/31/2019	$16,984	$17,035	$15,736
1/31/2020	$16,829	$17,016	$15,522
2/29/2020	$15,465	$15,623	$14,431
3/31/2020	$12,902	$13,475	$11,715
4/30/2020	$14,688	$15,259	$13,521
5/31/2020	$15,975	$16,075	$14,848
6/30/2020	$15,997	$16,443	$15,437
7/31/2020	$16,873	$17,376	$16,365
8/31/2020	$17,486	$18,635	$17,171
9/30/2020	$17,127	$17,957	$16,732
10/31/2020	$17,414	$17,569	$17,004
11/30/2020	$19,627	$19,707	$19,774
12/31/2020	$20,942	$20,593	$21,545
1/31/2021	$20,835	$20,501	$22,699
2/28/2021	$21,815	$21,142	$23,649
3/31/2021	$21,815	$21,900	$23,276
4/30/2021	$22,641	$23,029	$24,044
5/31/2021	$21,959	$23,134	$23,497
6/30/2021	$22,353	$23,705	$24,595
7/31/2021	$22,401	$24,105	$23,945
8/31/2021	$23,049	$24,793	$24,568
9/30/2021	$22,407	$23,681	$23,793
10/31/2021	$23,504	$25,282	$24,937
11/30/2021	$22,393	$24,897	$23,670
12/31/2021	$23,263	$25,877	$24,026
1/31/2022	$20,587	$24,355	$21,046
2/28/2022	$20,587	$23,741	$21,222
3/31/2022	$20,547	$24,512	$21,544
4/30/2022	$18,567	$22,312	$19,118
5/31/2022	$18,260	$22,282	$18,632
6/30/2022	$17,056	$20,418	$17,147
7/31/2022	$18,929	$22,333	$19,073
8/31/2022	$18,239	$21,500	$18,668
9/30/2022	$16,797	$19,506	$16,943
10/31/2022	$18,239	$21,106	$18,403
11/30/2022	$19,045	$22,208	$18,859
12/31/2022	$18,006	$20,907	$17,741
1/31/2023	$19,618	$22,347	$19,746
2/28/2023	$19,448	$21,825	$19,467
3/31/2023	$19,278	$22,408	$19,095
4/30/2023	$19,257	$22,647	$18,799
5/31/2023	$19,003	$22,735	$18,727
6/30/2023	$20,508	$24,288	$20,350
7/31/2023	$20,890	$25,158	$21,365
8/31/2023	$20,432	$24,673	$20,451
9/30/2023	$19,344	$23,497	$19,115
10/31/2023	$18,211	$22,875	$17,705
11/30/2023	$19,833	$25,008	$19,423
12/31/2023	$21,765	$26,334	$21,691
1/31/2024	$21,409	$26,626	$20,803
2/29/2024	$23,053	$28,067	$22,388
3/31/2024	$23,719	$28,973	$23,030
4/30/2024	$22,231	$27,698	$21,358
5/31/2024	$23,253	$29,006	$22,590
6/30/2024	$23,386	$29,904	$22,481
7/31/2024	$24,674	$30,460	$24,012
8/31/2024	$24,949	$31,123	$23,817
9/30/2024	$25,157	$31,767	$24,094
10/31/2024	$24,671	$31,534	$23,803
11/30/2024	$26,847	$33,632	$26,433
12/31/2024	$24,509	$32,604	$24,369

Average Annual Return [Table Text Block]
IBPN2	1 Year	5 Years	10 Years
Service Class	12.61%	7.61%	9.38%
Russell 3000®IndexFootnote Reference(a)	23.81%	13.86%	12.55%
MSCI U.S. Small Cap Growth IndexFootnote Reference(b)	12.35%	9.14%	9.32%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 652,080,574
Holdings Count | Holding	331
Advisory Fees Paid, Amount	$ 5,257,781
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$652,080,574
Number of Portfolio Holdings	331
Portfolio Turnover Rate	45%
Total Advisory Fees Paid (net of waivers and reimbursements)	$5,257,781

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Industrials	22.9%
Health Care	20.6
Information Technology	19.9
Consumer Discretionary	13.5
Financials	6.3
Materials	4.8
Consumer Staples	4.8
Energy	4.1
Communication Services	2.0
Real Estate	0.4
Utilities	0.1
Repurchase Agreements	0.6
Other Investment Company	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Sprouts Farmers Market, Inc.	1.1%
Murphy USA, Inc.	1.0
Encompass Health Corp.	0.9
Rambus, Inc.	0.9
Ensign Group, Inc.	0.8
Coca-Cola Consolidated, Inc.	0.8
Fabrinet	0.8
Descartes Systems Group, Inc.	0.7
Wingstop, Inc.	0.7
Globus Medical, Inc., Class A	0.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021501
Shareholder Report [Line Items]
Fund Name	Transamerica TSW International Equity VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$87	0.86%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

Foreign markets performed well during the Portfolio’s fiscal year ended December 31, 2024, but returns were held back by a surge in value of the U.S. dollar after the Presidential election. The Portfolio underperformed its benchmark, the MSCI EAFE Index, for the year. Stock selection and positioning within the United Kingdom detracted most from relative returns. Lack of exposure to large regional index constituents, such as HSBC Holdings PLC and Rolls Royce Holdings PLC, was costly to relative results. Stock selection in metal and mining company Glencore PLC dragged on returns most due to commodity price weakness. On a sector basis, the financials sector weighed most on relative returns. While the Portfolio’s holdings in the sector produced the largest contribution to absolute return, underweight exposure to the rally in interest-rate sensitive banks detracted from relative results.

Europe contributed most to relative performance among regions due to the Portfolio’s holdings. Stock selection from multiple holdings contributed positively, including Heidelberg Materials AG, a leading cement producer, SAP SE, a software company, and AerCap Holdings NV, an aircraft lessor. Underweight exposure to the region’s largest holding, Novo Nordisk AS, also aided relative results within the region.

The materials sector contributed most to relative return at the sector level due to a combination of positive stock selection and positioning. The Portfolio’s underweight exposure to commodities and metal and mining companies was additive. From a stock selection perspective, positive impacts from Heidelberg Materials AG and Smurfit Westrock PLC were most additive.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Initial Class	MSCI EAFE Index
12/31/2014	$10,000	$10,000
1/31/2015	$10,072	$10,050
2/28/2015	$10,660	$10,652
3/31/2015	$10,523	$10,500
4/30/2015	$11,070	$10,937
5/31/2015	$11,102	$10,893
6/30/2015	$10,724	$10,588
7/31/2015	$10,925	$10,808
8/31/2015	$10,215	$10,014
9/30/2015	$9,758	$9,509
10/31/2015	$10,456	$10,253
11/30/2015	$10,281	$10,095
12/31/2015	$10,132	$9,961
1/31/2016	$9,517	$9,241
2/29/2016	$9,218	$9,075
3/31/2016	$9,941	$9,674
4/30/2016	$10,065	$9,964
5/31/2016	$10,065	$9,886
6/30/2016	$9,617	$9,558
7/31/2016	$10,140	$10,044
8/31/2016	$10,283	$10,052
9/30/2016	$10,369	$10,180
10/31/2016	$10,232	$9,973
11/30/2016	$9,976	$9,775
12/31/2016	$10,241	$10,111
1/31/2017	$10,505	$10,405
2/28/2017	$10,616	$10,556
3/31/2017	$11,000	$10,858
4/30/2017	$11,316	$11,143
5/31/2017	$11,692	$11,567
6/30/2017	$11,657	$11,550
7/31/2017	$11,913	$11,883
8/31/2017	$11,811	$11,881
9/30/2017	$12,229	$12,367
10/31/2017	$12,395	$12,498
12/31/2017	$12,587	$12,701
1/31/2018	$13,224	$13,339
2/28/2018	$12,622	$12,739
3/31/2018	$12,535	$12,522
4/30/2018	$12,718	$12,821
5/31/2018	$12,439	$12,551
6/30/2018	$12,255	$12,401
7/31/2018	$12,552	$12,707
8/31/2018	$12,340	$12,463
9/30/2018	$12,376	$12,577
10/31/2018	$11,330	$11,577
11/30/2018	$11,312	$11,564
12/31/2018	$10,633	$11,005
1/31/2019	$11,375	$11,730
2/28/2019	$11,509	$12,030
3/31/2019	$11,500	$12,119
4/30/2019	$11,929	$12,472
5/31/2019	$11,089	$11,891
6/30/2019	$11,768	$12,600
7/31/2019	$11,527	$12,441
8/31/2019	$11,286	$12,121
9/30/2019	$11,738	$12,474
10/31/2019	$12,227	$12,923
11/30/2019	$12,402	$13,071
12/31/2019	$12,873	$13,498
1/31/2020	$12,421	$13,217
2/29/2020	$11,415	$12,024
3/31/2020	$9,431	$10,432
4/30/2020	$10,215	$11,114
5/31/2020	$10,677	$11,605
6/30/2020	$11,138	$12,004
7/31/2020	$11,360	$12,287
8/31/2020	$11,924	$12,920
9/30/2020	$11,696	$12,590
10/31/2020	$11,172	$12,089
11/30/2020	$12,991	$13,964
12/31/2020	$13,715	$14,616
1/31/2021	$13,639	$14,461
2/28/2021	$14,058	$14,787
3/31/2021	$14,563	$15,142
4/30/2021	$15,001	$15,610
5/31/2021	$15,553	$16,134
6/30/2021	$15,248	$15,957
7/31/2021	$15,277	$16,078
8/31/2021	$15,477	$16,363
9/30/2021	$14,914	$15,901
10/31/2021	$15,380	$16,296
11/30/2021	$14,691	$15,539
12/31/2021	$15,554	$16,337
1/31/2022	$15,263	$15,548
2/28/2022	$14,798	$15,275
3/31/2022	$14,497	$15,391
4/30/2022	$13,683	$14,408
5/31/2022	$14,041	$14,537
6/30/2022	$12,606	$13,191
7/31/2022	$13,217	$13,850
8/31/2022	$12,304	$13,193
9/30/2022	$11,136	$11,965
10/31/2022	$11,946	$12,610
11/30/2022	$13,514	$14,032
12/31/2022	$13,315	$14,047
1/31/2023	$14,409	$15,186
2/28/2023	$14,030	$14,871
3/31/2023	$14,314	$15,259
4/30/2023	$14,704	$15,705
5/31/2023	$14,135	$15,061
6/30/2023	$14,662	$15,751
7/31/2023	$15,062	$16,262
8/31/2023	$14,503	$15,641
9/30/2023	$14,013	$15,114
10/31/2023	$13,524	$14,502
11/30/2023	$14,524	$15,851
12/31/2023	$15,375	$16,696
1/31/2024	$15,226	$16,793
2/29/2024	$15,460	$17,103
3/31/2024	$15,907	$17,685
4/30/2024	$15,439	$17,251
5/31/2024	$16,258	$17,941
6/30/2024	$15,875	$17,655
7/31/2024	$16,492	$18,175
8/31/2024	$17,012	$18,768
9/30/2024	$17,176	$18,950
10/31/2024	$16,235	$17,922
11/30/2024	$16,311	$17,823
12/31/2024	$15,895	$17,421

Average Annual Return [Table Text Block]
IBDE1	1 Year	5 Years	10 Years
Initial Class	3.38%	4.31%	4.74%
MSCI EAFE IndexFootnote Reference(a)	4.35%	5.24%	5.71%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 193,517,214
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 1,461,496
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$193,517,214
Number of Portfolio Holdings	111
Portfolio Turnover Rate	24%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,461,496

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	21.6%
Industrials	14.3
Information Technology	11.3
Consumer Discretionary	11.1
Consumer Staples	10.1
Health Care	9.9
Materials	6.9
Energy	5.8
Communication Services	1.9
Utilities	1.5
Real Estate	0.5
Repurchase Agreements	4.1
Preferred Stocks	0.7
Net Other Assets (Liabilities)Footnote Reference^	0.3
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Credit Ratings Selection [Text Block]

Top Country Allocation (Percentage of Net Assets)

Japan	19.4%
United Kingdom	16.2
Germany	11.7
France	10.8
Switzerland	7.4
Ireland	5.0
Netherlands	4.3
Australia	3.0
Sweden	2.9
Belgium	2.7

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Sony Group Corp.	2.5%
Roche Holding AG	2.1
SAP SE	2.0
Hitachi Ltd.	1.9
Nestle SA	1.9
Sumitomo Mitsui Financial Group, Inc.	1.8
DBS Group Holdings Ltd.	1.7
ORIX Corp.	1.6
Veolia Environnement SA	1.5
Seven & i Holdings Co. Ltd.	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021502
Shareholder Report [Line Items]
Fund Name	Transamerica TSW International Equity VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$113	1.11%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

Foreign markets performed well during the Portfolio’s fiscal year ended December 31, 2024, but returns were held back by a surge in value of the U.S. dollar after the Presidential election. The Portfolio underperformed its benchmark, the MSCI EAFE Index, for the year. Stock selection and positioning within the United Kingdom detracted most from relative returns. Lack of exposure to large regional index constituents, such as HSBC Holdings PLC and Rolls Royce Holdings PLC, was costly to relative results. Stock selection in metal and mining company Glencore PLC dragged on returns most due to commodity price weakness. On a sector basis, the financials sector weighed most on relative returns. While the Portfolio’s holdings in the sector produced the largest contribution to absolute return, underweight exposure to the rally in interest-rate sensitive banks detracted from relative results.

Europe contributed most to relative performance among regions due to the Portfolio’s holdings. Stock selection from multiple holdings contributed positively, including Heidelberg Materials AG, a leading cement producer, SAP SE, a software company, and AerCap Holdings NV, an aircraft lessor. Underweight exposure to the region’s largest holding, Novo Nordisk AS, also aided relative results within the region.

The materials sector contributed most to relative return at the sector level due to a combination of positive stock selection and positioning. The Portfolio’s underweight exposure to commodities and metal and mining companies was additive. From a stock selection perspective, positive impacts from Heidelberg Materials AG and Smurfit Westrock PLC were most additive.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	MSCI EAFE Index
12/31/2014	$10,000	$10,000
1/31/2015	$10,073	$10,050
2/28/2015	$10,648	$10,652
3/31/2015	$10,518	$10,500
4/30/2015	$11,061	$10,937
5/31/2015	$11,093	$10,893
6/30/2015	$10,713	$10,588
7/31/2015	$10,907	$10,808
8/31/2015	$10,204	$10,014
9/30/2015	$9,737	$9,509
10/31/2015	$10,438	$10,253
11/30/2015	$10,254	$10,095
12/31/2015	$10,104	$9,961
1/31/2016	$9,495	$9,241
2/29/2016	$9,195	$9,075
3/31/2016	$9,904	$9,674
4/30/2016	$10,029	$9,964
5/31/2016	$10,029	$9,886
6/30/2016	$9,578	$9,558
7/31/2016	$10,104	$10,044
8/31/2016	$10,241	$10,052
9/30/2016	$10,327	$10,180
10/31/2016	$10,181	$9,973
11/30/2016	$9,925	$9,775
12/31/2016	$10,181	$10,111
1/31/2017	$10,455	$10,405
2/28/2017	$10,558	$10,556
3/31/2017	$10,934	$10,858
4/30/2017	$11,242	$11,143
5/31/2017	$11,619	$11,567
6/30/2017	$11,584	$11,550
7/31/2017	$11,841	$11,883
8/31/2017	$11,729	$11,881
9/30/2017	$12,139	$12,367
10/31/2017	$12,296	$12,498
12/31/2017	$12,488	$12,701
1/31/2018	$13,125	$13,339
2/28/2018	$12,523	$12,739
3/31/2018	$12,427	$12,522
4/30/2018	$12,610	$12,821
5/31/2018	$12,331	$12,551
6/30/2018	$12,148	$12,401
7/31/2018	$12,445	$12,707
8/31/2018	$12,223	$12,463
9/30/2018	$12,259	$12,577
10/31/2018	$11,215	$11,577
11/30/2018	$11,197	$11,564
12/31/2018	$10,528	$11,005
1/31/2019	$11,251	$11,730
2/28/2019	$11,385	$12,030
3/31/2019	$11,376	$12,119
4/30/2019	$11,795	$12,472
5/31/2019	$10,956	$11,891
6/30/2019	$11,634	$12,600
7/31/2019	$11,394	$12,441
8/31/2019	$11,149	$12,121
9/30/2019	$11,599	$12,474
10/31/2019	$12,077	$12,923
11/30/2019	$12,252	$13,071
12/31/2019	$12,711	$13,498
1/31/2020	$12,252	$13,217
2/29/2020	$11,259	$12,024
3/31/2020	$9,311	$10,432
4/30/2020	$10,073	$11,114
5/31/2020	$10,533	$11,605
6/30/2020	$10,983	$12,004
7/31/2020	$11,195	$12,287
8/31/2020	$11,748	$12,920
9/30/2020	$11,530	$12,590
10/31/2020	$11,000	$12,089
11/30/2020	$12,799	$13,964
12/31/2020	$13,500	$14,616
1/31/2021	$13,433	$14,461
2/28/2021	$13,840	$14,787
3/31/2021	$14,333	$15,142
4/30/2021	$14,759	$15,610
5/31/2021	$15,308	$16,134
6/30/2021	$14,995	$15,957
7/31/2021	$15,024	$16,078
8/31/2021	$15,214	$16,363
9/30/2021	$14,656	$15,901
10/31/2021	$15,109	$16,296
11/30/2021	$14,435	$15,539
12/31/2021	$15,282	$16,337
1/31/2022	$14,993	$15,548
2/28/2022	$14,531	$15,275
3/31/2022	$14,223	$15,391
4/30/2022	$13,425	$14,408
5/31/2022	$13,781	$14,537
6/30/2022	$12,366	$13,191
7/31/2022	$12,963	$13,850
8/31/2022	$12,066	$13,193
9/30/2022	$10,920	$11,965
10/31/2022	$11,701	$12,610
11/30/2022	$13,243	$14,032
12/31/2022	$13,045	$14,047
1/31/2023	$14,108	$15,186
2/28/2023	$13,744	$14,871
3/31/2023	$14,014	$15,259
4/30/2023	$14,400	$15,705
5/31/2023	$13,837	$15,061
6/30/2023	$14,348	$15,751
7/31/2023	$14,744	$16,262
8/31/2023	$14,195	$15,641
9/30/2023	$13,701	$15,114
10/31/2023	$13,218	$14,502
11/30/2023	$14,206	$15,851
12/31/2023	$15,036	$16,696
1/31/2024	$14,878	$16,793
2/29/2024	$15,109	$17,103
3/31/2024	$15,540	$17,685
4/30/2024	$15,078	$17,251
5/31/2024	$15,877	$17,941
6/30/2024	$15,498	$17,655
7/31/2024	$16,097	$18,175
8/31/2024	$16,605	$18,768
9/30/2024	$16,756	$18,950
10/31/2024	$15,828	$17,922
11/30/2024	$15,903	$17,823
12/31/2024	$15,504	$17,421

Average Annual Return [Table Text Block]
IBDE2	1 Year	5 Years	10 Years
Service Class	3.11%	4.05%	4.48%
MSCI EAFE IndexFootnote Reference(a)	4.35%	5.24%	5.71%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 193,517,214
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 1,461,496
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$193,517,214
Number of Portfolio Holdings	111
Portfolio Turnover Rate	24%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,461,496

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	21.6%
Industrials	14.3
Information Technology	11.3
Consumer Discretionary	11.1
Consumer Staples	10.1
Health Care	9.9
Materials	6.9
Energy	5.8
Communication Services	1.9
Utilities	1.5
Real Estate	0.5
Repurchase Agreements	4.1
Preferred Stocks	0.7
Net Other Assets (Liabilities)Footnote Reference^	0.3
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Credit Ratings Selection [Text Block]

Top Country Allocation (Percentage of Net Assets)

Japan	19.4%
United Kingdom	16.2
Germany	11.7
France	10.8
Switzerland	7.4
Ireland	5.0
Netherlands	4.3
Australia	3.0
Sweden	2.9
Belgium	2.7

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Sony Group Corp.	2.5%
Roche Holding AG	2.1
SAP SE	2.0
Hitachi Ltd.	1.9
Nestle SA	1.9
Sumitomo Mitsui Financial Group, Inc.	1.8
DBS Group Holdings Ltd.	1.7
ORIX Corp.	1.6
Veolia Environnement SA	1.5
Seven & i Holdings Co. Ltd.	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021451
Shareholder Report [Line Items]
Fund Name	Transamerica TSW Mid Cap Value Opportunities VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$84	0.81%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

Thompson, Siegel & Walmsley LLC (“TSW”) became sub-adviser to the Portfolio on May 1, 2024. From January 1, 2024 to April 30, 2024, J.P. Morgan Investment Management Inc. served as sub-adviser to the Portfolio.

During the period from January 1, 2024, to April 30, 2024, stock selection in financials and information technology contributed to performance. At the stock level, Diamondback Energy, Inc. and Arch Cap Group Ltd. were top contributors to performance. Stock selection within industrials and utilities were the largest detractors over this period. At the stock level, Globe Life Inc. and Teledyne Technologies detracted from performance during this period.

During the period from the close of business on May 1, 2024, to December 31, 2024, stock selection in telecommunications and utilities contributed to performance. At the stock level, overweight positions in Liberty Broadband Corp. and Kinder Morgan, Inc. contributed to performance during this period. Stock selection in consumer discretionary and consumer staples detracted from performance. At the stock level, overweight positions in Walgreens Boots Alliance, Inc. and Huntington Ingalls Industries, Inc. detracted from performance during this period.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Initial Class	Russell 3000® Index	Russell Midcap® Value Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,797	$9,722	$9,857
2/28/2015	$10,273	$10,285	$10,261
3/31/2015	$10,362	$10,180	$10,242
4/30/2015	$10,176	$10,226	$10,126
5/31/2015	$10,357	$10,368	$10,305
6/30/2015	$10,154	$10,194	$10,041
7/31/2015	$10,265	$10,365	$10,027
8/31/2015	$9,736	$9,739	$9,553
9/30/2015	$9,407	$9,455	$9,234
10/31/2015	$9,922	$10,202	$9,798
11/30/2015	$9,946	$10,258	$9,826
12/31/2015	$9,726	$10,048	$9,522
1/31/2016	$9,264	$9,481	$8,996
2/29/2016	$9,326	$9,478	$9,059
3/31/2016	$10,112	$10,145	$9,895
4/30/2016	$10,179	$10,208	$10,108
5/31/2016	$10,289	$10,391	$10,273
6/30/2016	$10,370	$10,412	$10,367
7/31/2016	$10,637	$10,825	$10,806
8/31/2016	$10,715	$10,853	$10,783
9/30/2016	$10,675	$10,870	$10,828
10/31/2016	$10,439	$10,635	$10,566
11/30/2016	$11,094	$11,111	$11,227
12/31/2016	$11,146	$11,327	$11,426
1/31/2017	$11,301	$11,541	$11,618
2/28/2017	$11,646	$11,970	$11,943
3/31/2017	$11,571	$11,978	$11,856
4/30/2017	$11,611	$12,105	$11,878
5/31/2017	$11,663	$12,229	$11,842
6/30/2017	$11,835	$12,339	$12,018
7/31/2017	$12,054	$12,572	$12,177
8/31/2017	$11,816	$12,596	$11,950
9/30/2017	$12,190	$13,185	$12,374
10/31/2017	$12,595	$13,585	$12,793
12/31/2017	$12,648	$13,721	$12,951
1/31/2018	$12,977	$14,444	$13,248
2/28/2018	$12,415	$13,912	$12,596
3/31/2018	$12,430	$13,633	$12,627
4/30/2018	$12,453	$13,684	$12,689
5/31/2018	$12,460	$14,071	$12,827
6/30/2018	$12,618	$14,163	$12,931
7/31/2018	$12,962	$14,633	$13,282
8/31/2018	$13,240	$15,147	$13,463
9/30/2018	$13,101	$15,172	$13,357
10/31/2018	$12,143	$14,055	$12,395
11/30/2018	$12,390	$14,336	$12,692
12/31/2018	$11,154	$13,002	$11,359
1/31/2019	$12,251	$14,118	$12,529
2/28/2019	$12,699	$14,614	$12,927
3/31/2019	$12,784	$14,828	$12,992
4/30/2019	$13,317	$15,420	$13,420
5/31/2019	$12,444	$14,422	$12,558
6/30/2019	$13,178	$15,435	$13,407
7/31/2019	$13,232	$15,664	$13,518
8/31/2019	$12,798	$15,345	$13,041
9/30/2019	$13,317	$15,614	$13,571
10/31/2019	$13,421	$15,950	$13,644
11/30/2019	$13,706	$16,557	$14,007
12/31/2019	$14,078	$17,035	$14,433
1/31/2020	$13,697	$17,016	$14,153
2/29/2020	$12,452	$15,623	$12,751
3/31/2020	$9,694	$13,475	$9,857
4/30/2020	$10,973	$15,259	$11,173
5/31/2020	$11,285	$16,075	$11,691
6/30/2020	$11,423	$16,443	$11,823
7/31/2020	$11,829	$17,376	$12,381
8/31/2020	$12,224	$18,635	$12,872
9/30/2020	$11,923	$17,957	$12,580
10/31/2020	$12,069	$17,569	$12,697
11/30/2020	$13,730	$19,707	$14,480
12/31/2020	$14,268	$20,593	$15,150
1/31/2021	$14,286	$20,501	$15,115
2/28/2021	$15,289	$21,142	$16,286
3/31/2021	$16,412	$21,900	$17,127
4/30/2021	$17,379	$23,029	$17,955
5/31/2021	$17,643	$23,134	$18,310
6/30/2021	$17,278	$23,705	$18,097
7/31/2021	$17,351	$24,105	$18,209
8/31/2021	$17,686	$24,793	$18,599
9/30/2021	$17,051	$23,681	$17,914
10/31/2021	$17,900	$25,282	$18,868
11/30/2021	$17,340	$24,897	$18,294
12/31/2021	$18,433	$25,877	$19,443
1/31/2022	$18,078	$24,355	$18,613
2/28/2022	$18,078	$23,741	$18,526
3/31/2022	$18,265	$24,512	$19,089
4/30/2022	$17,517	$22,312	$17,955
5/31/2022	$17,751	$22,282	$18,300
6/30/2022	$15,986	$20,418	$16,288
7/31/2022	$17,237	$22,333	$17,690
8/31/2022	$16,788	$21,500	$17,148
9/30/2022	$15,342	$19,506	$15,485
10/31/2022	$16,765	$21,106	$16,948
11/30/2022	$17,783	$22,208	$18,019
12/31/2022	$16,915	$20,907	$17,104
1/31/2023	$18,130	$22,347	$18,485
2/28/2023	$17,563	$21,825	$17,893
3/31/2023	$16,881	$22,408	$17,330
4/30/2023	$16,846	$22,647	$17,331
5/31/2023	$16,163	$22,735	$16,562
6/30/2023	$17,540	$24,288	$17,998
7/31/2023	$18,061	$25,158	$18,782
8/31/2023	$17,423	$24,673	$18,117
9/30/2023	$16,724	$23,497	$17,196
10/31/2023	$16,129	$22,875	$16,344
11/30/2023	$17,579	$25,008	$17,885
12/31/2023	$18,744	$26,334	$19,278
1/31/2024	$18,666	$26,626	$18,933
2/29/2024	$19,507	$28,067	$19,837
3/31/2024	$20,478	$28,973	$20,864
4/30/2024	$19,378	$27,698	$19,772
5/31/2024	$19,559	$29,006	$20,482
6/30/2024	$19,041	$29,904	$20,154
7/31/2024	$20,582	$30,460	$21,372
8/31/2024	$20,754	$31,123	$21,775
9/30/2024	$20,660	$31,767	$22,185
10/31/2024	$20,411	$31,534	$21,906
11/30/2024	$21,657	$33,632	$23,519
12/31/2024	$20,333	$32,604	$21,798

Average Annual Return [Table Text Block]
I3B81	1 Year	5 Years	10 Years
Initial Class	8.48%	7.63%	7.35%
Russell 3000®IndexFootnote Reference(a)	23.81%	13.86%	12.55%
Russell Midcap® Value IndexFootnote Reference(b)	13.07%	8.59%	8.10%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
Material Change Date	Jan. 01, 2024
AssetsNet	$ 241,538,042
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 1,984,308
InvestmentCompanyPortfolioTurnover	126.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$241,538,042
Number of Portfolio Holdings	67
Portfolio Turnover Rate	126%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,984,308

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Consumer Staples	16.4%
Health Care	15.7
Financials	11.4
Communication Services	10.7
Utilities	10.0
Industrials	9.6
Materials	6.5
Energy	6.1
Information Technology	3.8
Real Estate	2.8
Consumer Discretionary	2.6
Repurchase Agreements	4.4
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Dominion Energy, Inc.	2.6%
Evergy, Inc.	2.3
Baxter International, Inc.	2.3
Archer-Daniels-Midland Co.	2.3
Kraft Heinz Co.	2.3
Huntington Ingalls Industries, Inc.	2.2
NiSource, Inc.	2.1
Jazz Pharmaceuticals PLC	2.0
First Citizens BancShares, Inc., Class A	2.0
Centene Corp.	2.0

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes to the Portfolio since January 1, 2024. For more complete information, you may review the Portfolio’s prospectus, as supplemented, at transamerica.com/annuities/prospectus or upon request at 800-851-9777. The Portfolio’s next prospectus will be available at the website and phone number above by May 1, 2025.

Effective on May 1, 2024, J.P. Morgan Investments Management, Inc. was terminated as the sub-adviser of the Portfolio and Thompson, Siegel & Walmsley LLC was approved as the Portfolio’s sub-adviser. In connection with the change to TSW as the Portfolio’s sub-adviser effective on May 1, 2024, the following occurred:

  The Portfolio’s name changed to Transamerica TSW Mid Cap Value Opportunities VP.

  The Portfolio’s investment objective was revised to “seeks to provide investors with long term capital growth".

  The Portfolio's principal investment strategies were revised.

  The Portfolio's principal risks were revised to include Real Estate Securities and remove Counterparty, Credit, Derivatives, and Sustainability and Environmental, Social and Governance Considerations.

  Effective May 1, 2024, Transamerica Asset Management, Inc. reduced its management fee schedule.

  Effective May 1, 2024, the expense cap for Initial Class shares was lowered from 0.93% to 0.78%.

Material Fund Change Name [Text Block]	The Portfolio’s name changed to Transamerica TSW Mid Cap Value Opportunities VP.
Material Fund Change Objectives [Text Block]	The Portfolio’s investment objective was revised to “seeks to provide investors with long term capital growth".
Material Fund Change Expenses [Text Block]	Effective May 1, 2024, Transamerica Asset Management, Inc. reduced its management fee schedule. Effective May 1, 2024, the expense cap for Initial Class shares was lowered from 0.93% to 0.78%.
Material Fund Change Strategies [Text Block]	The Portfolio's principal investment strategies were revised.
Material Fund Change Risks Change [Text Block]	The Portfolio's principal risks were revised to include Real Estate Securities and remove Counterparty, Credit, Derivatives, and Sustainability and Environmental, Social and Governance Considerations.
Material Fund Change Adviser [Text Block]

Effective on May 1, 2024, J.P. Morgan Investments Management, Inc. was terminated as the sub-adviser of the Portfolio and Thompson, Siegel & Walmsley LLC was approved as the Portfolio’s sub-adviser. In connection with the change to TSW as the Portfolio’s sub-adviser effective on May 1, 2024, the following occurred:

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Portfolio since January 1, 2024. For more complete information, you may review the Portfolio’s prospectus, as supplemented, at transamerica.com/annuities/prospectus or upon request at 800-851-9777. The Portfolio’s next prospectus will be available at the website and phone number above by May 1, 2025.

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021452
Shareholder Report [Line Items]
Fund Name	Transamerica TSW Mid Cap Value Opportunities VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$110	1.06%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

Thompson, Siegel & Walmsley LLC (“TSW”) became sub-adviser to the Portfolio on May 1, 2024. From January 1, 2024 to April 30, 2024, J.P. Morgan Investment Management Inc. served as sub-adviser to the Portfolio.

During the period from January 1, 2024, to April 30, 2024, stock selection in financials and information technology contributed to performance. At the stock level, Diamondback Energy, Inc. and Arch Cap Group Ltd. were top contributors to performance. Stock selection within industrials and utilities were the largest detractors over this period. At the stock level, Globe Life Inc. and Teledyne Technologies detracted from performance during this period.

During the period from the close of business on May 1, 2024, to December 31, 2024, stock selection in telecommunications and utilities contributed to performance. At the stock level, overweight positions in Liberty Broadband Corp. and Kinder Morgan, Inc. contributed to performance during this period. Stock selection in consumer discretionary and consumer staples detracted from performance. At the stock level, overweight positions in Walgreens Boots Alliance, Inc. and Huntington Ingalls Industries, Inc. detracted from performance during this period.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	Russell 3000® Index	Russell Midcap® Value Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,795	$9,722	$9,857
2/28/2015	$10,267	$10,285	$10,261
3/31/2015	$10,356	$10,180	$10,242
4/30/2015	$10,169	$10,226	$10,126
5/31/2015	$10,347	$10,368	$10,305
6/30/2015	$10,142	$10,194	$10,041
7/31/2015	$10,249	$10,365	$10,027
8/31/2015	$9,721	$9,739	$9,553
9/30/2015	$9,389	$9,455	$9,234
10/31/2015	$9,903	$10,202	$9,798
11/30/2015	$9,922	$10,258	$9,826
12/31/2015	$9,706	$10,048	$9,522
1/31/2016	$9,240	$9,481	$8,996
2/29/2016	$9,298	$9,478	$9,059
3/31/2016	$10,081	$10,145	$9,895
4/30/2016	$10,143	$10,208	$10,108
5/31/2016	$10,249	$10,391	$10,273
6/30/2016	$10,331	$10,412	$10,367
7/31/2016	$10,595	$10,825	$10,806
8/31/2016	$10,669	$10,853	$10,783
9/30/2016	$10,629	$10,870	$10,828
10/31/2016	$10,391	$10,635	$10,566
11/30/2016	$11,040	$11,111	$11,227
12/31/2016	$11,092	$11,327	$11,426
1/31/2017	$11,242	$11,541	$11,618
2/28/2017	$11,578	$11,970	$11,943
3/31/2017	$11,503	$11,978	$11,856
4/30/2017	$11,543	$12,105	$11,878
5/31/2017	$11,590	$12,229	$11,842
6/30/2017	$11,758	$12,339	$12,018
7/31/2017	$11,972	$12,572	$12,177
8/31/2017	$11,738	$12,596	$11,950
9/30/2017	$12,101	$13,185	$12,374
10/31/2017	$12,502	$13,585	$12,793
12/31/2017	$12,555	$13,721	$12,951
1/31/2018	$12,880	$14,444	$13,248
2/28/2018	$12,313	$13,912	$12,596
3/31/2018	$12,328	$13,633	$12,627
4/30/2018	$12,343	$13,684	$12,689
5/31/2018	$12,350	$14,071	$12,827
6/30/2018	$12,509	$14,163	$12,931
7/31/2018	$12,849	$14,633	$13,282
8/31/2018	$13,114	$15,147	$13,463
9/30/2018	$12,974	$15,172	$13,357
10/31/2018	$12,025	$14,055	$12,395
11/30/2018	$12,274	$14,336	$12,692
12/31/2018	$11,036	$13,002	$11,359
1/31/2019	$12,126	$14,118	$12,529
2/28/2019	$12,569	$14,614	$12,927
3/31/2019	$12,647	$14,828	$12,992
4/30/2019	$13,169	$15,420	$13,420
5/31/2019	$12,305	$14,422	$12,558
6/30/2019	$13,029	$15,435	$13,407
7/31/2019	$13,083	$15,664	$13,518
8/31/2019	$12,651	$15,345	$13,041
9/30/2019	$13,156	$15,614	$13,571
10/31/2019	$13,261	$15,950	$13,644
11/30/2019	$13,539	$16,557	$14,007
12/31/2019	$13,905	$17,035	$14,433
1/31/2020	$13,522	$17,016	$14,153
2/29/2020	$12,294	$15,623	$12,751
3/31/2020	$9,569	$13,475	$9,857
4/30/2020	$10,823	$15,259	$11,173
5/31/2020	$11,136	$16,075	$11,691
6/30/2020	$11,258	$16,443	$11,823
7/31/2020	$11,659	$17,376	$12,381
8/31/2020	$12,050	$18,635	$12,872
9/30/2020	$11,756	$17,957	$12,580
10/31/2020	$11,885	$17,569	$12,697
11/30/2020	$13,526	$19,707	$14,480
12/31/2020	$14,049	$20,593	$15,150
1/31/2021	$14,067	$20,501	$15,115
2/28/2021	$15,048	$21,142	$16,286
3/31/2021	$16,149	$21,900	$17,127
4/30/2021	$17,102	$23,029	$17,955
5/31/2021	$17,359	$23,134	$18,310
6/30/2021	$17,002	$23,705	$18,097
7/31/2021	$17,066	$24,105	$18,209
8/31/2021	$17,389	$24,793	$18,599
9/30/2021	$16,761	$23,681	$17,914
10/31/2021	$17,595	$25,282	$18,868
11/30/2021	$17,042	$24,897	$18,294
12/31/2021	$18,101	$25,877	$19,443
1/31/2022	$17,754	$24,355	$18,613
2/28/2022	$17,754	$23,741	$18,526
3/31/2022	$17,932	$24,512	$19,089
4/30/2022	$17,192	$22,312	$17,955
5/31/2022	$17,426	$22,282	$18,300
6/30/2022	$15,692	$20,418	$16,288
7/31/2022	$16,911	$22,333	$17,690
8/31/2022	$16,471	$21,500	$17,148
9/30/2022	$15,039	$19,506	$15,485
10/31/2022	$16,436	$21,106	$16,948
11/30/2022	$17,425	$22,208	$18,019
12/31/2022	$16,576	$20,907	$17,104
1/31/2023	$17,763	$22,347	$18,485
2/28/2023	$17,204	$21,825	$17,893
3/31/2023	$16,541	$22,408	$17,330
4/30/2023	$16,494	$22,647	$17,331
5/31/2023	$15,831	$22,735	$16,562
6/30/2023	$17,169	$24,288	$17,998
7/31/2023	$17,670	$25,158	$18,782
8/31/2023	$17,038	$24,673	$18,117
9/30/2023	$16,361	$23,497	$17,196
10/31/2023	$15,774	$22,875	$16,344
11/30/2023	$17,181	$25,008	$17,885
12/31/2023	$18,327	$26,334	$19,278
1/31/2024	$18,236	$26,626	$18,933
2/29/2024	$19,057	$28,067	$19,837
3/31/2024	$20,008	$28,973	$20,864
4/30/2024	$18,927	$27,698	$19,772
5/31/2024	$19,096	$29,006	$20,482
6/30/2024	$18,588	$29,904	$20,154
7/31/2024	$20,086	$30,460	$21,372
8/31/2024	$20,250	$31,123	$21,775
9/30/2024	$20,155	$31,767	$22,185
10/31/2024	$19,904	$31,534	$21,906
11/30/2024	$21,115	$33,632	$23,519
12/31/2024	$19,809	$32,604	$21,798

Average Annual Return [Table Text Block]
I3B82	1 Year	5 Years	10 Years
Service Class	8.09%	7.33%	7.07%
Russell 3000®IndexFootnote Reference(a)	23.81%	13.86%	12.55%
Russell Midcap® Value IndexFootnote Reference(b)	13.07%	8.59%	8.10%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
Material Change Date	Jan. 01, 2024
AssetsNet	$ 241,538,042
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 1,984,308
InvestmentCompanyPortfolioTurnover	126.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$241,538,042
Number of Portfolio Holdings	67
Portfolio Turnover Rate	126%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,984,308

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Consumer Staples	16.4%
Health Care	15.7
Financials	11.4
Communication Services	10.7
Utilities	10.0
Industrials	9.6
Materials	6.5
Energy	6.1
Information Technology	3.8
Real Estate	2.8
Consumer Discretionary	2.6
Repurchase Agreements	4.4
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Dominion Energy, Inc.	2.6%
Evergy, Inc.	2.3
Baxter International, Inc.	2.3
Archer-Daniels-Midland Co.	2.3
Kraft Heinz Co.	2.3
Huntington Ingalls Industries, Inc.	2.2
NiSource, Inc.	2.1
Jazz Pharmaceuticals PLC	2.0
First Citizens BancShares, Inc., Class A	2.0
Centene Corp.	2.0

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes to the Portfolio since January 1, 2024. For more complete information, you may review the Portfolio’s prospectus, as supplemented, at transamerica.com/annuities/prospectus or upon request at 800-851-9777. The Portfolio’s next prospectus will be available at the website and phone number above by May 1, 2025.

Effective on May 1, 2024, J.P. Morgan Investments Management, Inc. was terminated as the sub-adviser of the Portfolio and Thompson, Siegel & Walmsley LLC was approved as the Portfolio’s sub-adviser. In connection with the change to TSW as the Portfolio’s sub-adviser effective on May 1, 2024, the following occurred:

  The Portfolio’s name changed to Transamerica TSW Mid Cap Value Opportunities VP.

  The Portfolio’s investment objective was revised to “seeks to provide investors with long term capital growth".

  The Portfolio's principal investment strategies were revised.

  The Portfolio's principal risks were revised to include Real Estate Securities and remove Counterparty, Credit, Derivatives, and Sustainability and Environmental, Social and Governance Considerations.

  Effective May 1, 2024, Transamerica Asset Management, Inc. reduced its management fee schedule.

  Effective May 1, 2024, the expense cap for Service Class shares was lowered from 1.17% to 1.03%.

Material Fund Change Name [Text Block]	The Portfolio’s name changed to Transamerica TSW Mid Cap Value Opportunities VP.
Material Fund Change Objectives [Text Block]	The Portfolio’s investment objective was revised to “seeks to provide investors with long term capital growth".
Material Fund Change Expenses [Text Block]	Effective May 1, 2024, Transamerica Asset Management, Inc. reduced its management fee schedule. Effective May 1, 2024, the expense cap for Service Class shares was lowered from 1.17% to 1.03%.
Material Fund Change Strategies [Text Block]	The Portfolio's principal investment strategies were revised.
Material Fund Change Risks Change [Text Block]	The Portfolio's principal risks were revised to include Real Estate Securities and remove Counterparty, Credit, Derivatives, and Sustainability and Environmental, Social and Governance Considerations.
Material Fund Change Adviser [Text Block]

Effective on May 1, 2024, J.P. Morgan Investments Management, Inc. was terminated as the sub-adviser of the Portfolio and Thompson, Siegel & Walmsley LLC was approved as the Portfolio’s sub-adviser. In connection with the change to TSW as the Portfolio’s sub-adviser effective on May 1, 2024, the following occurred:

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Portfolio since January 1, 2024. For more complete information, you may review the Portfolio’s prospectus, as supplemented, at transamerica.com/annuities/prospectus or upon request at 800-851-9777. The Portfolio’s next prospectus will be available at the website and phone number above by May 1, 2025.

Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021487
Shareholder Report [Line Items]
Fund Name	Transamerica WMC US Growth VP
Class Name	Initial Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$73	0.64%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Portfolio underperformed the Russell 1000® Growth Index.

During the fiscal year, weak stock selection within information technology, consumer staples, and consumer discretionary were the primary drivers of relative underperformance. This was partially offset by strong selection in health care, communication services, and financials. Sector allocation, a result of the bottom-up stock selection process, also detracted from relative performance. The Portfolio’s overweight to health care and underweights to information technology and consumer discretionary detracted from relative performance the most. This was offset by an underweight allocation to consumer staples and industrials and an overweight allocation to utilities, which contributed to relative performance.

The Portfolio’s largest relative detractors during the period included overweight positions in Estee Lauder Cos., Inc., a cosmetics company, Lululemon Athletica, Inc., an apparel company, and CDW Corp., an information technology solutions company.

The Portfolio’s largest relative contributors during the period included an underweight position in Microsoft Corp., an U.S.-based software company, and overweight positions in Broadcom, Inc., a global technology company, and Vistra Corp., a U.S.-based energy company.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Initial Class	Russell 3000® Index	Russell 1000® Growth Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,837	$9,722	$9,847
2/28/2015	$10,603	$10,285	$10,503
3/31/2015	$10,494	$10,180	$10,384
4/30/2015	$10,506	$10,226	$10,436
5/31/2015	$10,680	$10,368	$10,583
6/30/2015	$10,535	$10,194	$10,396
7/31/2015	$10,946	$10,365	$10,749
8/31/2015	$10,270	$9,739	$10,096
9/30/2015	$10,018	$9,455	$9,846
10/31/2015	$10,883	$10,202	$10,694
11/30/2015	$10,842	$10,258	$10,724
12/31/2015	$10,685	$10,048	$10,567
1/31/2016	$10,022	$9,481	$9,977
2/29/2016	$9,937	$9,478	$9,973
3/31/2016	$10,631	$10,145	$10,645
4/30/2016	$10,563	$10,208	$10,548
5/31/2016	$10,860	$10,391	$10,753
6/30/2016	$10,788	$10,412	$10,711
7/31/2016	$11,266	$10,825	$11,216
8/31/2016	$11,136	$10,853	$11,160
9/30/2016	$11,112	$10,870	$11,201
10/31/2016	$10,834	$10,635	$10,938
11/30/2016	$10,947	$11,111	$11,176
12/31/2016	$10,985	$11,327	$11,314
1/31/2017	$11,405	$11,541	$11,696
2/28/2017	$11,890	$11,970	$12,182
3/31/2017	$12,036	$11,978	$12,322
4/30/2017	$12,352	$12,105	$12,604
5/31/2017	$12,748	$12,229	$12,932
6/30/2017	$12,612	$12,339	$12,898
7/31/2017	$12,975	$12,572	$13,241
8/31/2017	$13,105	$12,596	$13,483
9/30/2017	$13,678	$13,185	$14,188
10/31/2017	$14,071	$13,585	$14,619
12/31/2017	$14,192	$13,721	$14,733
1/31/2018	$15,274	$14,444	$15,776
2/28/2018	$14,935	$13,912	$15,363
3/31/2018	$14,600	$13,633	$14,941
4/30/2018	$14,653	$13,684	$14,994
5/31/2018	$15,352	$14,071	$15,651
6/30/2018	$15,599	$14,163	$15,801
7/31/2018	$15,997	$14,633	$16,265
8/31/2018	$16,917	$15,147	$17,155
9/30/2018	$16,981	$15,172	$17,251
10/31/2018	$15,350	$14,055	$15,708
11/30/2018	$15,578	$14,336	$15,875
12/31/2018	$14,222	$13,002	$14,510
1/31/2019	$15,699	$14,118	$15,814
2/28/2019	$16,388	$14,614	$16,380
3/31/2019	$16,721	$14,828	$16,846
4/30/2019	$17,627	$15,420	$17,607
5/31/2019	$16,536	$14,422	$16,495
6/30/2019	$17,627	$15,435	$17,628
7/31/2019	$17,971	$15,664	$18,026
8/31/2019	$17,581	$15,345	$17,888
9/30/2019	$17,784	$15,614	$17,890
10/31/2019	$18,363	$15,950	$18,394
11/30/2019	$19,297	$16,557	$19,210
12/31/2019	$19,917	$17,035	$19,790
1/31/2020	$20,387	$17,016	$20,232
2/29/2020	$18,874	$15,623	$18,854
3/31/2020	$16,925	$13,475	$17,000
4/30/2020	$19,454	$15,259	$19,515
5/31/2020	$20,805	$16,075	$20,825
6/30/2020	$21,663	$16,443	$21,732
7/31/2020	$23,130	$17,376	$23,404
8/31/2020	$25,425	$18,635	$25,819
9/30/2020	$24,443	$17,957	$24,604
10/31/2020	$23,530	$17,569	$23,769
11/30/2020	$26,126	$19,707	$26,203
12/31/2020	$27,346	$20,593	$27,408
1/31/2021	$26,983	$20,501	$27,205
2/28/2021	$27,208	$21,142	$27,199
3/31/2021	$27,696	$21,900	$27,666
4/30/2021	$29,392	$23,029	$29,548
5/31/2021	$28,916	$23,134	$29,140
6/30/2021	$30,480	$23,705	$30,968
7/31/2021	$31,350	$24,105	$31,988
8/31/2021	$32,395	$24,793	$33,184
9/30/2021	$30,587	$23,681	$31,326
10/31/2021	$32,794	$25,282	$34,039
11/30/2021	$32,402	$24,897	$34,247
12/31/2021	$32,997	$25,877	$34,971
1/31/2022	$30,203	$24,355	$31,970
2/28/2022	$28,736	$23,741	$30,612
3/31/2022	$29,731	$24,512	$31,809
4/30/2022	$26,327	$22,312	$27,968
5/31/2022	$25,579	$22,282	$27,318
6/30/2022	$23,249	$20,418	$25,154
7/31/2022	$26,058	$22,333	$28,173
8/31/2022	$24,811	$21,500	$26,861
9/30/2022	$22,304	$19,506	$24,249
10/31/2022	$23,396	$21,106	$25,667
11/30/2022	$24,400	$22,208	$26,836
12/31/2022	$22,654	$20,907	$24,782
1/31/2023	$24,732	$22,347	$26,847
2/28/2023	$24,226	$21,825	$26,528
3/31/2023	$25,911	$22,408	$28,342
4/30/2023	$26,191	$22,647	$28,621
5/31/2023	$27,378	$22,735	$29,926
6/30/2023	$29,369	$24,288	$31,972
7/31/2023	$30,086	$25,158	$33,050
8/31/2023	$29,717	$24,673	$32,753
9/30/2023	$28,110	$23,497	$30,972
10/31/2023	$27,769	$22,875	$30,531
11/30/2023	$30,678	$25,008	$33,859
12/31/2023	$32,186	$26,334	$35,358
1/31/2024	$33,219	$26,626	$36,240
2/29/2024	$35,885	$28,067	$38,713
3/31/2024	$36,514	$28,973	$39,394
4/30/2024	$34,781	$27,698	$37,723
5/31/2024	$36,137	$29,006	$39,981
6/30/2024	$38,318	$29,904	$42,677
7/31/2024	$37,591	$30,460	$41,951
8/31/2024	$38,528	$31,123	$42,825
9/30/2024	$39,515	$31,767	$44,038
10/31/2024	$39,051	$31,534	$43,893
11/30/2024	$41,292	$33,632	$46,740
12/31/2024	$41,519	$32,604	$47,152

Average Annual Return [Table Text Block]
IBDA1	1 Year	5 Years	10 Years
Initial Class	28.99%	15.82%	15.30%
Russell 3000®IndexFootnote Reference(a)	23.81%	13.86%	12.55%
Russell 1000® Growth IndexFootnote Reference(b)	33.36%	18.96%	16.78%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 5,791,755,952
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 34,597,321
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$5,791,755,952
Number of Portfolio Holdings	64
Portfolio Turnover Rate	40%
Total Advisory Fees Paid (net of waivers and reimbursements)	$34,597,321

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	47.6%
Consumer Discretionary	14.8
Communication Services	14.6
Health Care	8.1
Financials	6.4
Industrials	4.5
Consumer Staples	1.3
Materials	1.1
Real Estate	0.9
Energy	0.3
Utilities	0.2
Repurchase Agreements	0.3
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	9.2%
Apple, Inc.	9.1
Microsoft Corp.	7.0
Amazon.com, Inc.	5.7
Broadcom, Inc.	5.0
Alphabet, Inc., Class A	5.0
Meta Platforms, Inc., Class A	4.9
Tesla, Inc.	3.3
Eli Lilly & Co.	2.9
Mastercard, Inc., Class A	2.9

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021488
Shareholder Report [Line Items]
Fund Name	Transamerica WMC US Growth VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$102	0.89%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Portfolio underperformed the Russell 1000® Growth Index.

During the fiscal year, weak stock selection within information technology, consumer staples, and consumer discretionary were the primary drivers of relative underperformance. This was partially offset by strong selection in health care, communication services, and financials. Sector allocation, a result of the bottom-up stock selection process, also detracted from relative performance. The Portfolio’s overweight to health care and underweights to information technology and consumer discretionary detracted from relative performance the most. This was offset by an underweight allocation to consumer staples and industrials and an overweight allocation to utilities, which contributed to relative performance.

The Portfolio’s largest relative detractors during the period included overweight positions in Estee Lauder Cos., Inc., a cosmetics company, Lululemon Athletica, Inc., an apparel company, and CDW Corp., an information technology solutions company.

The Portfolio’s largest relative contributors during the period included an underweight position in Microsoft Corp., an U.S.-based software company, and overweight positions in Broadcom, Inc., a global technology company, and Vistra Corp., a U.S.-based energy company.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	Russell 3000® Index	Russell 1000® Growth Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,835	$9,722	$9,847
2/28/2015	$10,599	$10,285	$10,503
3/31/2015	$10,488	$10,180	$10,384
4/30/2015	$10,497	$10,226	$10,436
5/31/2015	$10,668	$10,368	$10,583
6/30/2015	$10,521	$10,194	$10,396
7/31/2015	$10,932	$10,365	$10,749
8/31/2015	$10,253	$9,739	$10,096
9/30/2015	$10,001	$9,455	$9,846
10/31/2015	$10,863	$10,202	$10,694
11/30/2015	$10,817	$10,258	$10,724
12/31/2015	$10,661	$10,048	$10,567
1/31/2016	$9,996	$9,481	$9,977
2/29/2016	$9,909	$9,478	$9,973
3/31/2016	$10,597	$10,145	$10,645
4/30/2016	$10,528	$10,208	$10,548
5/31/2016	$10,822	$10,391	$10,753
6/30/2016	$10,748	$10,412	$10,711
7/31/2016	$11,225	$10,825	$11,216
8/31/2016	$11,090	$10,853	$11,160
9/30/2016	$11,061	$10,870	$11,201
10/31/2016	$10,783	$10,635	$10,938
11/30/2016	$10,894	$11,111	$11,176
12/31/2016	$10,932	$11,327	$11,314
1/31/2017	$11,349	$11,541	$11,696
2/28/2017	$11,828	$11,970	$12,182
3/31/2017	$11,967	$11,978	$12,322
4/30/2017	$12,278	$12,105	$12,604
5/31/2017	$12,671	$12,229	$12,932
6/30/2017	$12,532	$12,339	$12,898
7/31/2017	$12,891	$12,572	$13,241
8/31/2017	$13,019	$12,596	$13,483
9/30/2017	$13,580	$13,185	$14,188
10/31/2017	$13,969	$13,585	$14,619
12/31/2017	$14,087	$13,721	$14,733
1/31/2018	$15,155	$14,444	$15,776
2/28/2018	$14,820	$13,912	$15,363
3/31/2018	$14,481	$13,633	$14,941
4/30/2018	$14,535	$13,684	$14,994
5/31/2018	$15,224	$14,071	$15,651
6/30/2018	$15,465	$14,163	$15,801
7/31/2018	$15,854	$14,633	$16,265
8/31/2018	$16,762	$15,147	$17,155
9/30/2018	$16,821	$15,172	$17,251
10/31/2018	$15,205	$14,055	$15,708
11/30/2018	$15,425	$14,336	$15,875
12/31/2018	$14,082	$13,002	$14,510
1/31/2019	$15,538	$14,118	$15,814
2/28/2019	$16,220	$14,614	$16,380
3/31/2019	$16,542	$14,828	$16,846
4/30/2019	$17,439	$15,420	$17,607
5/31/2019	$16,354	$14,422	$16,495
6/30/2019	$17,428	$15,435	$17,628
7/31/2019	$17,767	$15,664	$18,026
8/31/2019	$17,374	$15,345	$17,888
9/30/2019	$17,574	$15,614	$17,890
10/31/2019	$18,145	$15,950	$18,394
11/30/2019	$19,063	$16,557	$19,210
12/31/2019	$19,670	$17,035	$19,790
1/31/2020	$20,129	$17,016	$20,232
2/29/2020	$18,634	$15,623	$18,854
3/31/2020	$16,703	$13,475	$17,000
4/30/2020	$19,199	$15,259	$19,515
5/31/2020	$20,529	$16,075	$20,825
6/30/2020	$21,371	$16,443	$21,732
7/31/2020	$22,814	$17,376	$23,404
8/31/2020	$25,066	$18,635	$25,819
9/30/2020	$24,092	$17,957	$24,604
10/31/2020	$23,189	$17,569	$23,769
11/30/2020	$25,740	$19,707	$26,203
12/31/2020	$26,935	$20,593	$27,408
1/31/2021	$26,579	$20,501	$27,205
2/28/2021	$26,789	$21,142	$27,199
3/31/2021	$27,266	$21,900	$27,666
4/30/2021	$28,933	$23,029	$29,548
5/31/2021	$28,456	$23,134	$29,140
6/30/2021	$29,995	$23,705	$30,968
7/31/2021	$30,834	$24,105	$31,988
8/31/2021	$31,859	$24,793	$33,184
9/30/2021	$30,073	$23,681	$31,326
10/31/2021	$32,237	$25,282	$34,039
11/30/2021	$31,844	$24,897	$34,247
12/31/2021	$32,422	$25,877	$34,971
1/31/2022	$29,672	$24,355	$31,970
2/28/2022	$28,227	$23,741	$30,612
3/31/2022	$29,198	$24,512	$31,809
4/30/2022	$25,848	$22,312	$27,968
5/31/2022	$25,106	$22,282	$27,318
6/30/2022	$22,816	$20,418	$25,154
7/31/2022	$25,573	$22,333	$28,173
8/31/2022	$24,336	$21,500	$26,861
9/30/2022	$21,881	$19,506	$24,249
10/31/2022	$22,942	$21,106	$25,667
11/30/2022	$23,922	$22,208	$26,836
12/31/2022	$22,204	$20,907	$24,782
1/31/2023	$24,237	$22,347	$26,847
2/28/2023	$23,733	$21,825	$26,528
3/31/2023	$25,388	$22,408	$28,342
4/30/2023	$25,649	$22,647	$28,621
5/31/2023	$26,800	$22,735	$29,926
6/30/2023	$28,752	$24,288	$31,972
7/31/2023	$29,453	$25,158	$33,050
8/31/2023	$29,080	$24,673	$32,753
9/30/2023	$27,498	$23,497	$30,972
10/31/2023	$27,164	$22,875	$30,531
11/30/2023	$29,997	$25,008	$33,859
12/31/2023	$31,468	$26,334	$35,358
1/31/2024	$32,468	$26,626	$36,240
2/29/2024	$35,068	$28,067	$38,713
3/31/2024	$35,679	$28,973	$39,394
4/30/2024	$33,976	$27,698	$37,723
5/31/2024	$35,291	$29,006	$39,981
6/30/2024	$37,410	$29,904	$42,677
7/31/2024	$36,697	$30,460	$41,951
8/31/2024	$37,602	$31,123	$42,825
9/30/2024	$38,564	$31,767	$44,038
10/31/2024	$38,103	$31,534	$43,893
11/30/2024	$40,272	$33,632	$46,740
12/31/2024	$40,497	$32,604	$47,152

Average Annual Return [Table Text Block]
IBDA2	1 Year	5 Years	10 Years
Service Class	28.69%	15.54%	15.01%
Russell 3000®IndexFootnote Reference(a)	23.81%	13.86%	12.55%
Russell 1000® Growth IndexFootnote Reference(b)	33.36%	18.96%	16.78%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 5,791,755,952
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 34,597,321
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$5,791,755,952
Number of Portfolio Holdings	64
Portfolio Turnover Rate	40%
Total Advisory Fees Paid (net of waivers and reimbursements)	$34,597,321

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	47.6%
Consumer Discretionary	14.8
Communication Services	14.6
Health Care	8.1
Financials	6.4
Industrials	4.5
Consumer Staples	1.3
Materials	1.1
Real Estate	0.9
Energy	0.3
Utilities	0.2
Repurchase Agreements	0.3
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	9.2%
Apple, Inc.	9.1
Microsoft Corp.	7.0
Amazon.com, Inc.	5.7
Broadcom, Inc.	5.0
Alphabet, Inc., Class A	5.0
Meta Platforms, Inc., Class A	4.9
Tesla, Inc.	3.3
Eli Lilly & Co.	2.9
Mastercard, Inc., Class A	2.9

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000154895
Shareholder Report [Line Items]
Fund Name	Transamerica American Funds Managed Risk VP
Class Name	Service Class
Trading Symbol	Ticker: N/A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the year?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$87	0.81%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio normally invests at least 80% of its net assets in the American Funds Insurance Series Asset Allocation fund (the "Underlying Fund"), a highly diversified portfolio that targets a split between equities, debt securities and money market instruments, with a primary focus on domestic assets. Additionally, the Portfolio employs the Milliman Managed Risk Strategy (“MMRS”), a dynamic derivative overlay strategy that aims to manage the Portfolio’s volatility and reduce the potential for Portfolio losses during periods of significant market declines. The strategy may limit the Portfolio’s ability to participate in up markets.

For the year ended December 31, 2024, the Portfolio posted positive returns. The top contributor to Portfolio performance was the performance of the Underlying Fund. The Portfolio’s hedging activity related to the MMRS was most active during periods of increased volatility during the year, most notably in August, September, and December. As a result, the Portfolio’s volatility was reduced while still capturing approximately 86% of the Underlying Fund's positive return in 2024.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Service Class	S&P 500® Index	Transamerica American Funds Managed Risk VP Blended Benchmark
5/1/2015	$10,000	$10,000	$10,000
5/31/2015	$9,990	$10,129	$10,068
6/30/2015	$9,780	$9,933	$9,907
7/31/2015	$9,870	$10,141	$10,059
8/31/2015	$9,440	$9,529	$9,689
9/30/2015	$9,360	$9,293	$9,571
10/31/2015	$9,790	$10,077	$10,056
11/30/2015	$9,820	$10,107	$10,064
12/31/2015	$9,620	$9,947	$9,955
1/31/2016	$9,380	$9,454	$9,714
2/29/2016	$9,370	$9,441	$9,733
3/31/2016	$9,660	$10,082	$10,165
4/30/2016	$9,720	$10,121	$10,205
5/31/2016	$9,820	$10,302	$10,316
6/30/2016	$9,870	$10,329	$10,406
7/31/2016	$10,050	$10,710	$10,662
8/31/2016	$10,056	$10,725	$10,666
9/30/2016	$10,086	$10,727	$10,665
10/31/2016	$9,985	$10,531	$10,516
11/30/2016	$10,156	$10,921	$10,650
12/31/2016	$10,237	$11,137	$10,782
1/31/2017	$10,428	$11,348	$10,913
2/28/2017	$10,679	$11,799	$11,203
3/31/2017	$10,750	$11,813	$11,208
4/30/2017	$10,840	$11,934	$11,312
5/31/2017	$10,961	$12,102	$11,442
6/30/2017	$10,991	$12,178	$11,480
7/31/2017	$11,222	$12,428	$11,642
8/31/2017	$11,298	$12,466	$11,705
9/30/2017	$11,592	$13,020	$11,996
10/31/2017	$11,632	$13,419	$12,211
12/31/2017	$11,734	$13,569	$12,314
1/31/2018	$12,128	$14,345	$12,681
2/28/2018	$11,693	$13,817	$12,352
3/31/2018	$11,501	$13,466	$12,196
4/30/2018	$11,501	$13,517	$12,187
5/31/2018	$11,622	$13,843	$12,398
6/30/2018	$11,653	$13,928	$12,438
7/31/2018	$11,906	$14,446	$12,717
8/31/2018	$11,968	$14,917	$12,998
9/30/2018	$11,978	$15,002	$13,009
10/31/2018	$11,388	$13,977	$12,434
11/30/2018	$11,483	$14,261	$12,616
12/31/2018	$11,051	$12,974	$12,025
1/31/2019	$11,451	$14,013	$12,655
2/28/2019	$11,704	$14,463	$12,896
3/31/2019	$11,862	$14,744	$13,145
4/30/2019	$12,126	$15,341	$13,466
5/31/2019	$11,652	$14,366	$13,048
6/30/2019	$12,105	$15,379	$13,665
7/31/2019	$12,221	$15,600	$13,795
8/31/2019	$12,188	$15,353	$13,807
9/30/2019	$12,264	$15,640	$13,932
10/31/2019	$12,472	$15,979	$14,130
11/30/2019	$12,734	$16,559	$14,435
12/31/2019	$13,018	$17,059	$14,693
1/31/2020	$12,986	$17,052	$14,802
2/29/2020	$12,439	$15,648	$14,178
3/31/2020	$11,685	$13,716	$13,094
4/30/2020	$12,100	$15,474	$14,194
5/31/2020	$12,330	$16,211	$14,626
6/30/2020	$12,352	$16,533	$14,837
7/31/2020	$12,592	$17,465	$15,428
8/31/2020	$12,870	$18,721	$16,043
9/30/2020	$12,641	$18,009	$15,674
10/31/2020	$12,413	$17,531	$15,396
11/30/2020	$13,143	$19,449	$16,468
12/31/2020	$13,577	$20,197	$16,857
1/31/2021	$13,463	$19,993	$16,706
2/28/2021	$13,725	$20,545	$16,886
3/31/2021	$14,022	$21,444	$17,245
4/30/2021	$14,490	$22,589	$17,852
5/31/2021	$14,672	$22,747	$17,950
6/30/2021	$14,752	$23,278	$18,252
7/31/2021	$14,843	$23,831	$18,594
8/31/2021	$15,076	$24,555	$18,919
9/30/2021	$14,547	$23,413	$18,325
10/31/2021	$15,145	$25,054	$19,094
11/30/2021	$14,858	$24,880	$19,037
12/31/2021	$15,353	$25,995	$19,529
1/31/2022	$14,674	$24,650	$18,755
2/28/2022	$14,512	$23,912	$18,334
3/31/2022	$14,443	$24,800	$18,539
4/30/2022	$13,856	$22,637	$17,288
5/31/2022	$13,995	$22,679	$17,351
6/30/2022	$13,419	$20,807	$16,383
7/31/2022	$13,649	$22,725	$17,449
8/31/2022	$13,423	$21,798	$16,825
9/30/2022	$12,882	$19,791	$15,605
10/31/2022	$13,282	$21,393	$16,282
11/30/2022	$13,798	$22,589	$17,067
12/31/2022	$13,599	$21,287	$16,446
1/31/2023	$13,975	$22,625	$17,269
2/28/2023	$13,575	$22,073	$16,838
3/31/2023	$13,657	$22,883	$17,379
4/30/2023	$13,834	$23,240	$17,584
5/31/2023	$13,716	$23,341	$17,554
6/30/2023	$14,221	$24,883	$18,225
7/31/2023	$14,468	$25,683	$18,571
8/31/2023	$14,299	$25,274	$18,346
9/30/2023	$13,810	$24,069	$17,635
10/31/2023	$13,545	$23,563	$17,301
11/30/2023	$14,313	$25,715	$18,562
12/31/2023	$15,011	$26,883	$19,352
1/31/2024	$15,137	$27,335	$19,526
2/29/2024	$15,570	$28,794	$20,041
3/31/2024	$16,017	$29,721	$20,502
4/30/2024	$15,458	$28,507	$19,793
5/31/2024	$15,919	$29,920	$20,516
6/30/2024	$16,324	$30,994	$21,035
7/31/2024	$16,617	$31,371	$21,385
8/31/2024	$16,779	$32,132	$21,820
9/30/2024	$16,995	$32,818	$22,216
10/31/2024	$16,937	$32,521	$21,875
11/30/2024	$17,441	$34,430	$22,738
12/31/2024	$17,168	$33,609	$22,264

Average Annual Return [Table Text Block]
I4C42	1 Year	5 Years	Since Inception 5/1/15
Service Class	14.37%	5.69%	5.75%
S&P 500®IndexFootnote Reference(a)	25.02%	14.53%	13.35%
Transamerica American Funds Managed Risk VP Blended BenchmarkFootnote Reference(b)	15.04%	8.67%	8.63%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Portfolio distributions or redemptions of Portfolio shares.
AssetsNet	$ 871,637,506
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 4,750,017
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$871,637,506
Number of Portfolio Holdings	2
Portfolio Turnover Rate	0%
Total Advisory Fees Paid (net of waivers and reimbursements)	$4,750,017

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Investment Companies	96.9%
Repurchase Agreements	2.8
Net Other Assets (Liabilities)Footnote Reference^	0.3
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

American Funds Insurance Series - Asset Allocation Fund	96.9%

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/annuities/prospectus